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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                     ACCOUNT

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-717-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.

                              /s/ Mark R. Thresher
                       -----------------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 53. This summary also includes certain performance measures for each fund series for the period indicated.

Statement of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statement of Operations shows income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statement of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level expenses. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 42, provide further disclosures about the variable account and its underlying contract provisions.

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                           NATIONWIDE VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century Growth Fund - Investor Class (ACGroI)
         458,909 shares (cost $12,121,369) ........................................................   $ 8,443,925

      American Century Income & Growth Fund - Advisor Class (ACIncGroA)
         79,271 shares (cost $2,233,840) ..........................................................     2,281,413

      American Century Income & Growth Fund - Investor Class (ACIncGroI)
         245,250 shares (cost $7,236,113) .........................................................     7,063,187

      American Century International Growth Fund - Advisor Class (ACIntlGrA)
         97,682 shares (cost $796,561) ............................................................       793,176

      American Century International Growth Fund - Investor Class (ACIntlGrI)
         257,449 shares (cost $1,793,951) .........................................................     2,095,632

      American Century Short-Term Government Fund - Investor Class (ACSTGvtI)
         332,421 shares (cost $3,212,813) .........................................................     3,161,323

      American Century Ultra(R) Fund - Investor Class (ACUltraI)
         658,259 shares (cost $23,031,686) ........................................................    18,457,571

      American Century VP - International Fund - Class IV (ACVPInt4)
         13,891 shares (cost $88,991) .............................................................        90,844

      Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI)
         97,583 shares (cost $1,001,378) ..........................................................       963,140

      Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
         137,097 shares (cost $5,058,470) .........................................................     4,018,308

      Delaware Delchester Fund - Institutional Class (DeDelFund)
         116,435 shares (cost $355,619) ...........................................................       366,769

      Dreyfus A Bonds Plus, Inc. (DryABonds)
         237,619 shares (cost $3,278,873) .........................................................     3,207,854

      Dreyfus Appreciation Fund, Inc. (DryApp)
         142,544 shares (cost $5,117,275) .........................................................     5,403,838

      Dreyfus Balanced Fund, Inc. (DryBal)
         156,753 shares (cost $2,109,834) .........................................................     2,081,676

      Dreyfus Emerging Leaders Fund (DryELead)
         2,069 shares (cost $74,987) ..............................................................        84,265

      Dreyfus Premier Third Century Fund, Inc. - Class Z, The (Dry3dCen)
         143,703 shares (cost $1,372,786) .........................................................     1,169,738

      Dreyfus S&P 500 Index Fund (Dry500Ix)
         568,057 shares (cost $20,808,747) ........................................................    19,012,870

      Evergreen Equity Income Fund - Class I (EvInc)
         51,297 shares (cost $1,070,228) ..........................................................     1,132,639

      Federated Equity Income Fund - Class F Shares (FedEqInc)
         6,745 shares (cost $99,046) ..............................................................       109,875

      Federated High Yield Trust (FedHiYld)
         275,027 shares (cost $1,668,639) .........................................................     1,647,413

      Federated Intermediate Income Fund - Institutional Service Class (FedIntInc)
         47,465 shares (cost $483,375) ............................................................       478,920

      Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F (FedBdFd)
         252,069 shares (cost $2,211,805) .........................................................     2,253,495

      Fidelity(R) Advisor Balanced Fund - Class A (FidABalA)
         50,105 shares (cost $764,346) ............................................................       783,636

      Fidelity(R) Advisor Balanced Fund - Class T (FidABalT)
         75,078 shares (cost $1,177,360) ..........................................................     1,179,473

      Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA)
         26,713 shares (cost $1,129,594) ..........................................................     1,197,013

      Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)
         143,549 shares (cost $3,263,473) .........................................................   $ 3,851,407

      Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT)
         141,719 shares (cost $3,408,909) .........................................................     3,846,254

      Fidelity(R) Advisor Growth Opportunities Fund - Class A (FidAGrOppA)
         25,962 shares (cost $690,069) ............................................................       743,819

      Fidelity(R) Advisor Growth Opportunities Fund - Class T (FidAGrOppT)
         153,265 shares (cost $5,420,022) .........................................................     4,443,145

      Fidelity(R) Advisor High Income Advantage Fund - Class T (FidAHiIncT)
         373,570 shares (cost $3,535,722) .........................................................     3,541,445

      Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA)
         48,042 shares (cost $772,394) ............................................................       751,855

      Fidelity(R) Asset Manager(TM)(FidAsMgr)
         265,930 shares (cost $4,313,966) .........................................................     4,204,354

      Fidelity(R) Capital & Income Fund (FidCapInc)
         84,140 shares (cost $739,802) ............................................................       658,818

      Fidelity(R) Equity-Income Fund (FidEqInc)
         210,086 shares (cost $10,161,683) ........................................................    10,617,723

      Fidelity(R) Magellan(R) Fund (FidMgln)
         212,891 shares (cost $26,249,347) ........................................................    21,220,929

      Fidelity(R) Puritan(R) Fund (FidPurtn)
         573,697 shares (cost $10,628,736) ........................................................    10,733,877

      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         9,867 shares (cost $94,289) ..............................................................        63,445

      Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FidVIPOvS2R)
         6,761 shares (cost $102,160) .............................................................       104,121

      Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (FranMutSer)
         302,761 shares (cost $5,764,171) .........................................................     6,503,312

      Franklin Small Cap Growth Fund I - Class A (FranSmCapGr)
         65,417 shares (cost $1,934,343) ..........................................................     2,063,258

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3 (FrVIPForSec3)
         62,928 shares (cost $778,552) ............................................................       793,524

      Franklin VIT - Franklin Balance Sheet Investment Fund - Class A (FranBSInv)
         29,328 shares (cost $1,250,437) ..........................................................     1,520,351

      Gartmore Bond Fund - Class D (GartBond)
         251,569 shares (cost $2,395,687) .........................................................     2,397,455

      Gartmore Bond Index Fund - Class A (GartBdIx)
         19,641 shares (cost $218,620) ............................................................       212,908

      Gartmore Government Bond Fund - Class D (GartGvtBd)
         622,025 shares (cost $6,667,313) .........................................................     6,313,556

      Gartmore Growth Fund - Class A (GartGrowA)
         70,193 shares (cost $435,023) ............................................................       441,513

      Gartmore Growth Fund - Class D (GartGrow)
         207,510 shares (cost $1,244,284) .........................................................     1,323,915

      Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
         2,651 shares (cost $27,401) ..............................................................        28,527

      Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
         23 shares (cost $235) ....................................................................           236

      Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
         2,501 shares (cost $25,844) ..............................................................        26,708

      Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
         2,541 shares (cost $26,695) ..............................................................        27,494

      Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
         17 shares (cost $179) ....................................................................           180

      Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
         13,865 shares (cost $123,913) ............................................................       131,028

      Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
         71,640 shares (cost $547,895) ............................................................       616,103

      Gartmore ID Conservative Fund - Service Class (GartIDCon)
         93,283 shares (cost $923,146) ............................................................       935,628

      Gartmore ID Moderate Fund - Service Class (GartIDMod)
         158,296 shares (cost $1,389,276) .........................................................     1,505,400

                                                                     (Continued)

                           NATIONWIDE VARIABLE ACCOUNT

      Gartmore ID Moderately Aggressive Fund - Service Class (GartIDModAgg)
         117,076 shares (cost $1,067,284) .........................................................   $ 1,056,026

      Gartmore ID Moderately Conservative Fund - Service Class (GartIDModCon)
         111,095 shares (cost $1,060,899) .........................................................     1,087,616

      Gartmore International Index Fund - Class A (GartIntlndx)
         5,362 shares (cost $39,701) ..............................................................        39,839

      Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
         113,242 shares (cost $1,165,034) .........................................................     1,310,208

      Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt)
         45,459 shares (cost $508,816) ............................................................       591,427

      Gartmore Money Market Fund - Prime Shares (GartMyMkt)
         10,724,927 shares (cost $10,724,927) .....................................................    10,724,927

      Gartmore Money Market Fund - Service Class (GartMyMktS)
         3,704,945 shares (cost $3,704,945) .......................................................     3,704,945

      Gartmore Nationwide Fund - Class D (GartNWFund)
         300,289 shares (cost $6,547,591) .........................................................     5,735,525

      Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx)
         361,504 shares (cost $3,091,384) .........................................................     3,546,352

      Gartmore Small Cap Fund - Class A (GartSmCap)
         172,133 shares (cost $2,541,869) .........................................................     2,690,442

      Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
         60,994 shares (cost $631,343) ............................................................       688,620

      Gartmore Value Opportunities Fund - Class A (GartValOpp)
         35,673 shares (cost $539,278) ............................................................       577,542

      INVESCO Dynamics Fund - Investor Class (InvDynam)
         397,878 shares (cost $6,300,831) .........................................................     6,075,594

      INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr)
         47,576 shares (cost $538,730) ............................................................       546,648

      INVESCO Total Return Fund - Investor Class (InvTotRet)
         13,939 shares (cost $326,590) ............................................................       330,504

      Janus Adviser Balanced Fund (JanBal)
         57,114 shares (cost $1,283,296) ..........................................................     1,365,601

      Janus Adviser International Fund (JanIntl)
         13,316 shares (cost $345,651) ............................................................       321,839

      Janus Adviser Worldwide Fund (JanWorld)
         33,918 shares (cost $834,974) ............................................................       863,558

      Janus Fund (JanFund)
         418,996 shares (cost $14,682,855) ........................................................    10,064,295

      Janus Twenty Fund (Jan20Fd)
         584,688 shares (cost $37,185,110) ........................................................    23,124,402

      Janus Worldwide Fund (JanWrldwde)
         214,194 shares (cost $13,833,277) ........................................................     8,186,501

      Lazard Small Cap Portfolio - Open Shares (LazSmCap)
         142,081 shares (cost $2,421,899) .........................................................     2,929,720

      MFS(R) Strategic Income Fund - Class A (MFSStratIncA)
         114,461 shares (cost $744,590) ...........................................................       761,164

      Neuberger Berman EF - Guardian Fund - Investor Class Shares (NBEFGuard)
         204,956 shares (cost $3,191,236) .........................................................     3,059,994

      Neuberger Berman EF - Partners Fund - Investor Class Shares (NBEFPart)
         234,842 shares (cost $5,182,433) .........................................................     5,248,718

      Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen)
         305,476 shares (cost $10,904,493) ........................................................    12,432,872

      Neuberger Berman ET - Guardian Fund - Trust Class Shares (NBETGuard)
         31,049 shares (cost $334,318) ............................................................       365,137

      Neuberger Berman ET - Partners Fund - Trust Class Shares (NBETPart)
         18,991 shares (cost $310,433) ............................................................       326,644

      Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares (NBETSocRes)
         167 shares (cost $2,323) .................................................................         2,323

      Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares (NBLtdMat)
         137,346 shares (cost $1,324,113) .........................................................   $  1,293,796

      Oppenheimer Capital Appreciation Fund A (OppCapApA)
         55,426 shares (cost $1,972,669) ..........................................................      2,192,098

      Oppenheimer Champion Income Fund A (OppChpInc)
         14,396 shares (cost $132,905) ............................................................        134,745

      Oppenheimer Global Fund A (OppGlob)
         311,362 shares (cost $14,879,352) ........................................................     16,548,869

      Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4)
         36,153 shares (cost $897,702) ............................................................        921,531

      Oppenheimer Strategic Income Fund - Class A (OppStrInc)
         79,769 shares (cost $330,731) ............................................................        330,243

      Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
         69,817 shares (cost $995,100) ............................................................      1,047,954

      PIMCO Total Return Fund - Class A (PimTotRet)
         328,733 shares (cost $3,537,233) .........................................................      3,497,723

      Putnam International Equity Fund - Class A (PIntEq)
         491 shares (cost $10,401) ................................................................         10,235

      Putnam Voyager Fund - Class A (PVoyager)
         5,604 shares (cost $86,402) ..............................................................         90,112

      Strong Advisor Common Stock Fund - Class Z (StComStk)
         192,604 shares (cost $3,640,360) .........................................................      4,362,470

      Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
         23,131 shares (cost $260,642) ............................................................        284,506

      Strong Growth and Income Fund (StrGrInc)
         11,826 shares (cost $207,586) ............................................................        238,285

      Strong Growth Fund (StrGrowth)
         655 shares (cost $11,708) ................................................................         11,980

      Strong Large Cap Growth Fund (StLCap)
         91,249 shares (cost $2,465,686) ..........................................................      1,974,620

      Templeton Foreign Fund - Class A (TemForFd)
         630,080 shares (cost $6,489,088) .........................................................      6,880,471

      Van Kampen Growth and Income Fund - Class A (VKGrInc)
         38,366 shares (cost $663,115) ............................................................        710,159

      Van Kampen Growth Fund - Class A (VKGro)
         4,294 shares (cost $81,439) ..............................................................         83,982

      Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec)
         10,859 shares (cost $198,715) ............................................................        206,207

      Waddell & Reed Advisors Small Cap Fund, Inc. - Class A (WRAdSmCap)
         2,492 shares (cost $32,637) ..............................................................         33,515
                                                                                                      ------------
            Total investments .....................................................................    325,712,765
   Accounts receivable ............................................................................          1,111
                                                                                                      ------------
            Total assets ..........................................................................    325,713,876
Accounts payable ..................................................................................             --
                                                                                                      ------------
Contract owners' equity (note 4) ..................................................................   $325,713,876
                                                                                                      ============

See accompanying notes to financial statements.

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                                        7

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       ACGroI     ACIncGroA   ACIncGroI
                                                     ------------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $  1,315,810         --       15,605     57,929
   Mortality and expense risk charges (note 2) ...     (2,071,178)   (55,582)     (13,327)   (46,665)
                                                     ------------   --------   ----------   --------
      Net investment income (loss) ...............       (755,368)   (55,582)       2,278     11,264
                                                     ------------   --------   ----------   --------

   Proceeds from mutual fund shares sold .........     70,976,570    589,672    2,082,772    821,012
   Cost of mutual fund shares sold ...............    (76,950,117)  (835,881)  (1,966,859)  (900,585)
                                                     ------------   --------   ----------   --------
      Realized gain (loss) on investments ........     (5,973,547)  (246,209)     115,913    (79,573)
   Change in unrealized gain (loss)
      on investments .............................     15,035,954    463,275      (29,429)   361,384
                                                     ------------   --------   ----------   --------
      Net gain (loss) on investments .............      9,062,407    217,066       86,484    281,811
                                                     ------------   --------   ----------   --------
   Reinvested capital gains ......................        112,678         --           --         --
                                                     ------------   --------   ----------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  8,419,717    161,484       88,762    293,075
                                                     ============   ========   ==========   ========

                                                      ACIntlGrA   ACIntlGrI   ACSTGvtI    ACUltraI
                                                     ----------   ---------   --------   ----------
Investment activity:
   Reinvested dividends ..........................           --         --      27,881           --
   Mortality and expense risk charges (note 2) ...       (3,875)   (13,884)    (19,394)    (118,107)
                                                     ----------   --------    --------   ----------
      Net investment income (loss) ...............       (3,875)   (13,884)      8,487     (118,107)
                                                     ----------   --------    --------   ----------

   Proceeds from mutual fund shares sold .........    1,438,260    331,396     516,836    1,656,846
   Cost of mutual fund shares sold ...............   (1,347,057)  (251,107)   (519,498)  (1,932,267)
                                                     ----------   --------    --------   ----------
      Realized gain (loss) on investments ........       91,203     80,289      (2,662)    (275,421)
   Change in unrealized gain (loss)
      on investments .............................      (43,958)   (28,312)    (37,143)   1,217,524
                                                     ----------   --------    --------   ----------
      Net gain (loss) on investments .............       47,245     51,977     (39,805)     942,103
                                                     ----------   --------    --------   ----------
   Reinvested capital gains ......................           --         --          --           --
                                                     ----------   --------    --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       43,370     38,093     (31,318)     823,996
                                                     ==========   ========    ========   ==========

                                                     ACVPInt4   CSGIFixI   CSMidCpGr   DeDelFund
                                                     --------   --------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................    $   --       9,650         --      18,182
   Mortality and expense risk charges (note 2) ...      (104)     (6,229)   (26,043)     (2,823)
                                                      ------    --------   --------    --------
      Net investment income (loss) ...............      (104)      3,421    (26,043)     15,359
                                                      ------    --------   --------    --------

   Proceeds from mutual fund shares sold .........        35     279,550    276,704     251,402
   Cost of mutual fund shares sold ...............       (35)   (280,076)  (484,431)   (213,042)
                                                      ------    --------   --------    --------
      Realized gain (loss) on investments ........        --        (526)  (207,727)     38,360
   Change in unrealized gain (loss)
      on investments .............................     1,854     (19,199)   461,100     (41,709)
                                                      ------    --------   --------    --------
      Net gain (loss) on investments .............     1,854     (19,725)   253,373      (3,349)
                                                      ------    --------   --------    --------
   Reinvested capital gains ......................        --          --         --          --
                                                      ------    --------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $1,750     (16,304)   227,330      12,010
                                                      ======    ========   ========    ========

                                                     DryABonds    DryApp     DryBal    DryELead
                                                     ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................     53,942         925     14,687        --
   Mortality and expense risk charges (note 2) ...    (21,974)    (31,230)   (12,932)     (547)
                                                     --------    --------   --------   -------
      Net investment income (loss) ...............     31,968     (30,305)     1,755      (547)
                                                     --------    --------   --------   -------

   Proceeds from mutual fund shares sold .........    322,551     284,953    123,425    20,804
   Cost of mutual fund shares sold ...............   (328,016)   (317,395)  (144,628)  (19,660)
                                                     --------    --------   --------   -------
      Realized gain (loss) on investments ........     (5,465)    (32,442)   (21,203)    1,144
   Change in unrealized gain (loss)
      on investments .............................   (125,258)    139,368      8,618     3,354
                                                     --------    --------   --------   -------
      Net gain (loss) on investments .............   (130,723)    106,926    (12,585)    4,498
                                                     --------    --------   --------   -------
   Reinvested capital gains ......................         --          --         --        --
                                                     --------    --------   --------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (98,755)     76,621    (10,830)    3,951
                                                     ========    ========   ========   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      Dry3dCen    Dry500Ix      EvInc    FedEqInc
                                                     ---------   ----------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $      --           57      9,857      909
   Mortality and expense risk charges (note 2) ...      (7,741)    (121,941)    (6,731)    (608)
                                                     ---------   ----------   --------    -----
      Net investment income (loss) ...............      (7,741)    (121,884)     3,126      301
                                                     ---------   ----------   --------    -----

   Proceeds from mutual fund shares sold .........     149,846    1,348,975    150,274      475
   Cost of mutual fund shares sold ...............    (271,101)  (1,614,085)  (146,401)    (420)
                                                     ---------   ----------   --------    -----
      Realized gain (loss) on investments ........    (121,255)    (265,110)     3,873       55
   Change in unrealized gain (loss)
      on investments .............................     152,741      854,203    (17,610)   2,068
                                                     ---------   ----------   --------    -----
      Net gain (loss) on investments .............      31,486      589,093    (13,737)   2,123
                                                     ---------   ----------   --------    -----
   Reinvested capital gains ......................          --           --         --       --
                                                     ---------   ----------   --------    -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  23,745      467,209    (10,611)   2,424
                                                     =========   ==========   ========    =====

                                                      FedHiYld    FedIntInc    FedBdFd   FidABalA
                                                     ----------   ---------   --------   --------
Investment activity:
   Reinvested dividends ..........................      100,706      7,798      72,685     6,884
   Mortality and expense risk charges (note 2) ...      (15,495)    (2,149)    (15,078)   (4,407)
                                                     ----------    -------    --------   -------
      Net investment income (loss) ...............       85,211      5,649      57,607     2,477
                                                     ----------    -------    --------   -------

   Proceeds from mutual fund shares sold .........    4,439,865     30,062     474,944   100,196
   Cost of mutual fund shares sold ...............   (4,460,968)   (29,260)   (456,799)  (99,511)
                                                     ----------    -------    --------   -------
      Realized gain (loss) on investments ........      (21,103)       802      18,145       685
   Change in unrealized gain (loss)
      on investments .............................      (30,438)   (11,153)    (71,779)   (8,597)
                                                     ----------    -------    --------   -------
      Net gain (loss) on investments .............      (51,541)   (10,351)    (53,634)   (7,912)
                                                     ----------    -------    --------   -------
   Reinvested capital gains ......................           --         --          --        --
                                                     ----------    -------    --------   -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       33,670     (4,702)      3,973    (5,435)
                                                     ==========    =======    ========   =======

                                                      FidABalT   FidAEGroA   FidAEqIncA   FidAEqIncT
                                                     ---------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $   9,102         --       10,879        8,371
   Mortality and expense risk charges (note 2) ...      (7,969)    (6,152)     (19,637)     (23,718)
                                                     ---------   --------     --------     --------
      Net investment income (loss) ...............       1,133     (6,152)      (8,758)     (15,347)
                                                     ---------   --------     --------     --------

   Proceeds from mutual fund shares sold .........     129,573    154,903      356,475      235,428
   Cost of mutual fund shares sold ...............    (147,308)  (130,549)    (255,755)    (237,013)
                                                     ---------   --------     --------     --------
      Realized gain (loss) on investments ........     (17,735)    24,354      100,720       (1,585)
   Change in unrealized gain (loss)
      on investments .............................       3,152     (7,690)      84,166      179,162
                                                     ---------   --------     --------     --------
      Net gain (loss) on investments .............     (14,583)    16,664      184,886      177,577
                                                     ---------   --------     --------     --------
   Reinvested capital gains ......................          --         --           --           --
                                                     ---------   --------     --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (13,450)    10,512      176,128      162,230
                                                     =========   ========     ========     ========

                                                     FidAGrOppA   FidAGrOppT   FidAHiIncT    FidAOvA
                                                     ----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................         --            --       118,436          --
   Mortality and expense risk charges (note 2) ...     (3,462)      (29,589)      (25,363)     (3,383)
                                                      -------      --------    ----------   ---------
      Net investment income (loss) ...............     (3,462)      (29,589)       93,073      (3,383)
                                                      -------      --------    ----------   ---------

   Proceeds from mutual fund shares sold .........     11,987       510,609     1,653,362   1,009,873
   Cost of mutual fund shares sold ...............    (12,196)     (861,826)   (1,569,986)   (945,810)
                                                      -------      --------    ----------   ---------
      Realized gain (loss) on investments ........       (209)     (351,217)       83,376      64,063
   Change in unrealized gain (loss)
      on investments .............................     11,466       408,509      (114,268)    (54,711)
                                                      -------      --------    ----------   ---------
      Net gain (loss) on investments .............     11,257        57,292       (30,892)      9,352
                                                      -------      --------    ----------   ---------
   Reinvested capital gains ......................         --            --            --          --
                                                      -------      --------    ----------   ---------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      7,795        27,703        62,181       5,969
                                                      =======      ========    ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                      FidAsMgr   FidCapInc   FidEqInc     FidMgln
                                                     ---------   ---------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $  45,310     21,803      79,888       45,330
   Mortality and expense risk charges (note 2) ...     (29,507)    (4,378)    (69,072)    (141,053)
                                                     ---------    -------    --------   ----------
      Net investment income (loss) ...............      15,803     17,425      10,816      (95,723)
                                                     ---------    -------    --------   ----------

   Proceeds from mutual fund shares sold .........     615,243     23,745     689,313    1,344,543
   Cost of mutual fund shares sold ...............    (695,791)   (27,043)   (741,879)  (1,646,106)
                                                     ---------    -------    --------   ----------
      Realized gain (loss) on investments ........     (80,548)    (3,298)    (52,566)    (301,563)
   Change in unrealized gain (loss)
      on investments .............................      89,712    (15,829)    213,747      729,191
                                                     ---------    -------    --------   ----------
      Net gain (loss) on investments .............       9,164    (19,127)    161,181      427,628
                                                     ---------    -------    --------   ----------
   Reinvested capital gains ......................          --         --     111,774           --
                                                     ---------    -------    --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  24,967     (1,702)    283,771      331,905
                                                     =========    =======    ========   ==========

                                                     FidPurtn   FidVIPHI   FidVIPOvS2R   FranMutSer
                                                     --------   --------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................    126,112     5,196         --          26,544
   Mortality and expense risk charges (note 2) ...    (70,039)     (414)       (85)        (38,109)
                                                     --------    ------      -----        --------
      Net investment income (loss) ...............     56,073     4,782        (85)        (11,565)
                                                     --------    ------      -----        --------

   Proceeds from mutual fund shares sold .........    728,197       435         54         326,743
   Cost of mutual fund shares sold ...............   (783,561)     (782)       (55)       (322,413)
                                                     --------    ------      -----        --------
      Realized gain (loss) on investments ........    (55,364)     (347)        (1)          4,330
   Change in unrealized gain (loss)
      on investments .............................    190,413    (4,424)     1,961         167,914
                                                     --------    ------      -----        --------
      Net gain (loss) on investments .............    135,049    (4,771)     1,960         172,244
                                                     --------    ------      -----        --------
   Reinvested capital gains ......................         --        --         --              --
                                                     --------    ------      -----        --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    191,122        11      1,875         160,679
                                                     ========    ======      =====        ========

                                                     FranSmCapGr   FrVIPForSec3   FranBSInv   GartBond
                                                     -----------   ------------   ---------   --------
Investment activity:
   Reinvested dividends ..........................    $      --        5,813            --      58,363
   Mortality and expense risk charges (note 2) ...      (10,527)        (938)       (7,595)    (15,520)
                                                      ---------       ------      --------    --------
      Net investment income (loss) ...............      (10,527)       4,875        (7,595)     42,843
                                                      ---------       ------      --------    --------

   Proceeds from mutual fund shares sold .........      151,447            3       206,309     229,193
   Cost of mutual fund shares sold ...............     (145,280)          (3)     (177,063)   (221,899)
                                                      ---------       ------      --------    --------
      Realized gain (loss) on investments ........        6,167           --        29,246       7,294
   Change in unrealized gain (loss)
      on investments .............................       74,958       14,972        87,921     (58,132)
                                                      ---------       ------      --------    --------
      Net gain (loss) on investments .............       81,125       14,972       117,167     (50,838)
                                                      ---------       ------      --------    --------
   Reinvested capital gains ......................           --           --            --          --
                                                      ---------       ------      --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  70,598       19,847       109,572      (7,995)
                                                      =========       ======      ========    ========

                                                     GartBdIx    GartGvtBd   GartGrowA   GartGrow
                                                     --------   ----------   ---------   --------
Investment activity:
   Reinvested dividends ..........................     3,281       124,150         --          --
   Mortality and expense risk charges (note 2) ...    (1,171)      (39,107)    (2,643)     (8,915)
                                                     -------    ----------   --------    --------
      Net investment income (loss) ...............     2,110        85,043     (2,643)     (8,915)
                                                     -------    ----------   --------    --------

   Proceeds from mutual fund shares sold .........    28,985       940,512    224,444     225,267
   Cost of mutual fund shares sold ...............   (28,651)   (1,000,150)  (216,189)   (212,537)
                                                     -------    ----------   --------    --------
      Realized gain (loss) on investments ........       334       (59,638)     8,255      12,730
   Change in unrealized gain (loss)
      on investments .............................    (4,194)      (79,319)       549      26,335
                                                     -------    ----------   --------    --------
      Net gain (loss) on investments .............    (3,860)     (138,957)     8,804      39,065
                                                     -------    ----------   --------    --------
   Reinvested capital gains ......................        --            --         --          --
                                                     -------    ----------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (1,750)      (53,914)     6,161      30,150
                                                     =======    ==========   ========    ========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg
                                                     ---------   ---------   ---------   ------------
Investment activity:
   Reinvested dividends ..........................    $   59          1          94           72
   Mortality and expense risk charges (note 2)....       (38)        --         (38)         (34)
                                                      ------        ---         ---          ---
      Net investment income (loss) ...............        21          1          56           38
                                                      ------        ---         ---          ---

   Proceeds from mutual fund shares sold .........        33         --          32           28
   Cost of mutual fund shares sold ...............       (32)        --         (31)         (27)
                                                      ------        ---         ---          ---
      Realized gain (loss) on investments ........         1         --           1            1
   Change in unrealized gain (loss)
      on investments .............................     1,126         --         865          799
                                                      ------        ---         ---          ---
      Net gain (loss) on investments .............     1,127         --         866          800
                                                      ------        ---         ---          ---
   Reinvested capital gains ......................        --         --          --           --
                                                      ------        ---         ---          ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $1,148          1         922          838
                                                      ======        ===         ===          ===

                                                     GVITIDModCon   GVITJPBal   GartIDAgg   GartIDCon
                                                     ------------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................        --          1,139       2,161        9,315
   Mortality and expense risk charges (note 2) ...        --           (741)     (2,786)      (4,702)
                                                         ---         ------      ------      -------
      Net investment income (loss) ...............        --            398        (625)       4,613
                                                         ---         ------      ------      -------

   Proceeds from mutual fund shares sold .........        --          9,187       8,678       67,565
   Cost of mutual fund shares sold ...............        --         (8,991)     (8,017)     (66,094)
                                                         ---         ------      ------      -------
      Realized gain (loss) on investments ........        --            196         661        1,471
   Change in unrealized gain (loss)
      on investments .............................         1           (211)     16,117       (3,645)
                                                         ---         ------      ------      -------
      Net gain (loss) on investments .............         1            (15)     16,778       (2,174)
                                                         ---         ------      ------      -------
   Reinvested capital gains ......................        --             --          --           --
                                                         ---         ------      ------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................         1            383      16,153        2,439
                                                         ===         ======      ======      =======

                                                     GartIDMod   GartIDModAgg   GartIDModCon   GartIntlndx
                                                     ---------   ------------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................   $ 10,326          5,477        9,309            244
   Mortality and expense risk charges (note 2) ...     (8,070)        (6,327)      (5,339)          (490)
                                                     --------     ----------      -------       --------
      Net investment income (loss) ...............      2,256           (850)       3,970           (246)
                                                     --------     ----------      -------       --------

   Proceeds from mutual fund shares sold .........    106,425      2,994,041       41,975        912,340
   Cost of mutual fund shares sold ...............    (99,035)    (2,908,317)     (37,562)      (877,134)
                                                     --------    ----------      -------       --------
      Realized gain (loss) on investments ........      7,390         85,724        4,413         35,206
   Change in unrealized gain (loss)
      on investments .............................     11,902        (42,430)      (2,274)       (20,111)
                                                     --------     ----------      -------       --------
      Net gain (loss) on investments .............     19,292         43,294        2,139         15,095
                                                     --------     ----------      -------       --------
   Reinvested capital gains ......................         --             --           --             --
                                                     --------     ----------      -------       --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 21,548         42,444        6,109         14,849
                                                     ========     ==========      =======       ========

                                                     GartLgCpVal   GartMdCpMkt    GartMyMkt    GartMyMktS
                                                     -----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................       4,684           562         28,354        11,242
   Mortality and expense risk charges (note 2) ...      (7,457)       (2,844)       (70,049)      (35,424)
                                                      --------       -------     ----------   -----------
      Net investment income (loss) ...............      (2,773)       (2,282)       (41,695)      (24,182)
                                                      --------       -------     ----------   -----------

   Proceeds from mutual fund shares sold .........     311,638       117,909      3,929,514    17,186,318
   Cost of mutual fund shares sold ...............    (273,716)      (85,435)    (3,929,514)  (17,186,318)
                                                      --------       -------     ----------   -----------
      Realized gain (loss) on investments ........      37,922        32,474             --            --
   Change in unrealized gain (loss)
      on investments .............................       5,059        (5,667)            --            --
                                                      --------       -------     ----------   -----------
      Net gain (loss) on investments .............      42,981        26,807             --            --
                                                      --------       -------     ----------   -----------
   Reinvested capital gains ......................          --            --             --            --
                                                      --------       -------     ----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      40,208        24,525        (41,695)      (24,182)
                                                      ========       =======     ==========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GartNWFund   GartSP500Indx   GartSmCap   GartSmCapIx
                                                     ----------   -------------   ---------   -----------
Investment activity:
   Reinvested dividends ..........................   $  16,674        15,342            --        1,107
   Mortality and expense risk charges (note 2) ...     (37,340)      (20,793)      (15,396)      (2,720)
                                                     ---------      --------      --------      -------
      Net investment income (loss) ...............     (20,666)       (5,451)      (15,396)      (1,613)
                                                     ---------      --------      --------      -------

   Proceeds from mutual fund shares sold .........     393,506       705,419       690,432       35,669
   Cost of mutual fund shares sold ...............    (674,624)     (559,139)     (673,273)     (28,336)
                                                     ---------      --------      --------      -------
      Realized gain (loss) on investments ........    (281,118)      146,280        17,159        7,333
   Change in unrealized gain (loss)
      on investments .............................     394,816       (51,661)      181,238       25,975
                                                     ---------      --------      --------      -------
      Net gain (loss) on investments .............     113,698        94,619       198,397       33,308
                                                     ---------      --------      --------      -------
   Reinvested capital gains ......................          --            --            --           --
                                                     ---------      --------      --------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  93,032        89,168       183,001       31,695
                                                     =========      ========      ========      =======

                                                     GartValOpp    InvDynam    InvSmCoGr   InvTotRet
                                                     ----------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................        260             --         --       2,762
   Mortality and expense risk charges (note 2) ...     (2,042)       (42,569)    (3,260)     (2,183)
                                                      -------     ----------   --------    --------
      Net investment income (loss) ...............     (1,782)       (42,569)    (3,260)        579
                                                      -------     ----------   --------    --------

   Proceeds from mutual fund shares sold .........     15,050      1,002,562    289,253      91,606
   Cost of mutual fund shares sold ...............    (13,311)    (1,937,710)  (280,386)   (100,081)
                                                      -------     ----------   --------    --------
      Realized gain (loss) on investments ........      1,739       (935,148)     8,867      (8,475)
   Change in unrealized gain (loss)
      on investments .............................     13,136      1,158,215      6,628       5,574
                                                      -------     ----------   --------    --------
      Net gain (loss) on investments .............     14,875        223,067     15,495      (2,901)
                                                      -------     ----------   --------    --------
   Reinvested capital gains ......................         --             --         --          --
                                                      -------     ----------   --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     13,093        180,498     12,235      (2,322)
                                                      =======     ==========   ========    ========

                                                       JanBal      JanIntl    JanWorld     JanFund
                                                     ---------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................   $   8,313           --         --           --
   Mortality and expense risk charges (note 2) ...      (7,670)      (1,746)    (6,834)     (66,938)
                                                     ---------   ----------   --------   ----------
      Net investment income (loss) ...............         643       (1,746)    (6,834)     (66,938)
                                                     ---------   ----------   --------   ----------

   Proceeds from mutual fund shares sold .........     301,564    1,448,041    455,499    1,377,199
   Cost of mutual fund shares sold ...............    (275,522)  (1,389,561)  (419,556)  (2,698,650)
                                                     ---------   ----------   --------   ----------
      Realized gain (loss) on investments ........      26,042       58,480     35,943   (1,321,451)
   Change in unrealized gain (loss)
      on investments .............................      (6,298)     (54,547)   (69,465)   1,542,038
                                                     ---------   ----------   --------   ----------
      Net gain (loss) on investments .............      19,744        3,933    (33,522)     220,587
                                                     ---------   ----------   --------   ----------
   Reinvested capital gains ......................          --           --         --           --
                                                     ---------   ----------   --------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $  20,387        2,187    (40,356)     153,649
                                                     =========   ==========   ========   ==========

                                                       Jan20Fd    JanWrldwde   LazSmCap   MFSStratIncA
                                                     ----------   ----------   --------   ------------
Investment activity:
   Reinvested dividends ..........................           --           --         --      22,911
   Mortality and expense risk charges (note 2) ...     (148,129)     (62,778)   (18,028)     (4,967)
                                                     ----------   ----------   --------     -------
      Net investment income (loss) ...............     (148,129)     (62,778)   (18,028)     17,944
                                                     ----------   ----------   --------     -------

   Proceeds from mutual fund shares sold .........    2,008,047    1,801,988    320,858      73,273
   Cost of mutual fund shares sold ...............   (3,348,581)  (3,373,565)  (228,053)    (67,111)
                                                     ----------   ----------   --------     -------
      Realized gain (loss) on investments ........   (1,340,534)  (1,571,577)    92,805       6,162
   Change in unrealized gain (loss)
      on investments .............................    3,385,736    1,297,938     65,805     (26,845)
                                                     ----------   ----------   --------     -------
      Net gain (loss) on investments .............    2,045,202     (273,639)   158,610     (20,683)
                                                     ----------   ----------   --------     -------
   Reinvested capital gains ......................           --           --         --          --
                                                     ----------   ----------   --------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    1,897,073     (336,417)   140,582      (2,739)
                                                     ==========   ==========   ========     =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     NBEFGuard   NBEFPart    NBETGen    NBETGuard
                                                     ---------   --------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $      --         --          --         --
   Mortality and expense risk charges (note 2) ...     (21,260)   (33,814)    (69,457)    (2,088)
                                            -        ---------   --------   ---------    -------
      Net investment income (loss) ...............     (21,260)   (33,814)    (69,457)    (2,088)
                                                     ---------   --------   ---------    -------

   Proceeds from mutual fund shares sold .........     471,983    310,440     854,505     87,717
   Cost of mutual fund shares sold ...............    (582,707)  (365,253)   (640,254)   (84,539)
                                                     ---------   --------   ---------    -------
      Realized gain (loss) on investments ........    (110,724)   (54,813)    214,251      3,178
   Change in unrealized gain (loss) on
      investments ................................     244,609    329,403     852,977     12,570
                                                     ---------   --------   ---------    -------
      Net gain (loss) on investments .............     133,885    274,590   1,067,228     15,748
                                                     ---------   --------   ---------    -------
   Reinvested capital gains ......................          --         --          --         --
                                                     ---------   --------   ---------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 112,625    240,776     997,771     13,660
                                                     =========   ========   =========    =======

                                                      NBETPart   NBLtdMat   OppCapApA   OppChpInc
                                                     ---------   --------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................         --      24,152         --      3,457
   Mortality and expense risk charges (note 2) ...     (1,597)     (8,790)   (10,523)      (519)
                                            -        --------    --------    -------     ------
      Net investment income (loss) ...............     (1,597)     15,362    (10,523)     2,938
                                                     --------    --------    -------     ------

   Proceeds from mutual fund shares sold .........    117,734     162,784     73,041      1,218
   Cost of mutual fund shares sold ...............   (106,336)   (166,356)   (76,281)    (1,173)
                                                     --------    --------    -------     ------
      Realized gain (loss) on investments ........     11,398      (3,572)    (3,240)        45
   Change in unrealized gain (loss)
      on investments .............................      1,747     (20,512)    45,290     (1,705)
                                                     --------    --------    -------     ------
      Net gain (loss) on investments .............     13,145     (24,084)    42,050     (1,660)
                                                     --------    --------    -------     ------
   Reinvested capital gains ......................         --          --         --         --
                                                     --------    --------    -------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     11,548      (8,722)    31,527      1,278
                                                     ========    ========    =======     ======

                                                       OppGlob     OppGlSec4   OppStrInc   PhxBalFd
                                                     -----------   ---------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $        --        --        6,867     10,124
   Mortality and expense risk charges (note 2) ...      (110,036)   (1,057)      (1,718)    (6,704)
                                            -        -----------    ------      -------    -------
      Net investment income (loss) ...............      (110,036)   (1,057)       5,149      3,420
                                                     -----------    ------      -------    -------

   Proceeds from mutual fund shares sold .........     2,891,015        --       36,734     24,714
   Cost of mutual fund shares sold ...............    (2,459,505)       --      (35,637)   (29,172)
                                                     -----------    ------      -------    -------
      Realized gain (loss) on investments ........       431,510        --        1,097     (4,458)
   Change in unrealized gain (loss)
      on investments .............................       105,456    23,828       (8,057)    14,387
                                                     -----------    ------      -------    -------
      Net gain (loss) on investments .............       536,966    23,828       (6,960)     9,929
                                                     -----------    ------      -------    -------
   Reinvested capital gains ......................            --        --           --         --
                                                     -----------    ------      -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   426,930    22,771       (1,811)    13,349
                                                     ===========    ======      =======    =======

                                                     PimTotRet    PIntEq    PVoyager   StComStk
                                                     ---------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................     28,587          --       --           --
   Mortality and expense risk charges (note 2) ...    (18,558)       (242)    (405)     (26,648)
                                                     --------    --------     ----     --------
      Net investment income (loss) ...............     10,029        (242)    (405)     (26,648)
                                                     --------    --------     ----     --------

   Proceeds from mutual fund shares sold .........    320,458     316,456      396      301,556
   Cost of mutual fund shares sold ...............   (316,141)   (288,252)    (354)    (264,339)
                                                     --------    --------     ----     --------
      Realized gain (loss) on investments ........      4,317      28,204       42       37,217
   Change in unrealized gain (loss)
      on investments .............................    (34,143)    (18,167)     937       56,155
                                                     --------    --------     ----     --------
      Net gain (loss) on investments .............    (29,826)     10,037      979       93,372
                                                     --------    --------     ----     --------
   Reinvested capital gains ......................         --          --       --           --
                                                     --------    --------     ----     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    (19,797)      9,795      574       66,724
                                                     ========    ========     ====     ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     StrMidCap   StrGrInc   StrGrowth    StLCap
                                                     ---------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $     --        135        --            --
   Mortality and expense risk charges (note 2) ...     (1,502)    (1,263)      (17)      (13,396)
                                                     --------     ------      ----      --------
      Net investment income (loss) ...............     (1,502)    (1,128)      (17)      (13,396)
                                                     --------     ------      ----      --------

   Proceeds from mutual fund shares sold .........     27,177      3,608       599       332,149
   Cost of mutual fund shares sold ...............    (22,080)    (3,647)     (594)     (743,387)
                                                     --------     ------      ----      --------
      Realized gain (loss) on investments ........      5,097        (39)        5      (411,238)
   Change in unrealized gain (loss)
      on investments .............................      8,616      5,522       272       478,299
                                                     --------     ------      ----      --------
      Net gain (loss) on investments .............     13,713      5,483       277        67,061
                                                     --------     ------      ----      --------
   Reinvested capital gains ......................         --         --        --            --
                                                     --------     ------      ----      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 12,211      4,355       260        53,665
                                                     ========     ======      ====      ========

                                                      TemForFd    VKGrInc   VKGro   VKRealEstSec
                                                     ----------   -------   -----   ------------
Investment activity:
   Reinvested dividends ..........................           --     3,971      --       1,834
   Mortality and expense risk charges (note 2) ...      (44,543)   (2,980)   (216)       (803)
                                                     ----------   -------   -----     -------
      Net investment income (loss) ...............      (44,543)      991    (216)      1,031
                                                     ----------   -------   -----     -------

   Proceeds from mutual fund shares sold .........    2,381,085    32,846     261      34,831
   Cost of mutual fund shares sold ...............   (2,147,561)  (27,757)   (246)    (32,721)
                                                     ----------   -------   -----     -------
      Realized gain (loss) on investments ........      233,524     5,089      15       2,110
   Change in unrealized gain (loss)
      on investments .............................      (54,195)   10,731   2,130       3,336
                                                     ----------   -------   -----     -------
      Net gain (loss) on investments .............      179,329    15,820   2,145       5,446
                                                     ----------   -------   -----     -------
   Reinvested capital gains ......................           --        --      --         904
                                                     ----------   -------   -----     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      134,786    16,811   1,929       7,381
                                                     ==========   =======   =====     =======

                                                     WRAdSmCap
                                                     ---------
Investment activity:
   Reinvested dividends ..........................    $    --
   Mortality and expense risk charges (note 2) ...        (98)
                                                      -------
      Net investment income (loss) ...............        (98)
                                                      -------

   Proceeds from mutual fund shares sold .........     10,116
   Cost of mutual fund shares sold ...............     (9,216)
                                                      -------
      Realized gain (loss) on investments ........        900
   Change in unrealized gain (loss)
      on investments .............................        189
                                                      -------
      Net gain (loss) on investments .............      1,089
                                                      -------
   Reinvested capital gains ......................         --
                                                      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   991
                                                      =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                             Total                     ACGroI
                                                  --------------------------   ---------------------
                                                      2004           2003         2004        2003
                                                  ------------   -----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (755,368)     (389,445)    (55,582)    (48,408)
   Realized gain (loss) on investments ........     (5,973,547)  (12,581,154)   (246,209)   (414,244)
   Change in unrealized gain (loss)
      on investments ..........................     15,035,954    37,271,313     463,275   1,133,749
   Reinvested capital gains ...................        112,678            --          --          --
                                                  ------------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      8,419,717    24,300,714     161,484     671,097
                                                  ------------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     21,542,576    25,372,454     315,318     171,437
   Transfers between funds ....................             --            --      33,574     (79,761)
   Redemptions (note 3) .......................    (31,894,242)  (20,381,847)   (558,008)   (420,972)
   Annuity benefits ...........................         (5,079)       (4,437)     (5,079)     (4,437)
   Annual contract maintenance charges
      (note 2).................................       (223,976)     (235,783)     (8,575)     (9,214)
   Contingent deferred sales charges
      (note 2) ................................       (195,098)     (260,556)     (5,603)     (2,870)
   Adjustments to maintain reserves ...........         11,852      (443,466)      3,717     (26,297)
                                                  ------------   -----------   ---------   ---------
         Net equity transactions ..............    (10,763,967)    4,046,365    (224,656)   (372,114)
                                                  ------------   -----------   ---------   ---------

Net change in contract owners' equity .........     (2,344,250)   28,347,079     (63,172)    298,983
Contract owners' equity beginning of period ...    328,058,126   261,873,293   8,510,043   7,571,854
                                                  ------------   -----------   ---------   ---------
Contract owners' equity end of period .........   $325,713,876   290,220,372   8,446,871   7,870,837
                                                  ============   ===========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     20,918,239    19,078,676     199,202     202,293
                                                  ------------   -----------   ---------   ---------
   Units purchased ............................      6,035,179    32,216,849      43,247       9,819
   Units redeemed .............................     (6,787,454)  (31,319,442)    (16,653)    (14,415)
                                                  ------------   -----------   ---------   ---------
   Ending units ...............................     20,165,964    19,976,083     225,796     197,697
                                                  ============   ===========   =========   =========

                                                         ACIncGroA               ACIncGroI
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............        2,278       2,047      11,264      10,233
   Realized gain (loss) on investments ........      115,913     (23,628)    (79,573)   (197,100)
   Change in unrealized gain (loss)
      on investments ..........................      (29,429)    178,248     361,384     830,658
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       88,762     156,667     293,075     643,791
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      597,843     169,251     321,487     298,189
   Transfers between funds ....................      927,964     (56,695)   (210,031)    (44,328)
   Redemptions (note 3) .......................   (1,419,057)    (49,016)   (541,768)   (547,200)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................           --          --      (6,686)     (7,174)
   Contingent deferred sales charges
      (note 2) ................................         (852)       (528)     (4,989)     (8,389)
   Adjustments to maintain reserves ...........          (29)        (50)        168         (45)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      105,869      62,962    (441,819)   (308,947)
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........      194,631     219,629    (148,744)    334,844
Contract owners' equity beginning of period ...    2,086,730   1,297,583   7,212,151   5,992,253
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........    2,281,361   1,517,212   7,063,407   6,327,097
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      254,671     202,500     431,936     459,146
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................      282,878      27,471      34,874      35,207
   Units redeemed .............................     (270,223)    (17,405)    (60,666)    (59,309)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      267,326     212,566     406,144     435,044
                                                  ==========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         ACIntlGrA                ACIntlGrI
                                                  -----------------------   ---------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (3,875)      (2,329)    (13,884)    (10,104)
   Realized gain (loss) on investments ........       91,203       92,953      80,289    (174,906)
   Change in unrealized gain (loss)
      on investments ..........................      (43,958)       3,291     (28,312)    265,949
   Reinvested capital gains ...................           --           --          --          --
                                                  ----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       43,370       93,915      38,093      80,939
                                                  ----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       23,237       67,644      68,920     113,547
   Transfers between funds ....................     (310,816)    (122,988)     51,915      18,540
   Redemptions (note 3) .......................      (23,506)      (7,667)   (126,541)   (115,841)
   Annuity benefits ...........................           --           --          --          --
   Annual contract maintenance charges
      (note 2) ................................           --           --      (2,067)     (2,100)
   Contingent deferred sales charges
      (note 2) ................................         (285)        (277)       (619)     (3,235)
   Adjustments to maintain reserves ...........          (24)         (10)         51         831
                                                  ----------   ----------   ---------   ---------
         Net equity transactions ..............     (311,394)     (63,298)     (8,341)     11,742
                                                  ----------   ----------   ---------   ---------

Net change in contract owners' equity .........     (268,024)      30,617      29,752      92,681
Contract owners' equity beginning of period ...    1,061,173      238,617   2,067,110   1,585,693
                                                  ----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $  793,149      269,234   2,096,862   1,678,374
                                                  ==========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      172,001       47,760     115,663     109,800
                                                  ----------   ----------   ---------   ---------
   Units purchased ............................      177,791    3,077,513      19,901      69,906
   Units redeemed .............................     (223,572)  (3,073,865)    (20,372)    (68,815)
                                                  ----------   ----------   ---------   ---------
   Ending units ...............................      126,220       51,408     115,192     110,891
                                                  ==========   ==========   =========   =========

                                                         ACSTGvtI                 ACUltraI
                                                  ---------------------   -----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       8,487      23,496     (118,107)     (98,282)
   Realized gain (loss) on investments ........      (2,662)     16,338     (275,421)    (651,491)
   Change in unrealized gain (loss)
      on investments ..........................     (37,143)    (29,932)   1,217,524    2,477,160
   Reinvested capital gains ...................          --          --           --           --
                                                  ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (31,318)      9,902      823,996    1,727,387
                                                  ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     172,829     542,232      780,576      600,748
   Transfers between funds ....................    (180,743)     43,527     (175,984)    (243,551)
   Redemptions (note 3) .......................    (247,194)   (451,351)  (1,467,174)    (945,708)
   Annuity benefits ...........................          --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................      (1,897)     (2,039)     (13,023)     (13,917)
   Contingent deferred sales charges
      (note 2) ................................      (4,381)     (4,027)     (10,753)     (12,254)
   Adjustments to maintain reserves ...........         171     (14,101)         332      (10,435)
                                                  ---------   ---------   ----------   ----------
         Net equity transactions ..............    (261,215)    114,241     (886,026)    (625,117)
                                                  ---------   ---------   ----------   ----------

Net change in contract owners' equity .........    (292,533)    124,143      (62,030)   1,102,270
Contract owners' equity beginning of period ...   3,453,840   4,038,133   18,519,651   15,470,323
                                                  ---------   ---------   ----------   ----------
Contract owners' equity end of period .........   3,161,307   4,162,276   18,457,621   16,572,593
                                                  =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     194,103     209,853    1,249,922    1,204,587
                                                  ---------   ---------   ----------   ----------
   Units purchased ............................      18,300      72,430      101,396      105,062
   Units redeemed .............................     (34,978)    (60,633)    (149,391)    (121,763)
                                                  ---------   ---------   ----------   ----------
   Ending units ...............................     177,425     221,650    1,201,927    1,187,886
                                                  =========   =========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     ACVPInt4             CSGIFixI
                                                  --------------   ---------------------
                                                    2004    2003      2004        2003
                                                  -------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (104)    --       3,421       5,009
   Realized gain (loss) on investments ........        --     --        (526)     11,113
   Change in unrealized gain (loss) on
      investments .............................     1,854     --     (19,199)     43,677
   Reinvested capital gains ...................        --     --          --          --
                                                  -------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,750     --     (16,304)     59,799
                                                  -------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    33,505     --      47,089      54,961
   Transfers between funds ....................    56,064     --     (17,183)    387,763
   Redemptions (note 3) .......................      (468)    --     (65,234)    (62,651)
   Annuity benefits ...........................        --     --          --          --
   Annual contract maintenance charges
      (note 2) ................................        (7)    --        (689)       (811)
   Contingent deferred sales charges
      (note 2) ................................        --     --      (1,645)     (1,272)
   Adjustments to maintain reserves ...........      (533)    --          13          13
                                                  -------    ---   ---------   ---------
         Net equity transactions ..............    88,561     --     (37,649)    378,003
                                                  -------    ---   ---------   ---------

Net change in contract owners' equity .........    90,311     --     (53,953)    437,802
Contract owners' equity beginning of period ...        --     --   1,017,116     623,027
                                                  -------    ---   ---------   ---------
Contract owners' equity end of period .........   $90,311     --     963,163   1,060,829
                                                  =======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................        --     --      72,744      50,344
                                                  -------    ---   ---------   ---------
   Units purchased ............................     9,015     --      19,294      63,277
   Units redeemed .............................       (62)    --     (21,790)    (33,966)
                                                  -------    ---   ---------   ---------
   Ending units ...............................     8,953     --      70,248      79,655
                                                  =======    ===   =========   =========

                                                        CSMidCpGr              DeDelFund
                                                  ---------------------   ------------------
                                                     2004        2003       2004       2003
                                                  ---------   ---------   --------   -------
Investment activity:
   Net investment income (loss) ...............     (26,043)    (16,371)    15,359    16,203
   Realized gain (loss) on investments ........    (207,727)   (256,326)    38,360   (31,279)
   Change in unrealized gain (loss) on
      investments .............................     461,100     749,313    (41,709)   81,249
   Reinvested capital gains ...................          --          --         --        --
                                                  ---------   ---------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     227,330     476,616     12,010    66,173
                                                  ---------   ---------   --------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     143,057     126,580     37,263     8,749
   Transfers between funds ....................     226,539     (56,946)  (185,470)  121,597
   Redemptions (note 3) .......................    (299,741)   (153,248)   (59,657)  (14,318)
   Annuity benefits ...........................          --          --         --        --
   Annual contract maintenance charges
      (note 2) ................................      (2,977)     (2,626)      (403)     (312)
   Contingent deferred sales charges
      (note 2) ................................      (1,915)     (1,773)       (79)      (61)
   Adjustments to maintain reserves ...........          85         (33)       (24)      (10)
                                                  ---------   ---------   --------   -------
         Net equity transactions ..............      65,048     (88,046)  (208,370)  115,645
                                                  ---------   ---------   --------   -------

Net change in contract owners' equity .........     292,378     388,570   (196,360)  181,818
Contract owners' equity beginning of period ...   3,726,032   2,418,674    562,391   282,951
                                                  ---------   ---------   --------   -------
Contract owners' equity end of period .........   4,018,410   2,807,244    366,031   464,769
                                                  =========   =========   ========   =======

CHANGES IN UNITS:
   Beginning units ............................     282,864     263,436     43,328    28,131
                                                  ---------   ---------   --------   -------
   Units purchased ............................      32,477      20,252      3,524    20,769
   Units redeemed .............................     (28,300)    (29,146)   (19,289)  (10,117)
                                                  ---------   ---------   --------   -------
   Ending units ...............................     287,041     254,542     27,563    38,783
                                                  =========   =========   ========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         DryABonds                 DryApp
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   31,968      43,340     (30,305)    (18,897)
   Realized gain (loss) on investments ........       (5,465)      9,515     (32,442)   (142,477)
   Change in unrealized gain (loss) on
      investments .............................     (125,258)    109,171     139,368     395,633
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (98,755)    162,026      76,621     234,259
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      133,683     206,696     441,760     377,101
   Transfers between funds ....................     (123,369)    157,561     317,661     125,041
   Redemptions (note 3) .......................     (153,776)   (113,861)   (288,951)   (160,073)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................       (2,334)     (2,342)     (2,321)     (2,514)
   Contingent deferred sales charges
      (note 2) ................................       (2,129)     (2,685)     (2,021)     (2,173)
   Adjustments to maintain reserves ...........           47     (13,721)         98     (12,835)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............     (147,878)    231,648     466,226     324,547
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........     (246,633)    393,674     542,847     558,806
Contract owners' equity beginning of period ...    3,454,549   3,290,077   4,861,163   3,081,601
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $3,207,916   3,683,751   5,404,010   3,640,407
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      231,833     228,069     482,126     345,694
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       14,849      40,505      99,381      88,348
   Units redeemed .............................      (25,071)    (23,737)    (53,163)    (41,038)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      221,611     244,837     528,344     393,004
                                                  ==========   =========   =========   =========

                                                          DryBal              DryELead
                                                  ---------------------   ----------------
                                                     2004        2003       2004     2003
                                                  ---------   ---------   -------   ------
Investment activity:
   Net investment income (loss) ...............       1,755       3,559      (547)    (324)
   Realized gain (loss) on investments ........     (21,203)    (19,692)    1,144     (100)
   Change in unrealized gain (loss) on
      investments .............................       8,618     123,297     3,354    6,919
   Reinvested capital gains ...................          --          --        --       --
                                                  ---------   ---------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (10,830)    107,164     3,951    6,495
                                                  ---------   ---------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     122,675     120,545        36      218
   Transfers between funds ....................      80,613      93,760   (10,777)      --
   Redemptions (note 3) .......................     (87,568)    (40,223)   (9,494)      --
   Annuity benefits ...........................          --          --        --       --
   Annual contract maintenance charges
      (note 2) ................................      (1,248)     (1,048)       --       --
   Contingent deferred sales charges
      (note 2) ................................        (294)       (413)       --       --
   Adjustments to maintain reserves ...........         244          34        (7)      --
                                                  ---------   ---------   -------   ------
         Net equity transactions ..............     114,422     172,655   (20,242)     218
                                                  ---------   ---------   -------   ------

Net change in contract owners' equity .........     103,592     279,819   (16,291)   6,713
Contract owners' equity beginning of period ...   1,978,349   1,294,706   100,549   54,785
                                                  ---------   ---------   -------   ------
Contract owners' equity end of period .........   2,081,941   1,574,525    84,258   61,498
                                                  =========   =========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     197,843     151,031    10,101    7,585
                                                  ---------   ---------   -------   ------
   Units purchased ............................      27,045      28,487         3       30
   Units redeemed .............................     (14,536)     (8,970)   (2,011)      --
                                                  ---------   ---------   -------   ------
   Ending units ...............................     210,352     170,548     8,093    7,615
                                                  =========   =========   =======   ======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         Dry3dCen                  Dry500Ix
                                                  ----------------------   -----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $   (7,741)     (6,546)    (121,884)     (96,988)
   Realized gain (loss) on investments ........     (121,255)   (228,473)    (265,110)    (491,423)
   Change in unrealized gain (loss) on
      investments .............................      152,741     324,333      854,203    2,156,305
   Reinvested capital gains ...................           --          --           --           --
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       23,745      89,314      467,209    1,567,894
                                                  ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       63,102      92,076    1,055,432    1,052,972
   Transfers between funds ....................      (94,338)    (42,618)     460,768        3,486
   Redemptions (note 3) .......................      (60,326)    (58,437)  (1,235,496)  (1,189,966)
   Annuity benefits ...........................           --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................       (1,131)     (1,334)     (19,603)     (20,577)
   Contingent deferred sales charges
      (note 2) ................................         (761)       (494)      (9,141)     (18,733)
   Adjustments to maintain reserves ...........            5         (29)         340          (41)
                                                  ----------   ---------   ----------   ----------
         Net equity transactions ..............      (93,449)    (10,836)     252,300     (172,859)
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity .........      (69,704)     78,478      719,509    1,395,035
Contract owners' equity beginning of period ...    1,239,435   1,005,117   18,293,906   14,693,857
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period .........   $1,169,731   1,083,595   19,013,415   16,088,892
                                                  ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................       94,492      84,912      712,646      723,651
                                                  ----------   ---------   ----------   ----------
   Units purchased ............................        7,140      36,441       93,106       81,751
   Units redeemed .............................      (17,200)    (31,117)     (83,411)     (90,548)
                                                  ----------   ---------   ----------   ----------
   Ending units ...............................       84,432      90,236      722,341      714,854
                                                  ==========   =========   ==========   ==========

                                                         EvInc              FedEqInc
                                                  -------------------   ----------------
                                                     2004       2003      2004     2003
                                                  ---------   -------   -------   ------
Investment activity:
   Net investment income (loss) ...............       3,126     3,388       301      199
   Realized gain (loss) on investments ........       3,873    (9,261)       55    3,463
   Change in unrealized gain (loss) on
      investments .............................     (17,610)   76,430     2,068    1,751
   Reinvested capital gains ...................          --        --        --       --
                                                  ---------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (10,611)   70,557     2,424    5,413
                                                  ---------   -------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      45,044    53,038     2,182    6,404
   Transfers between funds ....................     348,231    13,166        --   (2,506)
   Redemptions (note 3) .......................    (116,101)  (36,811)      (80)      --
   Annuity benefits ...........................          --        --        --       --
   Annual contract maintenance charges
      (note 2) ................................        (671)     (677)       --       --
   Contingent deferred sales charges
      (note 2) ................................        (551)     (261)       --       --
   Adjustments to maintain reserves ...........          21      (103)        2       (8)
                                                  ---------   -------   -------   ------
         Net equity transactions ..............     275,973    28,352     2,104    3,890
                                                  ---------   -------   -------   ------

Net change in contract owners' equity .........     265,362    98,909     4,528    9,303
Contract owners' equity beginning of period ...     867,245   596,162   105,332   59,545
                                                  ---------   -------   -------   ------
Contract owners' equity end of period .........   1,132,607   695,071   109,860   68,848
                                                  =========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      39,990    35,669    14,167    9,824
                                                  ---------   -------   -------   ------
   Units purchased ............................      20,222     4,843       290    6,051
   Units redeemed .............................      (7,460)   (3,186)      (10)  (5,387)
                                                  ---------   -------   -------   ------
   Ending units ...............................      52,752    37,326    14,447   10,488
                                                  =========   =======   =======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          FedHiYld              FedIntInc
                                                  -----------------------   -----------------
                                                      2004         2003       2004      2003
                                                  -----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $    85,211      43,606     5,649     4,534
   Realized gain (loss) on investments ........       (21,103)     (5,450)      802       435
   Change in unrealized gain (loss)
      on investments ..........................       (30,438)    108,956   (11,153)    6,262
   Reinvested capital gains ...................            --          --        --        --
                                                  -----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        33,670     147,112    (4,702)   11,231
                                                  -----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       329,412     195,942   118,528    26,435
   Transfers between funds ....................       985,018     368,183   100,395    20,314
   Redemptions (note 3) .......................    (1,492,160)   (166,251)  (16,170)   (7,113)
   Annuity benefits ...........................            --          --        --        --
   Annual contract maintenance charges
      (note 2) ................................          (689)       (841)       --        --
   Contingent deferred sales charges
      (note 2) ................................        (1,848)     (2,267)      (24)     (464)
   Adjustments to maintain reserves ...........           108         113        (3)      (16)
                                                  -----------   ---------   -------   -------
         Net equity transactions ..............      (180,159)    394,879   202,726    39,156
                                                  -----------   ---------   -------   -------

   Net change in contract owners' equity ......      (146,489)    541,991   198,024    50,387
   Contract owners' equity beginning
      of period ...............................     1,793,939     949,594   280,879   183,786
                                                  -----------   ---------   -------   -------
   Contract owners' equity end of period ......   $ 1,647,450   1,491,585   478,903   234,173
                                                  ===========   =========   =======   =======

   CHANGES IN UNITS:
      Beginning units .........................       170,690     109,902    22,611    15,511
                                                  -----------   ---------   -------   -------
      Units purchased .........................       407,288     126,560    18,640     3,893
      Units redeemed ..........................      (425,001)    (83,991)   (2,432)     (612)
                                                  -----------   ---------   -------   -------
      Ending units ............................       152,977     152,471    38,819    18,792
                                                  ===========   =========   =======   =======

                                                         FedBdFd               FidABalA
                                                  ---------------------   -----------------
                                                     2004        2003       2004      2003
                                                  ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............      57,607      62,602     2,477     3,489
   Realized gain (loss) on investments ........      18,145         619       685    (8,876)
   Change in unrealized gain (loss)
      on investments ..........................     (71,779)    135,852    (8,597)   70,136
   Reinvested capital gains ...................          --          --        --        --
                                                  ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       3,973     199,073    (5,435)   64,749
                                                  ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     169,236     125,088     7,651    46,462
   Transfers between funds ....................      52,417      96,101    17,243    (7,804)
   Redemptions (note 3) .......................    (243,444)   (309,178)  (55,938)  (39,032)
   Annuity benefits ...........................          --          --        --        --
   Annual contract maintenance charges
      (note 2) ................................      (1,316)     (1,388)       --        --
   Contingent deferred sales charges
      (note 2) ................................      (1,042)     (2,886)     (465)     (307)
   Adjustments to maintain reserves ...........        (116)     (1,075)       (3)      (19)
                                                  ---------   ---------   -------   -------
         Net equity transactions ..............     (24,265)    (93,338)  (31,512)     (700)
                                                  ---------   ---------   -------   -------

   Net change in contract owners' equity ......     (20,292)    105,735   (36,947)   64,049
   Contract owners' equity beginning
      of period ...............................   2,259,338   2,314,552   820,544   676,669
                                                  ---------   ---------   -------   -------
   Contract owners' equity end of period ......   2,239,046   2,420,287   783,597   740,718
                                                  =========   =========   =======   =======

   CHANGES IN UNITS:
      Beginning units .........................     160,643     184,343    84,334    81,046
                                                  ---------   ---------   -------   -------
      Units purchased .........................      36,931      39,651     7,049     7,111
      Units redeemed ..........................     (38,717)    (47,132)  (10,204)   (7,095)
                                                  ---------   ---------   -------   -------
      Ending units ............................     158,857     176,862    81,179    81,062
                                                  =========   =========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FidABalT                FidAEGroA
                                                  ----------------------   --------------------
                                                     2004         2003        2004       2003
                                                  ----------   ---------   ---------   --------
Investment activity:
   Net investment income (loss) ...............   $    1,133       2,655      (6,152)    (2,991)
   Realized gain (loss) on investments ........      (17,735)    (41,028)     24,354    (53,056)
   Change in unrealized gain (loss)
      on investments ..........................        3,152     142,678      (7,690)   131,305
   Reinvested capital gains ...................           --          --          --         --
                                                  ----------   ---------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (13,450)    104,305      10,512     75,258
                                                  ----------   ---------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      115,219     103,397      72,858    115,828
   Transfers between funds ....................      (82,998)    (92,800)     28,199    (28,989)
   Redemptions (note 3) .......................      (44,513)    (49,521)    (41,094)   (11,029)
   Annuity benefits ...........................           --          --          --         --
   Annual contract maintenance charges
      (note 2) ................................       (1,074)     (1,207)         --         --
   Contingent deferred sales charges
      (note 2) ................................         (351)       (848)       (169)      (174)
   Adjustments to maintain reserves ...........           24         (11)         (3)       (24)
                                                  ----------   ---------   ---------   --------
         Net equity transactions ..............      (13,693)    (40,990)     59,791     75,612
                                                  ----------   ---------   ---------   --------

   Net change in contract owners' equity ......      (27,143)     63,315      70,303    150,870
   Contract owners' equity beginning
      of period ...............................    1,206,630   1,066,341   1,126,698    508,932
                                                  ----------   ---------   ---------   --------
   Contract owners' equity end of period ......   $1,179,487   1,129,656   1,197,001    659,802
                                                  ==========   =========   =========   ========

   CHANGES IN UNITS:
      Beginning units .........................       83,221      85,330     176,059    103,982
                                                  ----------   ---------   ---------   --------
      Units purchased .........................        9,955       9,632      35,093    186,352
      Units redeemed ..........................      (10,976)    (12,236)    (25,383)  (170,623)
                                                  ----------   ---------   ---------   --------
      Ending units ............................       82,200      82,726     185,769    119,711
                                                  ==========   =========   =========   ========

                                                        FidAEqIncA              FidAEqIncT
                                                  ---------------------   ---------------------
                                                     2004        2003        2004        2003
                                                  ---------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (8,758)       (962)    (15,347)     (6,641)
   Realized gain (loss) on investments ........     100,720    (194,512)     (1,585)    (44,886)
   Change in unrealized gain (loss)
      on investments ..........................      84,166     384,160     179,162     285,639
   Reinvested capital gains ...................          --          --          --          --
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     176,128     188,686     162,230     234,112
                                                  ---------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     399,928     274,443     196,261     154,494
   Transfers between funds ....................     104,949     (12,081)    358,455     121,807
   Redemptions (note 3) .......................    (129,272)    (69,695)   (223,533)   (175,602)
   Annuity benefits ...........................          --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................          --          --      (2,922)     (2,834)
   Contingent deferred sales charges
      (note 2) ................................        (638)     (2,257)     (3,828)       (938)
   Adjustments to maintain reserves ...........          17         (51)         85         (15)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions ..............     374,984     190,359     324,518      96,912
                                                  ---------   ---------   ---------   ---------

   Net change in contract owners' equity ......     551,112     379,045     486,748     331,024
   Contract owners' equity beginning
      of period ...............................   3,300,260   1,864,143   3,359,593   2,512,751
                                                  ---------   ---------   ---------   ---------
   Contract owners' equity end of period ......   3,851,372   2,243,188   3,846,341   2,843,775
                                                  =========   =========   =========   =========

   CHANGES IN UNITS:
      Beginning units .........................     287,775     207,180     182,726     173,217
                                                  ---------   ---------   ---------   ---------
      Units purchased .........................      72,316     174,158      38,281      25,756
      Units redeemed ..........................     (39,228)   (153,952)    (20,895)    (19,567)
                                                  ---------   ---------   ---------   ---------
      Ending units ............................     320,863     227,386     200,112     179,406
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FidAGrOppA             FidAGrOppT
                                                  -------------------   ---------------------
                                                     2004       2003       2004        2003
                                                  ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (3,462)   (1,547)    (29,589)    (24,667)
   Realized gain (loss) on investments ........        (209)   (9,228)   (351,217)   (482,628)
   Change in unrealized gain (loss)
      on investments ..........................      11,466    45,022     408,509     942,485
   Reinvested capital gains ...................          --        --          --          --
                                                  ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................       7,795    34,247      27,703     435,190
                                                  ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      65,133    77,304     190,545     177,146
   Transfers between funds ....................     286,560     3,207     (40,112)    (11,911)
   Redemptions (note 3) .......................      (5,804)  (21,320)   (399,100)   (212,034)
   Annuity benefits ...........................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................          --        --      (4,568)     (4,852)
   Contingent deferred sales charges
      (note 2) ................................          --      (439)     (1,423)     (2,020)
   Adjustments to maintain reserves ...........          (2)      (25)         79         (31)
                                                  ---------   -------   ---------   ---------
         Net equity transactions ..............     345,887    58,727    (254,579)    (53,702)
                                                  ---------   -------   ---------   ---------

   Net change in contract owners' equity ......     353,682    92,974    (226,876)    381,488
   Contract owners' equity beginning
      of period ...............................     390,109   226,006   4,670,127   3,712,674
                                                  ---------   -------   ---------   ---------
   Contract owners' equity end of period ......   $ 743,791   318,980   4,443,251   4,094,162
                                                  =========   =======   =========   =========

   CHANGES IN UNITS:
      Beginning units .........................      55,941    41,447     370,410     375,670
                                                  ---------   -------   ---------   ---------
      Units purchased .........................      52,234    14,752      29,430      40,682
      Units redeemed ..........................      (2,191)   (4,070)    (49,407)    (46,696)
                                                  ---------   -------   ---------   ---------
      Ending units ............................     105,984    52,129     350,433     369,656
                                                  =========   =======   =========   =========

                                                        FidAHiIncT                FidAOvA
                                                  ---------------------   ---------------------
                                                     2004        2003       2004        2003
                                                  ---------   ---------   --------   ----------
Investment activity:
   Net investment income (loss) ...............      93,073      86,098     (3,383)      (1,377)
   Realized gain (loss) on investments ........      83,376     350,913     64,063      143,212
   Change in unrealized gain (loss)
      on investments ..........................    (114,268)    366,827    (54,711)       1,255
   Reinvested capital gains ...................          --          --         --           --
                                                  ---------   ---------   --------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................      62,181     803,838      5,969      143,090
                                                  ---------   ---------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     103,546     349,116     52,463        7,182
   Transfers between funds ....................    (319,942)  3,133,167     64,583      (40,935)
   Redemptions (note 3) .......................    (181,477)   (144,440)    (2,195)      (2,771)
   Annuity benefits ...........................          --          --         --           --
   Annual contract maintenance charges
      (note 2) ................................      (1,735)     (1,528)        --           --
   Contingent deferred sales charges
      (note 2) ................................      (1,105)       (941)       (12)          --
   Adjustments to maintain reserves ...........         188        (810)        (8)           5
                                                  ---------   ---------   --------   ----------
         Net equity transactions ..............    (400,525)  3,334,564    114,831      (36,519)
                                                  ---------   ---------   --------   ----------

   Net change in contract owners' equity ......    (338,344)  4,138,402    120,800      106,571
   Contract owners' equity beginning
      of period ...............................   3,879,384   2,304,935    631,056       25,233
                                                  ---------   ---------   --------   ----------
   Contract owners' equity end of period ......   3,541,040   6,443,337    751,856      131,804
                                                  =========   =========   ========   ==========

   CHANGES IN UNITS:
      Beginning units .........................     269,387     222,978     77,409        4,402
                                                  ---------   ---------   --------   ----------
      Units purchased .........................     103,257     752,956    135,863    3,233,544
      Units redeemed ..........................    (133,197)   (429,944)  (121,057)  (3,217,019)
                                                  ---------   ---------   --------   ----------
      Ending units ............................     239,447     545,990     92,215       20,927
                                                  =========   =========   ========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FidAsMgr              FidCapInc
                                                  ----------------------   -----------------
                                                     2004         2003       2004      2003
                                                  ----------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   15,803      28,298    17,425    15,919
   Realized gain (loss) on investments ........      (80,548)    (64,760)   (3,298)  (14,900)
   Change in unrealized gain (loss)
      on investments ..........................       89,712     399,861   (15,829)  136,982
   Reinvested capital gains ...................           --          --        --        --
                                                  ----------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       24,967     363,399    (1,702)  138,001
                                                  ----------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      148,790     129,335        --        --
   Transfers between funds ....................       31,220      80,047    (9,291)       --
   Redemptions (note 3) .......................     (487,544)   (253,637)   (9,314)  (43,162)
   Annuity benefits ...........................           --          --        --        --
   Annual contract maintenance charges
      (note 2) ................................       (2,962)     (3,166)     (763)     (758)
   Contingent deferred sales charges
      (note 2) ................................       (4,541)     (2,398)       --        --
   Adjustments to maintain reserves ...........           68         (59)       14        21
                                                  ----------   ---------   -------   -------
         Net equity transactions ..............     (314,969)    (49,878)  (19,354)  (43,899)
                                                  ----------   ---------   -------   -------

Net change in contract owners' equity .........     (290,002)    313,521   (21,056)   94,102
Contract owners' equity beginning of period ...    4,494,463   4,075,286   679,880   538,152
                                                  ----------   ---------   -------   -------
Contract owners' equity end of period .........   $4,204,461   4,388,807   658,824   632,254
                                                  ==========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      231,668     242,946    11,090    12,054
                                                  ----------   ---------   -------   -------
   Units purchased ............................       19,607      16,314        --         1
   Units redeemed .............................      (35,994)    (19,408)     (312)     (870)
                                                  ----------   ---------   -------   -------
   Ending units ...............................      215,281     239,852    10,778    11,185
                                                  ==========   =========   =======   =======

                                                          FidEqInc                 FidMgln
                                                  ----------------------   -----------------------
                                                     2004         2003        2004         2003
                                                  ----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       10,816      15,838      (95,723)     (83,926)
   Realized gain (loss) on investments ........      (52,566)   (339,334)    (301,563)    (718,729)
   Change in unrealized gain (loss)
      on investments ..........................      213,747   1,091,966      729,191    2,694,005
   Reinvested capital gains ...................      111,774          --           --           --
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      283,771     768,470      331,905    1,891,350
                                                  ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      325,091     306,524      671,200      533,545
   Transfers between funds ....................      311,746     103,110      (86,321)    (450,614)
   Redemptions (note 3) .......................     (750,104)   (802,531)  (1,474,246)  (1,634,059)
   Annuity benefits ...........................           --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................       (9,802)     (9,368)     (16,819)     (18,565)
   Contingent deferred sales charges
      (note 2) ................................       (1,559)     (4,804)     (11,674)     (22,996)
   Adjustments to maintain reserves ...........          355          73          417         (604)
                                                  ----------   ---------   ----------   ----------
         Net equity transactions ..............     (124,273)   (406,996)    (917,443)  (1,593,293)
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity .........      159,498     361,474     (585,538)     298,057
Contract owners' equity beginning
   of period ..................................   10,459,135   8,303,118   21,806,684   19,908,044
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period .........   10,618,633   8,664,592   21,221,146   20,206,101
                                                  ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      119,162     121,343      837,429      941,898
                                                  ----------   ---------   ----------   ----------
   Units purchased ............................        8,844      10,618       34,317       46,401
   Units redeemed .............................      (10,247)    (16,603)     (69,196)    (121,156)
                                                  ----------   ---------   ----------   ----------
   Ending units ...............................      117,759     115,358      802,550      867,143
                                                  ==========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           FidPurtn               FidVIPHI
                                                  ------------------------   ---------------
                                                      2004         2003       2004     2003
                                                  -----------   ----------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $    56,073       64,255    4,782    3,734
   Realized gain (loss) on investments ........       (55,364)    (151,182)    (347)    (369)
   Change in unrealized gain (loss)
      on investments ..........................       190,413      839,970   (4,424)   4,942
   Reinvested capital gains ...................            --           --       --       --
                                                  -----------   ----------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       191,122      753,043       11    8,307
                                                  -----------   ----------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       271,964      235,185       --       --
   Transfers between funds ....................       223,062       79,103       --       --
   Redemptions (note 3) .......................      (652,822)  (1,059,420)      --       --
   Annuity benefits ...........................            --           --       --       --
   Annual contract maintenance charges
      (note 2) ................................        (5,916)      (6,331)     (21)     (21)
   Contingent deferred sales charges
      (note 2) ................................        (4,626)     (22,226)      --       --
   Adjustments to maintain reserves ...........           203          (18)      (2)       7
                                                  -----------   ----------   ------   ------
         Net equity transactions ..............      (168,135)    (773,707)     (23)     (14)
                                                  -----------   ----------   ------   ------

Net change in contract owners' equity .........        22,987      (20,664)     (12)   8,293
Contract owners' equity beginning
   of period ..................................    10,711,174    9,927,580   63,450   50,542
                                                  -----------   ----------   ------   ------
Contract owners' equity end of period .........   $10,734,161    9,906,916   63,438   58,835
                                                  ===========   ==========   ======   ======

CHANGES IN UNITS:
   Beginning units ............................       407,038      455,032    2,909    2,911
                                                  -----------   ----------   ------   ------
   Units purchased ............................        27,742       23,004       --       --
   Units redeemed .............................       (34,168)     (57,803)      (1)      (1)
                                                  -----------   ----------   ------   ------
   Ending units ...............................       400,612      420,233    2,908    2,910
                                                  ===========   ==========   ======   ======

                                                    FidVIPOvS2R          FranMutSer
                                                  --------------   ---------------------
                                                    2004    2003      2004        2003
                                                  -------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............       (85)    --     (11,565)      7,958
   Realized gain (loss) on investments ........        (1)    --       4,330    (127,365)
   Change in unrealized gain (loss)
      on investments ..........................     1,961     --     167,914     524,813
   Reinvested capital gains ...................        --     --          --          --
                                                  -------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,875     --     160,679     405,406
                                                  -------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    43,527     --     481,774     386,925
   Transfers between funds ....................    58,720     --     232,997      81,651
   Redemptions (note 3) .......................        --     --    (290,631)   (260,673)
   Annuity benefits ...........................        --     --          --          --
   Annual contract maintenance charges
      (note 2) ................................        --     --      (2,481)     (1,852)
   Contingent deferred sales charges
      (note 2) ................................        --     --      (3,768)     (1,995)
   Adjustments to maintain reserves ...........        (4)    --          97      (5,120)
                                                  -------    ---   ---------   ---------
         Net equity transactions ..............   102,243     --     417,988     198,936
                                                  -------    ---   ---------   ---------

Net change in contract owners' equity .........   104,118     --     578,667     604,342
Contract owners' equity beginning
   of period ..................................        --     --   5,924,590   4,163,804
                                                  -------    ---   ---------   ---------
Contract owners' equity end of period .........   104,118     --   6,503,257   4,768,146
                                                  =======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................        --     --     436,986     380,780
                                                  -------    ---   ---------   ---------
   Units purchased ............................    10,524     --      72,979      81,899
   Units redeemed .............................        --     --     (42,544)    (63,032)
                                                  -------    ---   ---------   ---------
   Ending units ...............................    10,524     --     467,421     399,647
                                                  =======    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         FranSmCapGr        FrVIPForSec3
                                                  ----------------------   --------------
                                                     2004         2003       2004    2003
                                                  ----------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ...............   $  (10,527)     (5,489)    4,875     --
   Realized gain (loss) on investments ........        6,167     (25,406)       --     --
   Change in unrealized gain (loss)
      on investments ..........................       74,958     191,614    14,972     --
   Reinvested capital gains ...................           --          --        --     --
                                                  ----------   ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       70,598     160,719    19,847     --
                                                  ----------   ---------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      253,134     119,917    64,508     --
   Transfers between funds ....................      (11,559)     54,872   709,769     --
   Redemptions (note 3) .......................      (88,013)    (14,843)     (578)    --
   Annuity benefits ...........................           --          --        --     --
   Annual contract maintenance charges
      (note 2) ................................           --          --       (21)    --
   Contingent deferred sales charges
      (note 2) ................................       (1,426)       (118)       --     --
   Adjustments to maintain reserves ...........          (27)        (35)      405     --
                                                  ----------   ---------   -------    ---
         Net equity transactions ..............      152,109     159,793   774,083     --
                                                  ----------   ---------   -------    ---

Net change in contract owners' equity .........      222,707     320,512   793,930     --
Contract owners' equity beginning
   of period ..................................    1,840,506     866,959        --     --
                                                  ----------   ---------   -------    ---
Contract owners' equity end of period .........   $2,063,213   1,187,471   793,930     --
                                                  ==========   =========   =======    ===

CHANGES IN UNITS:
   Beginning units ............................      289,019     185,549        --     --
                                                  ----------   ---------   -------    ---
   Units purchased ............................       49,463     749,977    77,936     --
   Units redeemed .............................      (26,374)   (715,216)      (62)    --
                                                  ----------   ---------   -------    ---
   Ending units ...............................      312,108     220,310    77,874     --
                                                  ==========   =========   =======    ===

                                                        FranBSInv             GartBond
                                                  -------------------   ---------------------
                                                     2004       2003       2004        2003
                                                  ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      (7,595)   (3,318)     42,843      51,134
   Realized gain (loss) on investments ........      29,246    (1,125)      7,294      20,343
   Change in unrealized gain (loss)
      on investments ..........................      87,921    54,735     (58,132)     81,743
   Reinvested capital gains ...................          --        --          --          --
                                                  ---------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     109,572    50,292      (7,995)    153,220
                                                  ---------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     273,955   188,878     132,421     165,899
   Transfers between funds ....................     141,732    67,679     (49,839)    378,155
   Redemptions (note 3) .......................    (158,258)  (41,387)   (150,440)   (400,887)
   Annuity benefits ...........................          --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................          --        --      (2,072)     (2,053)
   Contingent deferred sales charges
      (note 2) ................................        (739)   (1,742)     (1,487)     (3,377)
   Adjustments to maintain reserves ...........          (3)      (32)        (19)       (132)
                                                  ---------   -------   ---------   ---------
         Net equity transactions ..............     256,687   213,396     (71,436)    137,605
                                                  ---------   -------   ---------   ---------

Net change in contract owners' equity .........     366,259   263,688     (79,431)    290,825
Contract owners' equity beginning
   of period ..................................   1,154,090   489,094   2,476,766   2,548,030
                                                  ---------   -------   ---------   ---------
Contract owners' equity end of period .........   1,520,349   752,782   2,397,335   2,838,855
                                                  =========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      77,941    42,332      72,695      78,906
                                                  ---------   -------   ---------   ---------
   Units purchased ............................      32,071    24,254       5,388      31,337
   Units redeemed .............................     (15,228)   (5,942)     (9,207)    (25,752)
                                                  ---------   -------   ---------   ---------
   Ending units ...............................      94,784    60,644      68,876      84,491
                                                  =========   =======   =========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GartBdIx              GartGvtBd
                                                  ------------------   ---------------------
                                                    2004       2003       2004        2003
                                                  --------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  2,110     1,653      85,043      99,917
   Realized gain (loss) on investments ........        334       380     (59,638)     47,216
   Change in unrealized gain (loss)
      on investments ..........................     (4,194)    1,509     (79,319)     17,425
   Reinvested capital gains ...................         --        --          --          --
                                                  --------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (1,750)    3,542     (53,914)    164,558
                                                  --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     62,144    99,671     304,394     567,223
   Transfers between funds ....................    (18,591)    7,291    (214,231)    387,064
   Redemptions (note 3) .......................     (2,303)   (1,751)   (400,053)   (410,336)
   Annuity benefits ...........................         --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................         --        --      (3,485)     (3,732)
   Contingent deferred sales charges
      (note 2) ................................        (97)       --      (6,214)     (7,726)
   Adjustments to maintain reserves ...........         (8)      (24)        200      (3,758)
                                                  --------   -------   ---------   ---------
         Net equity transactions ..............     41,145   105,187    (319,389)    528,735
                                                  --------   -------   ---------   ---------

Net change in contract owners' equity .........     39,395   108,729    (373,303)    693,293
Contract owners' equity beginning of period ...    173,477   102,628   6,686,754   7,158,033
                                                  --------   -------   ---------   ---------
Contract owners' equity end of period .........   $212,872   211,357   6,313,451   7,851,326
                                                  ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     14,144     8,533     473,517     507,979
                                                  --------   -------   ---------   ---------
   Units purchased ............................      5,761    10,022      60,322     190,348
   Units redeemed .............................     (2,378)   (1,454)    (80,642)   (151,879)
                                                  --------   -------   ---------   ---------
   Ending units ...............................     17,527    17,101     453,197     546,448
                                                  ========   =======   =========   =========

                                                     GartGrowA            GartGrow
                                                  --------------   ----------------------
                                                   2004     2003      2004        2003
                                                  -------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) ...............    (2,643)    --      (8,915)      (6,759)
   Realized gain (loss) on investments ........     8,255     --      12,730   (1,321,665)
   Change in unrealized gain (loss)
      on investments ..........................       549     --      26,335    1,511,532
   Reinvested capital gains ...................        --     --          --           --
                                                  -------    ---   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     6,161     --      30,150      183,108
                                                  -------    ---   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   105,468     --       3,097      159,158
   Transfers between funds ....................    39,009     --    (142,838)     (38,374)
   Redemptions (note 3) .......................   (53,649)    --     (73,862)     (72,078)
   Annuity benefits ...........................        --     --          --           --
   Annual contract maintenance charges
      (note 2) ................................      (308)    --      (1,614)      (1,689)
   Contingent deferred sales charges
      (note 2) ................................      (122)    --        (117)        (383)
   Adjustments to maintain reserves ...........       107     --         (79)         (14)
                                                  -------    ---   ---------   ----------
         Net equity transactions ..............    90,505     --    (215,413)      46,620
                                                  -------    ---   ---------   ----------

Net change in contract owners' equity .........    96,666     --    (185,263)     229,728
Contract owners' equity beginning of period ...   344,961     --   1,509,129      952,382
                                                  -------    ---   ---------   ----------
Contract owners' equity end of period .........   441,627     --   1,323,866    1,182,110
                                                  =======    ===   =========   ==========

CHANGES IN UNITS:
   Beginning units ............................    33,909     --      60,362       32,539
                                                  -------    ---   ---------   ----------
   Units purchased ............................    33,899     --         129      339,334
   Units redeemed .............................   (25,243)    --      (9,836)    (320,525)
                                                  -------    ---   ---------   ----------
   Ending units ...............................    42,565     --      50,655       51,348
                                                  =======    ===   =========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITIDAgg      GVITIDCon
                                                  --------------   -----------
                                                    2004    2003   2004   2003
                                                  -------   ----   ----   ----
Investment activity:
   Net investment income (loss) ...............   $    21     --      1     --
   Realized gain (loss) on investments ........         1     --     --     --
   Change in unrealized gain (loss)
      on investments ..........................     1,126     --     --     --
   Reinvested capital gains ...................        --     --     --     --
                                                  -------    ---    ---    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,148     --      1     --
                                                  -------    ---    ---    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        80     --     --     --
   Transfers between funds ....................    27,299     --    234     --
   Redemptions (note 3) .......................        --     --     --     --
   Annuity benefits ...........................        --     --     --     --
   Annual contract maintenance charges
      (note 2) ................................        --     --     --     --
   Contingent deferred sales charge
      (note 2) ................................        --     --     --     --
   Adjustments to maintain reserves ...........        (5)    --     (4)    --
                                                  -------    ---    ---    ---
         Net equity transactions ..............    27,374     --    230     --
                                                  -------    ---    ---    ---

Net change in contract owners' equity .........    28,522     --    231     --
Contract owners' equity beginning of period ...        --     --     --     --
Contract owners' equity end of period .........   $28,522     --    231     --
                                                  =======    ===    ===    ===

CHANGES IN UNITS:
   Beginning units ............................        --     --     --     --
                                                  -------    ---    ---    ---
   Units purchased ............................     2,786     --     23     --
   Units redeemed .............................        --     --     --     --
                                                  -------    ---    ---    ---
   Ending units ...............................     2,786     --     23     --
                                                  =======    ===    ===    ===

                                                    GVITIDMod      GVITIDModAgg
                                                  -------------   -------------
                                                   2004    2003    2004    2003
                                                  ------   ----   ------   ----
Investment activity:
   Net investment income (loss) ...............       56     --       38     --
   Realized gain (loss) on investments ........        1     --        1     --
   Change in unrealized gain (loss)
      on investments ..........................      865     --      799     --
   Reinvested capital gains ...................       --     --       --     --
                                                  ------    ---   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      922     --      838     --
                                                  ------    ---   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,689     --      344     --
   Transfers between funds ....................   24,099     --   26,312     --
   Redemptions (note 3) .......................       --     --       --     --
   Annuity benefits ...........................       --     --       --     --
   Annual contract maintenance charges
      (note 2) ................................       --     --       --     --
   Contingent deferred sales charge
      (note 2) ................................       --     --       --     --
   Adjustments to maintain reserves ...........        3     --       --     --
                                                  ------    ---   ------    ---
         Net equity transactions ..............   25,791     --   26,656     --
                                                  ------    ---   ------    ---

Net change in contract owners' equity .........   26,713     --   27,494     --
Contract owners' equity beginning of period ...       --     --       --     --
Contract owners' equity end of period .........   26,713     --   27,494     --
                                                  ======    ===   ======    ===

CHANGES IN UNITS:
   Beginning units ............................       --     --       --     --
                                                  ------    ---   ------    ---
   Units purchased ............................    2,635     --    2,697     --
   Units redeemed .............................       --     --       --     --
                                                  ------    ---   ------    ---
   Ending units ...............................    2,635     --    2,697     --
                                                  ======    ===   ======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                  GVITIDModCon       GVITJPBal
                                                  ------------   -----------------
                                                  2004    2003     2004      2003
                                                  ----   -----   -------   -------
Investment activity:
   Net investment income (loss) ...............   $ --      --       398       150
   Realized gain (loss) on investments ........     --      --       196    (2,799)
   Change in unrealized gain (loss)
      on investments ..........................      1      --      (211)    7,669
   Reinvested capital gains ...................     --      --        --        --
                                                  ----     ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1      --       383     5,020
                                                  ----     ---   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    179      --    40,903    13,693
   Transfers between funds ....................     --      --     1,288     2,766
   Redemptions (note 3) .......................     --      --    (9,810)  (20,562)
   Annuity benefits ...........................     --      --        --        --
   Annual contract maintenance charges
      (note 2) ................................     --      --       (68)      (71)
   Contingent deferred sales charges
      (note 2) ................................     --      --       (36)     (257)
   Adjustments to maintain reserves ...........      1      --       (10)        5
                                                  ----     ---   -------   -------
         Net equity transactions ..............    180      --    32,267    (4,426)
                                                  ----     ---   -------   -------

Net change in contract owners' equity .........    181      --    32,650       594
Contract owners' equity beginning of period ...     --      --    98,367    66,041
                                                  ----     ---   -------   -------
Contract owners' equity end of period .........   $181      --   131,017    66,635
                                                  ====     ===   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     --      --    10,009     7,874
                                                  ----     ---   -------   -------
   Units purchased ............................     18      --     4,201     2,417
   Units redeemed .............................     --      --    (1,016)   (2,944)
                                                  ----     ---   -------   -------
   Ending units ...............................     18      --    13,194     7,347
                                                  ====     ===   =======   =======

                                                      GartIDAgg           GartIDCon
                                                  -----------------   -----------------
                                                    2004      2003      2004      2003
                                                  -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............      (625)       22     4,613     2,381
   Realized gain (loss) on investments ........       661      (358)    1,471       (55)
   Change in unrealized gain (loss)
      on investments ..........................    16,117    10,747    (3,645)    8,793
   Reinvested capital gains ...................        --        --        --        --
                                                  -------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    16,153    10,411     2,439    11,119
                                                  -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   187,638    24,496   154,526    29,662
   Transfers between funds ....................     5,262       121    46,900        --
   Redemptions (note 3) .......................    (2,272)   (1,086)  (55,565)     (999)
   Annuity benefits ...........................        --        --        --        --
   Annual contract maintenance charges
      (note 2) ................................        --        --        --        --
   Contingent deferred sales charges
      (note 2) ................................       (53)       --      (295)       --
   Adjustments to maintain reserves ...........         7       (18)       18       (10)
                                                  -------   -------   -------   -------
         Net equity transactions ..............   190,582    23,513   145,584    28,653
                                                  -------   -------   -------   -------

Net change in contract owners' equity .........   206,735    33,924   148,023    39,772
Contract owners' equity beginning of period ...   409,355    84,519   787,586   324,890
                                                  -------   -------   -------   -------
Contract owners' equity end of period .........   616,090   118,443   935,609   364,662
                                                  =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................    47,094    12,677    73,292    32,226
                                                  -------   -------   -------   -------
   Units purchased ............................    22,297     3,613    19,796     2,948
   Units redeemed .............................      (802)     (172)   (6,392)     (101)
                                                  -------   -------   -------   -------
   Ending units ...............................    68,589    16,118    86,696    35,073
                                                  =======   =======   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GartIDMod            GartIDModAgg
                                                  --------------------   -------------------
                                                     2004        2003       2004       2003
                                                  ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $    2,256     2,305        (850)      455
   Realized gain (loss) on investments ........        7,390   (17,622)     85,724   (11,840)
   Change in unrealized gain (loss)
      on investments ..........................       11,902    52,901     (42,430)   31,170
   Reinvested capital gains ...................           --        --          --        --
                                                  ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       21,548    37,584      42,444    19,785
                                                  ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      158,196   302,874     412,032   158,274
   Transfers between funds ....................      356,304    53,511    (749,942)  (40,230)
   Redemptions (note 3) .......................      (85,714)  (69,016)    (65,442)       --
   Annuity benefits ...........................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ................................       (2,043)   (1,548)     (1,201)       --
   Adjustments to maintain reserves ...........           18       (11)         (5)      (15)
                                                  ----------   -------   ---------   -------
         Net equity transactions ..............      426,761   285,810    (404,558)  118,029
                                                  ----------   -------   ---------   -------

Net change in contract owners' equity .........      448,309   323,394    (362,114)  137,814
Contract owners' equity beginning of period ...    1,057,085   433,241   1,418,116   156,352
                                                  ----------   -------   ---------   -------
Contract owners' equity end of period .........   $1,505,394   756,635   1,056,002   294,166
                                                  ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................      109,099    52,794     155,282    21,384
                                                  ----------   -------   ---------   -------
   Units purchased ............................       57,907    46,876     279,005    21,863
   Units redeemed .............................      (14,247)  (13,341)   (321,592)   (6,228)
                                                  ----------   -------   ---------   -------
   Ending units ...............................      152,759    86,329     112,695    37,019
                                                  ==========   =======   =========   =======

                                                      GartIDModCon           GartIntlndx
                                                  -------------------   ---------------------
                                                     2004       2003      2004        2003
                                                  ---------   -------   --------   ----------
Investment activity:
   Net investment income (loss) ...............       3,970       378       (246)       1,502
   Realized gain (loss) on investments ........       4,413       (57)    35,206       69,355
   Change in unrealized gain (loss)
      on investments ..........................      (2,274)    4,504    (20,111)         (12)
   Reinvested capital gains ...................          --        --         --           --
                                                  ---------   -------   --------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       6,109     4,825     14,849       70,845
                                                  ---------   -------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     108,771    28,875     10,248        1,447
   Transfers between funds ....................     155,578        --   (684,647)     (70,893)
   Redemptions (note 3) .......................     (13,994)   (2,025)    (1,050)        (463)
   Annuity benefits ...........................          --        --         --           --
   Annual contract maintenance charges
      (note 2) ................................          --        --         --           --
   Contingent deferred sales charges
      (note 2) ................................         (89)       --         --           --
   Adjustments to maintain reserves ...........          12        (5)        (9)           4
                                                  ---------   -------   --------   ----------
         Net equity transactions ..............     250,278    26,845   (675,458)     (69,905)
                                                  ---------   -------   --------   ----------

Net change in contract owners' equity .........     256,387    31,670   (660,609)         940
Contract owners' equity beginning of period ...     831,220    84,474    700,429        3,377
                                                  ---------   -------   --------   ----------
Contract owners' equity end of period .........   1,087,607   116,144     39,820        4,317
                                                  =========   =======   ========   ==========

CHANGES IN UNITS:
   Beginning units ............................      80,598     9,259     86,263          564
                                                  ---------   -------   --------   ----------
   Units purchased ............................      28,475     3,090     28,295    1,658,318
   Units redeemed .............................      (4,674)     (228)  (109,812)  (1,658,214)
                                                  ---------   -------   --------   ----------
   Ending units ...............................     104,399    12,121      4,746          668
                                                  =========   =======   ========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       GartLgCpVal          GartMdCpMkt
                                                  --------------------   -----------------
                                                     2004        2003      2004      2003
                                                  ----------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   (2,773)     (309)   (2,282)     (826)
   Realized gain (loss) on investments ........       37,922   (41,830)   32,474     2,405
   Change in unrealized gain (loss)
      on investments ..........................        5,059   102,938    (5,667)   29,005
   Reinvested capital gains ...................           --        --        --        --
                                                  ----------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       40,208    60,799    24,525    30,584
                                                  ----------   -------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      134,963    87,357   106,469    56,235
   Transfers between funds ....................      207,719   105,210    42,290      (156)
   Redemptions (note 3) .......................     (187,271)  (35,556)  (14,802)  (44,701)
   Annuity benefits ...........................           --        --        --        --
   Annual contract maintenance charges
      (note 2) ................................         (579)     (418)       --        --
   Contingent deferred sales charges
      (note 2) ................................         (284)     (156)      (66)   (1,673)
   Adjustments to maintain reserves ...........           58        (9)       (2)       (7)
                                                  ----------   -------   -------   -------
         Net equity transactions ..............      154,606   156,428   133,889     9,698
                                                  ----------   -------   -------   -------

Net change in contract owners' equity .........      194,814   217,227   158,414    40,282
Contract owners' equity beginning of period ...    1,115,437   572,276   433,003   262,216
                                                  ----------   -------   -------   -------
Contract owners' equity end of period .........   $1,310,251   789,503   591,417   302,498
                                                  ==========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       99,480    64,810    40,923    32,942
                                                  ----------   -------   -------   -------
   Units purchased ............................       42,468    33,542    24,907     6,984
   Units redeemed .............................      (29,386)  (17,573)  (12,597)   (5,803)
                                                  ----------   -------   -------   -------
   Ending units ...............................      112,562    80,779    53,233    34,123
                                                  ==========   =======   =======   =======

                                                         GartMyMkt                 GartMyMktS
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (41,695)     (42,859)     (24,182)     (27,809)
   Realized gain (loss) on investments ........           --           --           --           --
   Change in unrealized gain (loss)
      on investments ..........................           --           --           --           --
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (41,695)     (42,859)     (24,182)     (27,809)
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,151,429    1,031,996    1,416,918    7,959,810
   Transfers between funds ....................      305,334       53,752   (1,440,655)  (2,440,749)
   Redemptions (note 3) .......................   (1,611,285)  (2,356,021)  (7,245,942)  (1,349,554)
   Annuity benefits ...........................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................      (10,812)     (12,471)          --           --
   Contingent deferred sales charges
      (note 2) ................................       (6,840)     (36,113)      (8,411)      (6,915)
   Adjustments to maintain reserves ...........          223     (209,202)          14         (131)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............     (171,951)  (1,528,059)  (7,278,076)   4,162,461
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........     (213,646)  (1,570,918)  (7,302,258)   4,134,652
Contract owners' equity beginning of period ...   10,938,742   14,967,961   11,007,017    8,076,213
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........   10,725,096   13,397,043    3,704,759   12,210,865
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      472,855      633,619    1,054,174      767,343
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................      226,545      235,867    1,102,790   10,368,704
   Units redeemed .............................     (233,593)    (292,830)  (1,801,190)  (9,971,682)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      465,807      576,656      355,774    1,164,365
                                                  ==========   ==========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GartNWFund             GartSP500Indx
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (20,666)    (11,933)     (5,451)     (3,029)
   Realized gain (loss) on investments ........     (281,118)   (277,431)    146,280    (513,044)
   Change in unrealized gain (loss)
      on investments ..........................      394,816     808,498     (51,661)    760,750
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       93,032     519,134      89,168     244,677
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      380,641     396,655     322,688     266,496
   Transfers between funds ....................     (203,369)    (53,786)    (35,144)     43,651
   Redemptions (note 3) .......................     (256,436)   (256,147)   (150,916)   (229,628)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................       (5,358)     (5,894)     (1,211)     (1,091)
   Contingent deferred sales charges
      (note 2) ................................         (857)     (3,309)     (2,550)       (773)
   Adjustments to maintain reserves ...........          113          16          15      (1,914)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............      (85,266)     77,535     132,882      76,741
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........        7,766     596,669     222,050     321,418
Contract owners' equity beginning of period ...    5,727,949   4,503,257   3,324,284   2,315,159
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $5,735,715   5,099,926   3,546,334   2,636,577
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................       88,218      66,389     423,786     374,477
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................       17,062      18,101     115,029     264,390
   Units redeemed .............................       (7,320)     (4,820)    (97,674)   (255,065)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................       97,960      79,670     441,141     383,802
                                                  ==========   =========   =========   =========

                                                       GartSmCap           GartSmCapIx
                                                  -------------------   -----------------
                                                     2004       2003      2004      2003
                                                  ---------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............     (15,396)   (5,159)   (1,613)     (208)
   Realized gain (loss) on investments ........      17,159   (46,987)    7,333    11,599
   Change in unrealized gain (loss)
      on investments ..........................     181,238   193,971    25,975       993
   Reinvested capital gains ...................          --        --        --        --
                                                  ---------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     183,001   141,825    31,695    12,384
                                                  ---------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     470,159    96,613   201,109    20,228
   Transfers between funds ....................     111,389    69,417   185,045     2,702
   Redemptions (note 3) .......................    (195,920)  (60,129)  (28,121)     (415)
   Annuity benefits ...........................          --        --        --        --
   Annual contract maintenance charges
      (note 2) ................................      (1,394)   (1,050)       --        --
   Contingent deferred sales charges
      (note 2) ................................      (2,699)   (1,535)       (9)       (8)
   Adjustments to maintain reserves ...........          53        36       (20)        8
                                                  ---------   -------   -------   -------
         Net equity transactions ..............     381,588   103,352   358,004    22,515
                                                  ---------   -------   -------   -------

Net change in contract owners' equity .........     564,589   245,177   389,699    34,899
Contract owners' equity beginning of period ...   2,125,948   707,046   298,888    53,271
                                                  ---------   -------   -------   -------
Contract owners' equity end of period .........   2,690,537   952,223   688,587    88,170
                                                  =========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     153,649    74,127    27,945     7,171
                                                  ---------   -------   -------   -------
   Units purchased ............................      89,033    70,322    36,166    41,656
   Units redeemed .............................     (60,093)  (58,672)   (3,391)  (38,634)
                                                  ---------   -------   -------   -------
   Ending units ...............................     182,589    85,777    60,720    10,193
                                                  =========   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GartValOpp            InvDynam
                                                  -----------------   ---------------------
                                                    2004      2003       2004        2003
                                                  --------   ------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $ (1,782)    (283)    (42,569)    (29,779)
   Realized gain (loss) on investments ........      1,739     (131)   (935,148)   (630,063)
   Change in unrealized gain (loss)
      on investments ..........................     13,136    8,200   1,158,215   1,364,518
   Reinvested capital gains ...................         --       --          --          --
                                                  --------   ------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     13,093    7,786     180,498     704,676
                                                  --------   ------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    280,329   14,370     314,128     434,350
   Transfers between funds ....................     87,566    8,370    (490,677)    156,664
   Redemptions (note 3) .......................       (308)    (523)   (470,732)   (263,338)
   Annuity benefits ...........................         --       --          --          --
   Annual contract maintenance charges
      (note 2) ................................         --       --      (5,271)     (5,221)
   Contingent deferred sales charges
      (note 2) ................................         --       --      (6,684)     (4,209)
   Adjustments to maintain reserves ...........         (5)     (12)      2,321      (3,452)
                                                  --------   ------   ---------   ---------
         Net equity transactions ..............    367,582   22,205    (656,915)    314,794
                                                  --------   ------   ---------   ---------

   Net change in contract owners' equity ......    380,675   29,991    (476,417)  1,019,470
   Contract owners' equity beginning
      of period ...............................    196,853   40,469   6,557,162   4,438,708
                                                  --------   ------   ---------   ---------
   Contract owners' equity end of period ......   $577,528   70,460   6,080,745   5,458,178
                                                  ========   ======   =========   =========

   CHANGES IN UNITS:
      Beginning units .........................     15,946    4,444     833,176     758,031
                                                  --------   ------   ---------   ---------
      Units purchased .........................     30,182    2,566      79,193     161,334
      Units redeemed ..........................     (1,312)     (54)   (152,541)    (99,025)
                                                  --------   ------   ---------   ---------
      Ending units ............................     44,816    6,956     759,828     820,340
                                                  ========   ======   =========   =========

                                                        InvSmCoGr             InvTotRet
                                                  ---------------------   -----------------
                                                    2004        2003        2004      2003
                                                  --------   ----------   -------   -------
Investment activity:
   Net investment income (loss) ...............     (3,260)      (3,100)      579     1,061
   Realized gain (loss) on investments ........      8,867       10,690    (8,475)  (21,582)
   Change in unrealized gain (loss)
      on investments ..........................      6,628       59,046     5,574    41,906
   Reinvested capital gains ...................         --           --        --        --
                                                  --------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     12,235       66,636    (2,322)   21,385
                                                  --------   ----------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     46,947       86,511     8,931    42,853
   Transfers between funds ....................     55,486   (1,007,396)  (71,104)      771
   Redemptions (note 3) .......................   (136,122)     (36,608)  (16,160)  (66,185)
   Annuity benefits ...........................         --           --        --        --
   Annual contract maintenance charges
      (note 2) ................................         --           --        --        --
   Contingent deferred sales charges
      (note 2) ................................       (167)        (735)     (492)       --
   Adjustments to maintain reserves ...........         25          757         2       (15)
                                                  --------   ----------   -------   -------
         Net equity transactions ..............    (33,831)    (957,471)  (78,823)  (22,576)
                                                  --------   ----------   -------   -------

   Net change in contract owners' equity ......    (21,596)    (890,835)  (81,145)   (1,191)
   Contract owners' equity beginning
      of period ...............................    569,039    1,346,521   411,647   366,162
                                                  --------   ----------   -------   -------
   Contract owners' equity end of period ......    547,443      455,686   330,502   364,971
                                                  ========   ==========   =======   =======

   CHANGES IN UNITS:
      Beginning units .........................     92,094      288,252    43,049    44,076
                                                  --------   ----------   -------   -------
      Units purchased .........................     40,177      541,968     1,211     5,706
      Units redeemed ..........................    (46,010)    (743,347)   (9,417)   (8,662)
                                                  --------   ----------   -------   -------
      Ending units ............................     86,261       86,873    34,843    41,120
                                                  ========   ==========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          JanBal                  JanIntl
                                                  ----------------------   ---------------------
                                                     2004         2003       2004        2003
                                                  ----------   ---------   --------   ----------
Investment activity:
   Net investment income (loss) ...............   $      643       3,987     (1,746)      (1,264)
   Realized gain (loss) on investments ........       26,042     (18,313)    58,480       78,260
   Change in unrealized gain (loss)
      on investments ..........................       (6,298)     86,090    (54,547)         760
   Reinvested capital gains ...................           --          --         --           --
                                                  ----------   ---------   --------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       20,387      71,764      2,187       77,756
                                                  ----------   ---------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      206,673     274,688      6,267        6,441
   Transfers between funds ....................     (250,798)    640,784   (416,422)     (73,365)
   Redemptions (note 3) .......................      (37,224)    (20,049)      (658)      (2,258)
   Annuity benefits ...........................           --          --         --           --
   Annual contract maintenance charges
      (note 2) ................................           --          --         --           --
   Contingent deferred sales charges
      (note 2) ................................       (1,057)        (79)        --           --
   Adjustments to maintain reserves ...........          (44)        (12)       (22)          (2)
                                                  ----------   ---------   --------   ----------
         Net equity transactions ..............      (82,450)    895,332   (410,835)     (69,184)
                                                  ----------   ---------   --------   ----------

   Net change in contract owners' equity ......      (62,063)    967,096   (408,648)       8,572
   Contract owners' equity beginning
      of period ...............................    1,427,611     915,474    730,459       39,797
                                                  ----------   ---------   --------   ----------
   Contract owners' equity end of period ......   $1,365,548   1,882,570    321,811       48,369
                                                  ==========   =========   ========   ==========

   CHANGES IN UNITS:
      Beginning units .........................      148,887     107,570    109,672        7,960
                                                  ----------   ---------   --------   ----------
      Units purchased .........................       23,606     171,824    148,228    3,093,160
      Units redeemed ..........................      (31,849)    (70,236)  (209,068)  (3,091,922)
                                                  ----------   ---------   --------   ----------
      Ending units ............................      140,644     209,158     48,832        9,198
                                                  ==========   =========   ========   ==========

                                                         JanWorld                  JanFund
                                                  ----------------------   -----------------------
                                                     2004        2003         2004         2003
                                                  ---------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (6,834)      (6,407)     (66,938)     (60,418)
   Realized gain (loss) on investments ........      35,943       67,894   (1,321,451)  (1,033,560)
   Change in unrealized gain (loss)
      on investments ..........................     (69,465)      17,352    1,542,038    2,104,363
   Reinvested capital gains ...................          --           --           --           --
                                                  ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (40,356)      78,839      153,649    1,010,385
                                                  ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      53,573      203,880      425,570      517,463
   Transfers between funds ....................    (418,445)     (62,332)    (657,207)    (244,837)
   Redemptions (note 3) .......................     (29,743)     (45,429)    (852,158)    (607,860)
   Annuity benefits ...........................          --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................          --           --      (10,725)     (12,348)
   Contingent deferred sales charges
      (note 2) ................................        (545)        (473)      (8,248)      (9,683)
   Adjustments to maintain reserves ...........          --          (37)         167      (38,884)
                                                  ---------   ----------   ----------   ----------
         Net equity transactions ..............    (395,160)      95,609   (1,102,601)    (396,149)
                                                  ---------   ----------   ----------   ----------

   Net change in contract owners' equity ......    (435,516)     174,448     (948,952)     614,236
   Contract owners' equity beginning
      of period ...............................   1,299,031      954,394   11,013,476    9,380,070
                                                  ---------   ----------   ----------   ----------
   Contract owners' equity end of period ......     863,515    1,128,842   10,064,524    9,994,306
                                                  =========   ==========   ==========   ==========

   CHANGES IN UNITS:
      Beginning units .........................     212,407      189,431      840,546      927,009
                                                  ---------   ----------   ----------   ----------
      Units purchased .........................      10,494    2,098,506       49,480       71,059
      Units redeemed ..........................     (75,596)  (2,075,521)    (133,647)    (106,470)
                                                  ---------   ----------   ----------   ----------
      Ending units ............................     147,305      212,416      756,379      891,598
                                                  =========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           Jan20Fd                 JanWrldwde
                                                  ------------------------   ----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (148,129)    (133,401)     (62,778)    (59,125)
   Realized gain (loss) on investments ........    (1,340,534)  (1,456,208)  (1,571,577)   (513,603)
   Change in unrealized gain (loss)
      on investments ..........................     3,385,736    3,891,098    1,297,938   1,097,059
   Reinvested capital gains ...................            --           --           --          --
                                                  -----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,897,073    2,301,489     (336,417)    524,331
                                                  -----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     1,015,000    1,279,249      326,597     493,595
   Transfers between funds ....................    (1,122,109)    (524,120)  (1,215,198)   (438,012)
   Redemptions (note 3) .......................    (1,408,031)  (1,338,318)    (680,797)   (543,659)
   Annuity benefits ...........................            --           --           --          --
   Annual contract maintenance charges
      (note 2) ................................       (25,391)     (29,457)      (9,720)    (11,095)
   Contingent deferred sales charges
      (note 2) ................................       (17,082)     (16,822)      (7,523)     (7,427)
   Adjustments to maintain reserves ...........           471      (29,154)         133         (65)
                                                  -----------   ----------   ----------   ---------
         Net equity transactions ..............    (1,557,142)    (658,622)  (1,586,508)   (506,663)
                                                  -----------   ----------   ----------   ---------

   Net change in contract owners' equity ......       339,931    1,642,867   (1,922,925)     17,668
   Contract owners' equity beginning
      of period ...............................    22,785,027   20,571,379   10,109,603   9,510,531
                                                  -----------   ----------   ----------   ---------
   Contract owners' equity end of period ......   $23,124,958   22,214,246    8,186,678   9,528,199
                                                  ===========   ==========   ==========   =========

   CHANGES IN UNITS:
      Beginning units .........................     1,367,638    1,505,246      745,134     864,427
                                                  -----------   ----------   ----------   ---------
      Units purchased .........................        70,708      122,252       30,813      54,072
      Units redeemed ..........................      (197,576)    (154,573)    (145,422)    (99,648)
                                                  -----------   ----------   ----------   ---------
      Ending units ............................     1,240,770    1,472,925      630,525     818,851
                                                  ===========   ==========   ==========   =========

                                                         LazSmCap             MFSStratIncA
                                                  ----------------------   -----------------
                                                     2004        2003        2004      2003
                                                  ---------   ----------   -------   -------
Investment activity:
   Net investment income (loss) ...............     (18,028)     (11,764)   17,944    13,189
   Realized gain (loss) on investments ........      92,805     (303,415)    6,162     1,143
   Change in unrealized gain (loss)
      on investments ..........................      65,805      559,824   (26,845)   30,121
   Reinvested capital gains ...................          --           --        --        --
                                                  ---------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     140,582      244,645    (2,739)   44,453
                                                  ---------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     180,153      170,135    33,005    30,104
   Transfers between funds ....................     264,758   (1,132,047)   25,296   223,005
   Redemptions (note 3) .......................    (210,260)    (150,687)  (34,536)  (28,238)
   Annuity benefits ...........................          --           --        --        --
   Annual contract maintenance charges
      (note 2) ................................      (1,650)      (1,407)     (647)     (613)
   Contingent deferred sales charges
      (note 2) ................................      (1,961)      (3,428)     (492)      (28)
   Adjustments to maintain reserves ...........          42         (327)       (9)       58
                                                  ---------   ----------   -------   -------
         Net equity transactions ..............     231,082   (1,117,761)   22,617   224,288
                                                  ---------   ----------   -------   -------

   Net change in contract owners' equity ......     371,664     (873,116)   19,878   268,741
   Contract owners' equity beginning
      of period ...............................   2,558,176    2,744,647   741,264   425,225
                                                  ---------   ----------   -------   -------
   Contract owners' equity end of period ......   2,929,840    1,871,531   761,142   693,966
                                                  =========   ==========   =======   =======

   CHANGES IN UNITS:
      Beginning units .........................     168,554      255,464    61,538    39,645
                                                  ---------   ----------   -------   -------
      Units purchased .........................      41,945      152,179     8,358    25,943
      Units redeemed ..........................     (27,414)    (256,013)   (6,509)   (5,668)
                                                  ---------   ----------   -------   -------
      Ending units ............................     183,085      151,630    63,387    59,920
                                                  =========   ==========   =======   =======

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     NWLgCapGr           NBEFGuard
                                                  --------------   ---------------------
                                                  2004     2003       2004        2003
                                                  ----   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............    $--    (1,300)    (21,260)    (19,159)
   Realized gain (loss) on investments ........     --   (29,094)   (110,724)   (447,861)
   Change in unrealized gain (loss)
      on investments ..........................     --    48,828     244,609     904,546
   Reinvested capital gains ...................     --        --          --          --
                                                   ---   -------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     --    18,434     112,625     437,526
                                                   ---   -------   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     --    81,830     107,565      52,235
   Transfers between funds ....................     --   (57,852)    (50,336)   (135,526)
   Redemptions (note 3) .......................     --   (15,954)   (369,475)   (235,114)
   Annuity benefits ...........................     --        --          --          --
   Annual contract maintenance charges
      (note 2) ................................     --      (303)     (2,113)     (2,251)
   Contingent deferred sales charges
      (note 2) ................................     --      (658)     (3,372)     (1,705)
   Adjustments to maintain reserves ...........     --        (2)         33         (25)
                                                   ---   -------   ---------   ---------
         Net equity transactions ..............     --     7,061    (317,698)   (322,386)
                                                   ---   -------   ---------   ---------

Net change in contract owners' equity .........     --    25,495    (205,073)    115,140
Contract owners' equity beginning of period ...     --   214,128   3,265,121   3,058,980
                                                   ---   -------   ---------   ---------
Contract owners' equity end of period .........    $--   239,623   3,060,048   3,174,120
                                                   ===   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     --    41,537     193,335     241,595
                                                   ---   -------   ---------   ---------
   Units purchased ............................     --    49,515      10,726       7,219
   Units redeemed .............................     --   (46,241)    (29,260)    (32,366)
                                                   ---   -------   ---------   ---------
   Ending units ...............................     --    44,811     174,801     216,448
                                                   ===   =======   =========   =========

                                                         NBEFPart                 NBETGen
                                                  ---------------------   ----------------------
                                                     2004        2003        2004         2003
                                                  ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............     (33,814)    (26,080)     (69,457)    (40,019)
   Realized gain (loss) on investments ........     (54,813)   (319,880)     214,251     (40,702)
   Change in unrealized gain (loss)
      on investments ..........................     329,403   1,005,840      852,977     652,155
   Reinvested capital gains ...................          --          --           --          --
                                                  ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     240,776     659,880      997,771     571,434
                                                  ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     150,749     152,794      778,083     580,956
   Transfers between funds ....................      68,527      (7,694)   1,096,572    (103,163)
   Redemptions (note 3) .......................    (262,004)   (310,872)    (649,798)   (268,297)
   Annuity benefits ...........................          --          --           --          --
   Annual contract maintenance charges
      (note 2) ................................      (3,741)     (3,826)      (4,599)     (3,767)
   Contingent deferred sales charges
      (note 2) ................................      (2,586)     (4,021)      (4,973)     (4,267)
   Adjustments to maintain reserves ...........         105         (31)         278        (829)
                                                  ---------   ---------   ----------   ---------
         Net equity transactions ..............     (48,950)   (173,650)   1,215,563     200,633
                                                  ---------   ---------   ----------   ---------

Net change in contract owners' equity .........     191,826     486,230    2,213,334     772,067
Contract owners' equity beginning of period ...   5,057,026   3,917,971   10,220,042   6,601,375
                                                  ---------   ---------   ----------   ---------
Contract owners' equity end of period .........   5,248,852   4,404,201   12,433,376   7,373,442
                                                  =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................     201,663     209,534      606,006     507,180
                                                  ---------   ---------   ----------   ---------
   Units purchased ............................      12,207      19,246      165,552     122,730
   Units redeemed .............................     (14,126)    (28,222)     (97,571)   (108,652)
                                                  ---------   ---------   ----------   ---------
   Ending units ...............................     199,744     200,558      673,987     521,258
                                                  =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       NBETGuard            NBETPart
                                                  ------------------   ------------------
                                                    2004       2003      2004      2003
                                                  --------   -------   -------   --------
Investment activity:
   Net investment income (loss) ...............   $ (2,088)   (1,537)   (1,597)    (1,083)
   Realized gain (loss) on investments ........      3,178   (19,108)   11,398     31,808
   Change in unrealized gain (loss)
      on investments ..........................     12,570    57,583     1,747     47,236
   Reinvested capital gains ...................         --        --        --         --
                                                  --------   -------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     13,660    36,938    11,548     77,961
                                                  --------   -------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      4,771    24,125     7,479      2,393
   Transfers between funds ....................      5,067        48   125,129    (55,211)
   Redemptions (note 3) .......................     (8,091)  (34,284)  (40,987)    (1,530)
   Annuity benefits ...........................         --        --        --         --
   Annual contract maintenance charges
      (note 2) ................................         --        --        --         --
   Contingent deferred sales charges
      (note 2) ................................       (312)     (332)     (140)        (3)
   Adjustments to maintain reserves ...........        (16)      (37)      (10)        (8)
                                                  --------   -------   -------   --------
         Net equity transactions ..............      1,419   (10,480)   91,471    (54,359)
                                                  --------   -------   -------   --------

Net change in contract owners' equity .........     15,079    26,458   103,019     23,602
Contract owners' equity beginning of period ...    350,024   259,236   223,623    147,302
                                                  --------   -------   -------   --------
Contract owners' equity end of period .........   $365,103   285,694   326,642    170,904
                                                  ========   =======   =======   ========

CHANGES IN UNITS:
   Beginning units ............................     39,493    39,007    23,117     20,457
                                                  --------   -------   -------   --------
   Units purchased ............................      9,653     3,695    20,535    249,469
   Units redeemed .............................     (9,433)   (5,577)  (11,435)  (249,754)
                                                  --------   -------   -------   --------
   Ending units ...............................     39,713    37,125    32,217     20,172
                                                  ========   =======   =======   ========

                                                   NBETSocRes           NBLtdMat
                                                  ------------   ---------------------
                                                   2004   2003      2004        2003
                                                  -----   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      --     --      15,362      17,166
   Realized gain (loss) on investments ........      --     --      (3,572)      2,825
   Change in unrealized gain (loss)
      on investments ..........................      --     --     (20,512)     (1,581)
   Reinvested capital gains ...................      --     --          --          --
                                                  -----    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      --     --      (8,722)     18,410
                                                  -----    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      --     --      53,093      50,268
   Transfers between funds ....................   2,323     --     (67,218)    159,100
   Redemptions (note 3) .......................      --     --     (75,161)    (58,462)
   Annuity benefits ...........................      --     --          --          --
   Annual contract maintenance charges
      (note 2) ................................      --     --        (848)       (997)
   Contingent deferred sales charges
      (note 2) ................................      --     --      (1,329)       (423)
   Adjustments to maintain reserves ...........      (3)    --          35         127
                                                  -----    ---   ---------   ---------
         Net equity transactions ..............   2,320     --     (91,428)    149,613
                                                  -----    ---   ---------   ---------

Net change in contract owners' equity .........   2,320     --    (100,150)    168,023
Contract owners' equity beginning of period ...      --     --   1,394,009   1,263,616
                                                  -----    ---   ---------   ---------
Contract owners' equity end of period .........   2,320     --   1,293,859   1,431,639
                                                  =====    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      --     --      97,423      89,370
                                                  -----    ---   ---------   ---------
   Units purchased ............................     227     --       5,661      32,732
   Units redeemed .............................      --     --     (12,073)    (22,156)
                                                  -----    ---   ---------   ---------
   Ending units ...............................     227     --      91,011      99,946
                                                  =====    ===   =========   =========

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        OppCapApA           OppChpInc
                                                  --------------------   --------------
                                                     2004        2003      2004    2003
                                                  ----------   -------   -------   ----
Investment activity:
   Net investment income (loss) ...............   $  (10,523)   (3,652)    2,938     --
   Realized gain (loss) on investments ........       (3,240)  (34,488)       45     --
   Change in unrealized gain (loss)
      on investments ..........................       45,290   119,974    (1,705)    --
   Reinvested capital gains ...................           --        --        --     --
                                                  ----------   -------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       31,527    81,834     1,278     --
                                                  ----------   -------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      211,409   149,144    44,873     --
   Transfers between funds ....................      411,215    92,986    16,108     --
   Redemptions (note 3) .......................      (26,767)  (10,311)   (1,260)    --
   Annuity benefits ...........................           --        --        --     --
   Annual contract maintenance charges
      (note 2) ................................           --        --        --     --
   Contingent deferred sales charges
      (note 2) ................................         (949)     (399)       --     --
   Adjustments to maintain reserves ...........            2       (29)       31     --
                                                  ----------   -------   -------    ---
         Net equity transactions ..............      594,910   231,391    59,752     --
                                                  ----------   -------   -------    ---

Net change in contract owners' equity .........      626,437   313,225    61,030     --
Contract owners' equity beginning of period ...    1,565,653   563,983    73,749     --
                                                  ----------   -------   -------    ---
Contract owners' equity end of period .........   $2,192,090   877,208   134,779     --
                                                  ==========   =======   =======    ===

CHANGES IN UNITS:
   Beginning units ............................      213,208    98,464     6,563     --
                                                  ----------   -------   -------    ---
   Units purchased ............................       93,728    55,517     5,394     --
   Units redeemed .............................      (12,796)  (16,054)     (110)    --
                                                  ----------   -------   -------    ---
   Ending units ...............................      294,140   137,927    11,847     --
                                                  ==========   =======   =======    ===

                                                         OppGlob              OppGlSec4
                                                  -----------------------   --------------
                                                     2004         2003        2004    2003
                                                  ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ...............     (110,036)     (68,550)   (1,057)    --
   Realized gain (loss) on investments ........      431,510   (1,246,621)       --     --
   Change in unrealized gain (loss)
      on investments ..........................      105,456    2,492,143    23,828     --
   Reinvested capital gains ...................           --           --        --     --
                                                  ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      426,930    1,176,972    22,771     --
                                                  ----------   ----------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      638,331      650,273   270,136     --
   Transfers between funds ....................     (167,919)     (80,427)  635,474     --
   Redemptions (note 3) .......................   (1,455,914)    (604,682)   (6,651)    --
   Annuity benefits ...........................           --           --        --     --
   Annual contract maintenance charges
      (note 2) ................................       (9,011)      (8,023)      (65)    --
   Contingent deferred sales charges
      (note 2) ................................      (11,031)      (4,561)     (133)    --
   Adjustments to maintain reserves ...........          307      (70,547)      (16)    --
                                                  ----------   ----------   -------    ---
         Net equity transactions ..............   (1,005,237)    (117,967)  898,745     --
                                                  ----------   ----------   -------    ---

Net change in contract owners' equity .........     (578,307)   1,059,005   921,516     --
Contract owners' equity beginning of period ...   17,127,357   11,057,926        --     --
                                                  ----------   ----------   -------    ---
Contract owners' equity end of period .........   16,549,050   12,116,931   921,516     --
                                                  ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ............................      799,413      645,872        --     --
                                                  ----------   ----------   -------    ---
   Units purchased ............................      188,395      446,499    92,063     --
   Units redeemed .............................     (234,209)    (423,106)     (747)    --
                                                  ----------   ----------   -------    ---
   Ending units ...............................      753,599      669,265    91,316     --
                                                  ==========   ==========   =======    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       OppStrInc             PhxBalFd
                                                  ------------------   -------------------
                                                    2004       2003       2004       2003
                                                  --------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $  5,149     2,755       3,420     3,143
   Realized gain (loss) on investments ........      1,097      (285)     (4,458)  (16,186)
   Change in unrealized gain (loss) on
      investments .............................     (8,057)    8,233      14,387    67,846
   Reinvested capital gains ...................         --        --          --        --
                                                  --------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (1,811)   10,703      13,349    54,803
                                                  --------   -------   ---------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     79,978     9,170      52,545    39,822
   Transfers between funds ....................     20,012    28,833      16,770        (2)
   Redemptions (note 3) .......................     (5,209)   (3,669)    (25,469)  (31,737)
   Annuity benefits ...........................         --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................         --        --        (914)   (1,066)
   Contingent deferred sales charges
      (note 2) ................................        (61)     (158)       (107)     (113)
   Adjustments to maintain reserves ...........         31        97           9       (10)
                                                  --------   -------   ---------   -------
         Net equity transactions ..............     94,751    34,273      42,834     6,894
                                                  --------   -------   ---------   -------

Net change in contract owners' equity .........     92,940    44,976      56,183    61,697
Contract owners' equity beginning of period ...    237,385    95,479     991,782   757,712
                                                  --------   -------   ---------   -------
Contract owners' equity end of period .........   $330,325   140,455   1,047,965   819,409
                                                  ========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................     18,797     8,948      53,906    48,209
                                                  --------   -------   ---------   -------
   Units purchased ............................     10,161     3,635       3,899     3,438
   Units redeemed .............................     (2,822)     (619)     (1,602)   (3,057)
                                                  --------   -------   ---------   -------
   Ending units ...............................     26,136    11,964      56,203    48,590
                                                  ========   =======   =========   =======

                                                         PimTotRet             PIntEq
                                                  ---------------------   ---------------
                                                     2004        2003       2004     2003
                                                  ---------   ---------   --------   ----
Investment activity:
   Net investment income (loss) ...............      10,029      20,426       (242)    --
   Realized gain (loss) on investments ........       4,317       6,829     28,204     --
   Change in unrealized gain (loss) on
      investments .............................     (34,143)     57,945    (18,167)    --
   Reinvested capital gains ...................          --          --         --     --
                                                  ---------   ---------   --------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (19,797)     85,200      9,795     --
                                                  ---------   ---------   --------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     735,586     281,763     10,476     --
   Transfers between funds ....................     273,656     176,713   (316,852)    --
   Redemptions (note 3) .......................     (65,181)    (88,549)       (48)    --
   Annuity benefits ...........................          --          --         --     --
   Annual contract maintenance charges
      (note 2) ................................          --          --         --     --
   Contingent deferred sales charges
      (note 2) ................................        (659)     (2,637)        --     --
   Adjustments to maintain reserves ...........          94         101         13     --
                                                  ---------   ---------   --------    ---
         Net equity transactions ..............     943,496     367,391   (306,411)    --
                                                  ---------   ---------   --------    ---

Net change in contract owners' equity .........     923,699     452,591   (296,616)    --
Contract owners' equity beginning of period ...   2,573,697   1,793,691    306,866     --
                                                  ---------   ---------   --------    ---
Contract owners' equity end of period .........   3,497,396   2,246,282     10,250     --
                                                  =========   =========   ========    ===

CHANGES IN UNITS:
   Beginning units ............................     203,571     147,395     24,231     --
                                                  ---------   ---------   --------    ---
   Units purchased ............................     106,591      56,950        806     --
   Units redeemed .............................     (32,699)    (27,092)   (24,231)    --
                                                  ---------   ---------   --------    ---
   Ending units ...............................     277,463     177,253        806     --
                                                  =========   =========   ========    ===

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      PVoyager             StComStk
                                                  ---------------   ---------------------
                                                    2004     2003     2004         2003
                                                  -------   -----   --------    ---------
Investment activity:
   Net investment income (loss) ...............   $  (405)     (3)    (26,648)    (18,650)
   Realized gain (loss) on investments ........        42      --      37,217     (59,488)
   Change in unrealized gain (loss) on
      investments .............................       937      59      56,155     549,307
   Reinvested capital gains ...................        --      --          --          --
                                                  -------   -----   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       574      56      66,724     471,169
                                                  -------   -----   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     5,030      --     248,857     269,222
   Transfers between funds ....................     8,544   3,705      33,097       6,657
   Redemptions (note 3) .......................        --      --    (192,092)   (102,064)
   Annuity benefits ...........................        --      --          --          --
   Annual contract maintenance charges
      (note 2) ................................        --      --      (1,862)     (1,709)
   Contingent deferred sales charges
      (note 2) ................................        --      --      (2,129)       (828)
   Adjustments to maintain reserves ...........       (13)      3         506      (1,530)
                                                  -------   -----   ---------   ---------
         Net equity transactions ..............    13,561   3,708      86,377     169,748
                                                  -------   -----   ---------   ---------

Net change in contract owners' equity .........    14,135   3,764     153,101     640,917
Contract owners' equity beginning of period ...    75,971      --   4,210,020   2,890,786
                                                  -------   -----   ---------   ---------
Contract owners' equity end of period .........   $90,106   3,764   4,363,121   3,531,703
                                                  =======   =====   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     6,455      --     332,850     305,307
                                                  -------   -----   ---------   ---------
   Units purchased ............................     1,140     358      40,728      65,533
   Units redeemed .............................        (9)     --     (33,500)    (45,600)
                                                  -------   -----   ---------   ---------
   Ending units ...............................     7,586     358     340,078     325,240
                                                  =======   =====   =========   =========

                                                       StrMidCap          StrGrInc
                                                  ----------------   -----------------
                                                    2004     2003      2004      2003
                                                  -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............    (1,502)    (377)   (1,128)     (498)
   Realized gain (loss) on investments ........     5,097   (1,497)      (39)     (601)
   Change in unrealized gain (loss) on
      investments .............................     8,616   14,171     5,522    10,226
   Reinvested capital gains ...................        --       --        --        --
                                                  -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    12,211   12,297     4,355     9,127
                                                  -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    40,778    5,886     7,189     2,902
   Transfers between funds ....................    11,981      (52)    6,333      (315)
   Redemptions (note 3) .......................    (7,060)  (2,556)     (698)   (1,728)
   Annuity benefits ...........................        --       --        --        --
   Annual contract maintenance charges
      (note 2) ................................        --       --        --        --
   Contingent deferred sales charges
      (note 2) ................................      (150)     (14)       --       (81)
   Adjustments to maintain reserves ...........        (9)      (8)      (14)       (6)
                                                  -------   ------   -------   -------
         Net equity transactions ..............    45,540    3,256    12,810       772
                                                  -------   ------   -------   -------

Net change in contract owners' equity .........    57,751   15,553    17,165     9,899
Contract owners' equity beginning of period ...   226,739   59,785   221,102    98,434
                                                  -------   ------   -------   -------
Contract owners' equity end of period .........   284,490   75,338   238,267   108,333
                                                  =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................    52,440   18,389    33,718    18,511
                                                  -------   ------   -------   -------
   Units purchased ............................    18,137    1,813     2,421       548
   Units redeemed .............................    (7,641)    (899)     (464)     (403)
                                                  -------   ------   -------   -------
   Ending units ...............................    62,936   19,303    35,675    18,656
                                                  =======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     StrGrowth            StLCap
                                                  --------------   ---------------------
                                                    2004    2003      2004        2003
                                                  -------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (17)    --     (13,396)    (12,258)
   Realized gain (loss) on investments ........         5     --    (411,238)   (508,985)
   Change in unrealized gain (loss) on
      investments .............................       272     --     478,299     753,490
   Reinvested capital gains ...................        --     --          --          --
                                                  -------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       260     --      53,665     232,247
                                                  -------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     2,972     --     105,954     118,376
   Transfers between funds ....................     8,747     --    (125,441)     45,172
   Redemptions (note 3) .......................        --     --    (236,631)   (162,765)
   Annuity benefits ...........................        --     --          --          --
   Annual contract maintenance charges
      (note 2) ................................        --     --      (2,377)     (2,770)
   Contingent deferred sales charges
      (note 2) ................................        --     --      (1,127)     (1,721)
   Adjustments to maintain reserves ...........        (5)    --          18         (24)
                                                  -------    ---   ---------   ---------
         Net equity transactions ..............    11,714     --    (259,604)     (3,732)
                                                  -------    ---   ---------   ---------

Net change in contract owners' equity .........    11,974     --    (205,939)    228,515
Contract owners' equity beginning of period ...        --     --   2,180,594   1,832,011
                                                  -------    ---   ---------   ---------
Contract owners' equity end of period .........   $11,974     --   1,974,655   2,060,526
                                                  =======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ............................        --     --     104,342     109,741
                                                  -------    ---   ---------   ---------
   Units purchased ............................     1,200     --       6,306      19,891
   Units redeemed .............................       (59)    --     (18,620)    (20,300)
                                                  -------    ---   ---------   ---------
   Ending units ...............................     1,141     --      92,028     109,332
                                                  =======    ===   =========   =========

                                                         TemForFd              VKGrInc
                                                  ----------------------   --------------
                                                     2004         2003       2004    2003
                                                  ---------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ...............     (44,543)     (30,764)      991     --
   Realized gain (loss) on investments ........     233,524      298,131     5,089     --
   Change in unrealized gain (loss) on
      investments .............................     (54,195)     112,173    10,731     --
   Reinvested capital gains ...................          --           --        --     --
                                                  ---------    ---------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     134,786      379,540    16,811     --
                                                  ---------    ---------   -------    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     273,192      265,460   114,772     --
   Transfers between funds ....................    (408,424)      40,936   118,551     --
   Redemptions (note 3) .......................    (461,317)    (349,726)  (14,047)    --
   Annuity benefits ...........................          --           --        --     --
   Annual contract maintenance charges
      (note 2) ................................      (3,420)      (3,065)       --     --
   Contingent deferred sales charges
      (note 2) ................................      (2,287)      (2,713)     (776)    --
   Adjustments to maintain reserves ...........         178          184        (9)    --
                                                  ---------    ---------   -------    ---
      Net equity transactions .................    (602,078)     (48,924)  218,491     --
                                                  ---------    ---------   -------    ---

Net change in contract owners' equity .........    (467,292)     330,616   235,302     --
Contract owners' equity beginning of period ...   7,349,490    4,892,982   474,848     --
                                                  ---------    ---------   -------    ---
Contract owners' equity end of period .........   6,882,198    5,223,598   710,150     --
                                                  =========    =========   =======    ===

CHANGES IN UNITS:
   Beginning units ............................     491,545      397,854    38,228     --
                                                  ---------    ---------   -------    ---
   Units purchased ............................     172,770    1,872,083    19,972     --
   Units redeemed .............................    (209,039)  (1,865,903)   (2,537)    --
                                                  ---------    ---------   -------    ---
   Ending units ...............................     455,276      404,034    55,663     --
                                                  =========    =========   =======    ===

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       VKGro        VKRealEstSec      WRAdSmCap
                                                  --------------   --------------   -------------
                                                    2004    2003     2004    2003    2004    2003
                                                  -------   ----   -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ...............   $  (216)   --      1,031    --       (98)   --
   Realized gain (loss) on investments ........        15    --      2,110    --       900    --
   Change in unrealized gain (loss)
      on investments ..........................     2,130    --      3,336    --       189    --
   Reinvested capital gains ...................        --    --        904    --        --    --
                                                  -------   ---    -------   ---    ------   ---
      Net increase (decrease) in contract '
         owners equity resulting from
         operations ...........................     1,929    --      7,381    --       991    --
                                                  -------   ---    -------   ---    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     9,272    --     48,972    --    17,074    --
   Transfers between funds ....................    54,140    --     79,225    --     7,307    --
   Redemptions (note 3) .......................        --    --     (1,473)   --      (983)   --
   Annuity benefits ...........................        --    --         --    --        --    --
   Annual contract maintenance charges
      (note 2) ................................        --    --         --    --        --    --
   Contingent deferred sales charges
      (note 2) ................................        --    --         --    --        --    --
   Adjustments to maintain reserves ...........         8    --        (26)   --        (3)   --
                                                  -------   ---    -------   ---    ------   ---
         Net equity transactions ..............    63,420    --    126,698    --    23,395    --
                                                  -------   ---    -------   ---    ------   ---

Net change in contract owners' equity .........    65,349    --    134,079    --    24,386    --
Contract owners' equity beginning of period ...    18,651    --     72,097    --     9,125    --
                                                  -------   ---    -------   ---    ------   ---
Contract owners' equity end of period .........   $84,000    --    206,176    --    33,511    --
                                                  =======   ===    =======   ===    ======   ===

CHANGES IN UNITS:
   Beginning units ............................     1,518    --      5,655    --       747    --
                                                  -------   ---    -------   ---    ------   ---
   Units purchased ............................     4,850    --     12,790    --     2,685    --
   Units redeemed .............................        (4)   --     (3,244)   --      (805)   --
                                                  -------   ---    -------   ---    ------   ---
   Ending units ...............................     6,364    --     15,201    --     2,627    --
                                                  =======   ===    =======   ===    ======   ===

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           NATIONWIDE VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                              June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

               American Century Growth Fund - Investor Class (ACGroI)
               American Century Income & Growth Fund - Advisor Class (ACIncGroA) American Century Income & Growth Fund - Investor Class
                  (ACIncGroI)
               American Century International Growth Fund - Advisor Class
                  (ACIntlGrA)
               American Century International Growth Fund - Investor Class
                  (ACIntlGrI)
               American Century Short-Term Government Fund - Investor Class
                  (ACSTGvtI)
               American Century Ultra(R) Fund - Investor Class (ACUltraI) American Century VP - International Fund - Class IV (ACVPInt4) Credit Suisse Global Fixed Income Fund - Common Shares (CSGIFixI) Credit Suisse Mid Cap Growth Fund - Common Shares (CSMidCpGr)
                  (formerly Credit Suisse Emerging Growth Fund - Common Shares)
               Delaware Delchester Fund - Institutional Class (DeDelFund)
                  (formerly Delaware Group Delchester High-Yield Bond Fund,
                  Inc. - Institutional Class)
               Dreyfus A Bonds Plus, Inc. (DryABonds)
               Dreyfus Appreciation Fund, Inc. (DryApp)
               Dreyfus Balanced Fund, Inc. (DryBal)
               Dreyfus Emerging Leaders Fund (DryELead)
               Dreyfus Premier Third Century Fund, Inc. - Class Z, The
                  (Dry3dCen)
               Dreyfus S&P 500 Index Fund (Dry500Ix)
               Evergreen Equity Income Fund - Class I (EvInc)
               Federated Equity Income Fund - Class F Shares (FedEqInc) Federated High Yield Trust (FedHiYld)
               Federated Intermediate Income Fund - Institutional Service Class
                  (FedIntInc)
               Federated Investment Series Funds, Inc. - Federated Bond Fund -
                  Class F (FedBdFd)
               Fidelity(R) Advisor Balanced Fund - Class A (FidABalA) Fidelity(R) Advisor Balanced Fund - Class T (FidABalT) Fidelity(R) Advisor Equity Growth Fund - Class A (FidAEGroA) Fidelity(R) Advisor Equity Income Fund - Class A (FidAEqIncA)

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

               Fidelity(R) Advisor Equity Income Fund - Class T (FidAEqIncT) Fidelity(R) Advisor Growth Opportunities Fund - Class A
                  (FidAGrOppA)
               Fidelity(R) Advisor Growth Opportunities Fund - Class T
                  (FidAGrOppT)
               Fidelity(R) Advisor High Income Advantage Fund - Class T
                  (FidAHiIncT)
                  (formerly Fidelity(R) Advisor High Yield Fund - Class T)
               Fidelity(R) Advisor Overseas Fund - Class A (FidAOvA) Fidelity(R) Asset Manager(TM) (FidAsMgr)
               Fidelity(R) Capital & Income Fund (FidCapInc)
               Fidelity(R) Equity-Income Fund (FidEqInc)
               Fidelity(R) Magellan(R) Fund (FidMgln)
               Fidelity(R) Puritan(R) Fund (FidPurtn)
               Fidelity(R) VIP - High Income Portfolio - Initial Class
                  (FidVIPHI)
               Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
                  (FidVIPOvS2R)
               Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
                  (FranMutSer)
               Franklin Small Cap Growth Fund I - Class A (FranSmCapGr) Franklin Templeton VIP - Templeton Foreign Securities Fund -
                  Class 3 (FrVIPForSec3)
               Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
                  (FranBSInv)
               Gartmore Bond Fund - Class D (GartBond)
               Gartmore Bond Index Fund - Class A (GartBdIx)
               Gartmore Government Bond Fund - Class D (GartGvtBd)
               Gartmore Growth Fund - Class A (GartGrowA)
               Gartmore Growth Fund - Class D (GartGrow)
               Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
               Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
               Gartmore GVIT ID Moderately Aggressive Fund - Class II
                  (GVITIDModAgg)
               Gartmore GVIT ID Moderately Conservative Fund - Class II
                  (GVITIDModCon)
               Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore ID Aggressive Fund - Service Class (GartIDAgg)
               Gartmore ID Conservative Fund - Service Class (GartIDCon) Gartmore ID Moderate Fund - Service Class (GartIDMod)
               Gartmore ID Moderately Aggressive Fund - Service Class
                  (GartIDModAgg)
               Gartmore ID Moderately Conservative Fund - Service Class
                  (GartIDModCon)
               Gartmore International Index Fund - Class A (GartIntlndx) Gartmore Large Cap Value Fund - Class A (GartLgCpVal)
               Gartmore Mid Cap Market Index Fund - Class A (GartMdCpMkt) Gartmore Money Market Fund - Prime Shares (GartMyMkt)
               Gartmore Money Market Fund - Service Class (GartMyMktS)
               Gartmore Nationwide Fund - Class D (GartNWFund)
                  (formerly Gartmore Total Return Fund - Class D)
               Gartmore S&P 500 Index Fund - Service Class (GartSP500Indx) Gartmore Small Cap Fund - Class A (GartSmCap)
               Gartmore Small Cap Index Fund - Class A (GartSmCapIx)
               Gartmore Value Opportunities Fund - Class A (GartValOpp)
               INVESCO Dynamics Fund - Investor Class (InvDynam)

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

               INVESCO Small Company Growth Fund - Investor Class (InvSmCoGr) INVESCO Total Return Fund - Investor Class (InvTotRet)
               Janus Adviser Balanced Fund (JanBal)
               Janus Adviser International Fund (JanIntl)
               Janus Adviser Worldwide Fund (JanWorld)
               Janus Fund (JanFund)
               Janus Twenty Fund (Jan20Fd)
               Janus Worldwide Fund (JanWrldwde)
               Lazard Small Cap Portfolio - Open Shares (LazSmCap)
               MFS(R) Strategic Income Fund - Class A (MFSStratIncA) Nationwide(R) Large Cap Growth Fund - Class A (NWLgCapGr)* Neuberger Berman EF - Guardian Fund - Investor Class Shares
                  (NBEFGuard)
               Neuberger Berman EF - Partners Fund - Investor Class Shares
                  (NBEFPart)
               Neuberger Berman ET - Genesis Fund - Trust Class Shares (NBETGen) Neuberger Berman ET - Guardian Fund - Trust Class Shares
                  (NBETGuard)
               Neuberger Berman ET - Partners Fund - Trust Class Shares
                  (NBETPart)
               Neuberger Berman ET - Socially Responsive Fund - Trust Class
                  Shares (NBETSocRes)
               Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class
                  Shares (NBLtdMat)
               Oppenheimer Capital Appreciation Fund A (OppCapApA)
               Oppenheimer Champion Income Fund A (OppChpInc)
               Oppenheimer Global Fund A (OppGlob)
               Oppenheimer Global Securities Fund/VA - Class 4 (OppGlSec4) Oppenheimer Strategic Income Fund - Class A (OppStrInc) Phoenix-Oakhurst Balanced Fund - Class A (PhxBalFd)
               PIMCO Total Return Fund - Class A (PimTotRet)
               Putnam International Equity Fund - Class A (PIntEq)
               Putnam Voyager Fund - Class A (PVoyager)
               Strong Advisor Common Stock Fund - Class Z (StComStk)
               Strong Advisor Mid Cap Growth Fund - Class Z (StrMidCap)
               Strong Growth and Income Fund (StrGrInc)
               Strong Growth Fund (StrGrowth)
               Strong Large Cap Growth Fund (StLCap)
               Templeton Foreign Fund - Class A (TemForFd)
               Van Kampen Growth and Income Fund - Class A (VKGrInc)
               Van Kampen Growth Fund - Class A (VKGro)
               Van Kampen Real Estate Securities Fund - Class A (VKRealEstSec) Victory VIF - Diversified Stock Fund Class A Shares (VicDivrStk)* Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
                  (WRAdSmCap)

               *At June 30, 2004, contract owners have not invested in this fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge.

     For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months.

     For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, a contingent deferred sales charge schedule may be elected in return for a reduction in the annual mortality and expense risk charge.

     No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                           Nationwide Variable Account Options                             Soloist   Successor
--------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ...................................................    1.30%       1.20%
--------------------------------------------------------------------------------------------------------------
CDSC Options:
   Seven Year CDSC .....................................................................      --       -0.25%
   Five Year CDSC ......................................................................      --       -0.10%
--------------------------------------------------------------------------------------------------------------
Reduced Purchase Payment Option:
      Initial lowered to $1,000 and subsequent lowered to $25
   In states other than Oregon .........................................................      --        0.25%
   In Oregon only ......................................................................      --        0.30%
--------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   Five-Year Reset .....................................................................      --        0.05%
      If death before annuitization, benefit will be greatest of (i) contract value,
      (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
   One-Year Enhanced (for contracts issued on or after 1-2-01) .........................      --        0.15%
      If death before annuitization, benefit will be greatest of (i) contract value,
      (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
   Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01) ........      --        0.20%
      If death before annuitization, benefit will be greatest of (i) contract value,
      (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5% interest anniversary value.
   One-Year Step Up (for contracts issued prior to 1-2-01) .............................      --        0.10%
      If death before annuitization, benefit will be greatest of (i) contract value,
      (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
--------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Options:
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to
      May 1, 2003).
   Option 1 ............................................................................      --        0.45%
   Option 2 ............................................................................      --        0.30%
--------------------------------------------------------------------------------------------------------------
Beneficiary Protector Option ...........................................................      --        0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
--------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: .................................................    1.30%       2.55%
--------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

     The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004.

                        Total     ACGroI   ACIncGroA   ACIncGroI   ACIntlGrA   ACIntlGrI   ACSTGvtI   ACUltraI
                     ----------   ------   ---------   ---------   ---------   ---------   --------   --------
     0.95% .......   $  142,107      729      3,666          --        710           --      3,853       5,500
     1.00% .......        6,259        9        171          --         --           --        938         142
     1.05% .......        4,331      218        406          --         16           --         --         134
     1.10% .......       30,996       14        796          --        202           --         74       1,614
     1.15% .......       10,098       38         52          --         95           --         --         439
     1.20% .......      131,743    1,233      4,626          --      2,434           --        698       5,448
     1.25% .......       30,742      203      1,129          --        227           --        126         888
     1.30% .......    1,623,702   52,017         75      46,665         --       13,884     12,936     102,016
     1.35% .......        9,583      227        319          --         26           --         74         487
     1.40% .......       44,050      227      1,083          --         32           --         22         300
     1.45% .......       25,342      564        676          --         92           --        575         927
     1.50% .......        4,521       49        143          --         35           --          7          85
     1.55% .......        3,875       22         82          --         --           --         --          14
     1.60% .......          969       --          1          --         --           --         --           4
     1.65% .......        1,555        4         53          --         --           --         51          97
     1.70% .......          405       28         14          --         --           --         12          --
     1.75% .......          112       --         --          --         --           --          7          --
     1.80% .......          124       --         --          --         --           --         --          --
     1.85% .......          287       --         28          --         --           --         18           9
     1.90% .......          271       --          7          --          6           --          3          --
     2.05% .......            8       --         --          --         --           --         --          --
     2.10% .......            8       --         --          --         --           --         --          --
     2.25% .......           90       --         --          --         --           --         --           3
                     ----------   ------     ------      ------      -----       ------     ------     -------
        Totals ...   $2,071,178   55,582     13,327      46,665      3,875       13,884     19,394     118,107
                     ==========   ======     ======      ======      =====       ======     ======     =======

                     ACVPInt4   CSGIFixI   CSMidCpGr   DeDelFund   DryABonds   DryApp   DryBal   DryELead
                     --------   --------   ---------   ---------   ---------   ------   ------   --------
     0.95% .......     $ --          --          --         --           --     5,649      686       35
     1.00% .......       --          --          --         --           --       230      612       --
     1.05% .......       --          --          --         --           --        --      259       --
     1.10% .......       --          --          --         --           --       783      758       --
     1.15% .......       --          --          --         --           --       117       17       --
     1.20% .......       --          --          --         --           --     3,530      773      488
     1.25% .......       --          --          --         --           --       713      179       24
     1.30% .......      102       6,229      26,043      2,823       21,974    18,414       --       --
     1.35% .......       --          --          --         --           --       516       93       --
     1.40% .......       --          --          --         --           --       310    9,090       --
     1.45% .......        2          --          --         --           --       496      347       --
     1.50% .......       --          --          --         --           --       122       17       --
     1.55% .......       --          --          --         --           --       268       40       --
     1.60% .......       --          --          --         --           --         1       54       --
     1.65% .......       --          --          --         --           --        22       --       --
     1.70% .......       --          --          --         --           --        26        7       --
     1.75% .......       --          --          --         --           --        --       --       --
     1.80% .......       --          --          --         --           --        --       --       --
     1.85% .......       --          --          --         --           --        --       --       --
     1.90% .......       --          --          --         --           --        33       --       --
     2.05% .......       --          --          --         --           --        --       --       --
     2.10% .......       --          --          --         --           --        --       --       --
     2.25% .......       --          --          --         --           --        --       --       --
                       ----       -----      ------      -----       ------    ------   ------      ---
        Totals ...     $104       6,229      26,043      2,823       21,974    31,230   12,932      547
                       ====       =====      ======      =====       ======    ======   ======      ===

                     Dry3dCen   Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA
                     --------   --------   -----   --------   --------   ---------   -------   --------
     0.95% .......    $   98          --      --      163       1,117        828         702     1,469
     1.00% .......        --          --      --       --          27          6          --         4
     1.05% .......        --          --      --       --           4         --         136        36
     1.10% .......         5          --      --       --         130         78         417       969
     1.15% .......        60          --      --       --         110         --          --        --
     1.20% .......       527          --      --      350       5,605        530         582       869
     1.25% .......       187          --      --       88         371         46         223       268
     1.30% .......     6,495     121,941   6,731       --       7,536         --      12,560        --

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued       Dry3dCen   Dry500Ix   EvInc   FedEqInc   FedHiYld   FedIntInc   FedBdFd   FidABalA
                     --------   --------   -----   --------   --------   ---------   -------   --------
     1.35% .......         8          --      --        2          74         --          47       261
     1.40% .......        18          --      --       --         312        471         123        16
     1.45% .......       227          --      --        4         153        130         249       405
     1.50% .......         9          --      --        1          32          3          --        96
     1.55% .......        --          --      --       --          --         --          28        --
     1.60% .......        --          --      --       --          --         --          --        --
     1.65% .......        93          --      --       --           4         32          --        --
     1.70% .......         5          --      --       --          11         --          --        14
     1.75% .......        --          --      --       --          --          7          --        --
     1.80% .......        --          --      --       --          --         --          --        --
     1.85% .......         9          --      --       --           9         18          --        --
     1.90% .......        --          --      --       --          --         --           6        --
     2.05% .......        --          --      --       --          --         --           5        --
     2.10% .......        --          --      --       --          --         --          --        --
     2.25% .......        --          --      --       --          --         --          --        --
                      ------     -------   -----      ---      ------      -----      ------     -----
        Totals ...    $7,741     121,941   6,731      608      15,495      2,149      15,078     4,407
                      ======     =======   =====      ===      ======      =====      ======     =====

                     FidABalT   FidAEGroA   FidAEqIncA   FidAEqIncT   FidAGrOppA   FidAGrOppT   FidAHiIncT   FidAOvA
                     --------   ---------   ----------   ----------   ----------   ----------   ----------   -------
     0.95% .......    $   --      3,565        8,303           --          477           --        3,041        478
     1.00% .......        --         --           93           --           45           --           99         --
     1.05% .......        --         --          159           --           --           --           --         --
     1.10% .......        --        176        1,303           --          187           --          101         35
     1.15% .......        --         --          436           --           --           --           86         --
     1.20% .......        --      1,320        4,782           --        2,162           --        1,463      2,251
     1.25% .......        --        344          879           --          137           --          413        466
     1.30% .......     7,969         --           32       23,718           --       29,589       19,595         78
     1.35% .......        --         18          482           --           55           --           47          6
     1.40% .......        --        213          673           --           19           --          356          9
     1.45% .......        --        355        1,155           --          298           --          110         56
     1.50% .......        --         71          278           --           76           --           41          1
     1.55% .......        --         --          909           --           --           --           --         --
     1.60% .......        --         --           10           --           --           --           --         --
     1.65% .......        --         67           94           --           --           --           --         --
     1.70% .......        --         23            4           --           --           --            9         --
     1.75% .......        --         --            9           --           --           --           --         --
     1.80% .......        --         --            5           --           --           --           --         --
     1.85% .......        --         --           24           --           --           --           --         --
     1.90% .......        --         --            7           --            6           --            2          3
     2.05% .......        --         --           --           --           --           --           --         --
     2.10% .......        --         --           --           --           --           --           --         --
     2.25% .......        --         --           --           --           --           --           --         --
                      ------      -----       ------       ------        -----       ------       ------      -----
        Totals ...    $7,969      6,152       19,637       23,718        3,462       29,589       25,363      3,383
                      ======      =====       ======       ======        =====       ======       ======      =====

                     FidAsMgr   FidCapInc   FidEqInc   FidMgln   FidPurtn   FidVIPHI   FidVIPOvS2R   FranMutSer
                     --------   ---------   --------   -------   --------   --------   -----------   ----------
     0.95% .......    $    --        --          --         --        --        --          59          6,868
     1.00% .......         --        --          --         --        --        --          --            228
     1.05% .......         --        --          --         --        --        --          --             38
     1.10% .......         --        --          --         --        --        --          --            927
     1.15% .......         --        --          --         --        --        --          --            156
     1.20% .......         --        --          --         --        --        --           6          2,660
     1.25% .......         --        --          --         --        --        --          --            817
     1.30% .......     29,507     4,378      69,072    141,053    70,039       414          14         24,447
     1.35% .......         --        --          --         --        --        --           5            222
     1.40% .......         --        --          --         --        --        --          --             48
     1.45% .......         --        --          --         --        --        --           1          1,232
     1.50% .......         --        --          --         --        --        --          --            196
     1.55% .......         --        --          --         --        --        --          --             81
     1.60% .......         --        --          --         --        --        --          --             38
     1.65% .......         --        --          --         --        --        --          --            105
     1.70% .......         --        --          --         --        --        --          --             21
     1.75% .......         --        --          --         --        --        --          --             --
     1.80% .......         --        --          --         --        --        --          --              5
     1.85% .......         --        --          --         --        --        --          --             --
     1.90% .......         --        --          --         --        --        --          --             20

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

     Continued       FidAsMgr   FidCapInc   FidEqInc   FidMgln   FidPurtn   FidVIPHI   FidVIPOvS2R   FranMutSer
                     --------   ---------   --------   -------   --------   --------   -----------   ----------
     2.05% .......         --        --          --         --        --        --          --             --
     2.10% .......         --        --          --         --        --        --          --             --
     2.25% .......         --        --          --         --        --        --          --             --
                      -------     -----      ------    -------    ------       ---         ---         ------
        Totals ...    $29,507     4,378      69,072    141,053    70,039       414          85         38,109
                      =======     =====      ======    =======    ======       ===         ===         ======

                     FranSmCapGr   FrVIPForSec3   FranBSInv   GartBond   GartBdIx   GartGvtBd   GartGrowA   GartGrow
                     -----------   ------------   ---------   --------   --------   ---------   ---------   --------
     0.95% .......     $ 5,307           42         2,091       1,198        205       9,110        480         370
     1.00% .......         241            4            70          --         --         974         --           9
     1.05% .......         275           --            --         316         --          20         --          --
     1.10% .......         624           --           582           9         45       1,292         --          24
     1.15% .......          50           --           277          --         --          --         --          --
     1.20% .......       2,221            2         1,566         325        614       1,632        167         451
     1.25% .......         920           --           851         148         61          76         34          --
     1.30% .......          22          875             6      13,112         --      23,622         --       7,984
     1.35% .......         115           10           387          70         54         329         12          10
     1.40% .......          49           --           779           4         --       1,629      1,559          13
     1.45% .......         424            3           870         322        186         356        391          54
     1.50% .......         186           --            63           2          1          13         --          --
     1.55% .......          15           --             8          --         --          --         --          --
     1.60% .......          --           --            --           5         --           9         --          --
     1.65% .......          40            2            26          --          5          --         --          --
     1.70% .......          29           --            10           2         --          32         --          --
     1.75% .......          --           --            --          --         --          --         --          --
     1.80% .......           5           --            --          --         --          --         --          --
     1.85% .......          --           --             9          --         --          --         --          --
     1.90% .......           4           --            --           6         --          13         --          --
     2.05% .......          --           --            --           1         --          --         --          --
     2.10% .......          --           --            --          --         --          --         --          --
     2.25% .......          --           --            --          --         --          --         --          --
                       -------          ---         -----      ------      -----      ------      -----       -----
        Totals ...     $10,527          938         7,595      15,520      1,171      39,107      2,643       8,915
                       =======          ===         =====      ======      =====      ======      =====       =====

                     GVITIDAgg   GVITIDCon   GVITIDMod   GVITIDModAgg   GVITJPBal   GartIDAgg   GartIDCon   GartIDMod
                     ---------   ---------   ---------   ------------   ---------   ---------   ---------   ---------
     0.95% .......      $--          --          --           --           187          141       2,607       1,789
     1.00% .......       --          --          --           --            --           26         125          --
     1.05% .......       --          --          --           --            --           --          --          --
     1.10% .......       --          --          --           --            --        1,100          --          --
     1.15% .......       --          --          --           --            --          267          --       2,000
     1.20% .......       --          --          --           --            50          932       1,487       2,059
     1.25% .......       --          --          --           --             7           34           6         322
     1.30% .......       38          --          38           34           462           --          75          --
     1.35% .......       --          --          --           --             1           61           1         243
     1.40% .......       --          --          --           --            --          143          --         264
     1.45% .......       --          --          --           --            32           52         396         433
     1.50% .......       --          --          --           --             2           28           5           5
     1.55% .......       --          --          --           --            --           --          --         683
     1.60% .......       --          --          --           --            --           --          --          52
     1.65% .......       --          --          --           --            --           --          --         192
     1.70% .......       --          --          --           --            --           --          --          --
     1.75% .......       --          --          --           --            --           --          --          28
     1.80% .......       --          --          --           --            --           --          --          --
     1.85% .......       --          --          --           --            --            2          --          --
     1.90% .......       --          --          --           --            --           --          --          --
     2.05% .......       --          --          --           --            --           --          --          --
     2.10% .......       --          --          --           --            --           --          --          --
     2.25% .......       --          --          --           --            --           --          --          --
                        ---         ---         ---          ---           ---        -----       -----       -----
        Totals ...      $38          --          38           34           741        2,786       4,702       8,070
                        ===         ===         ===          ===           ===        =====       =====       =====

                     GartIDModAgg   GartIDModCon   GartIntlndx   GartLgCpVal   GartMdCpMkt   GartMyMkt   GartMyMktS   GartNWFund
                     ------------   ------------   -----------   -----------   -----------   ---------   ----------   ----------
     0.95% .......      $1,299          3,242           --          1,109          929           --         3,907         450
     1.00% .......          --            161           --             --           --           --           171          44
     1.05% .......          --             --           --             --           --           --           345          --
     1.10% .......         207             13            9            198          458           --         1,397         204
     1.15% .......       1,105             --           --             --           --           --         1,315         358
     1.20% .......       2,412            392          418            937          876           --        18,052         823

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued       GartIDModAgg   GartIDModCon   GartIntlndx   GartLgCpVal   GartMdCpMkt   GartMyMkt   GartMyMktS   GartNWFund
                     ------------   ------------   -----------   -----------   -----------   ---------   ----------   ----------
     1.25% .......        190               5           24            323            47            --       6,423          100
     1.30% .......         --              --           --          4,698            --        70,049         143       35,167
     1.35% .......        163             205            4             10            26            --         863           12
     1.40% .......        184             946           --              2            58            --         998           22
     1.45% .......        539             338           32            105           224            --       1,418          153
     1.50% .......        221              37           --             43            51            --         230            1
     1.55% .......         --              --           --             --            --            --          --           --
     1.60% .......         --              --           --             --           101            --           5           --
     1.65% .......         --              --           --             32            38            --          51            6
     1.70% .......         --              --           --             --            --            --           8           --
     1.75% .......         --              --           --             --             9            --          15           --
     1.80% .......         --              --           --             --            --            --          --           --
     1.85% .......          7              --           --             --            27            --          11           --
     1.90% .......         --              --            3             --            --            --           8           --
     2.05% .......         --              --           --             --            --            --          --           --
     2.10% .......         --              --           --             --            --            --           8           --
     2.25% .......         --              --           --             --            --            --          56           --
                        ------          -----          ---          -----         -----        ------      ------       ------
        Totals ...      $6,327          5,339          490          7,457         2,844        70,049      35,424       37,340
                        ======          =====          ===          =====         =====        ======      ======       ======

                     GartSP500Indx   GartSmCap   GartSmCapIx   GartValOpp   InvDynam   InvSmCoGr   InvTotRet   JanBal
                     -------------   ---------   -----------   ----------   --------   ---------   ---------   ------
     0.95% .......      $ 2,648           729         678           888       2,605        985         395      2,972
     1.00% .......          301            18           1             8         102         33          --         64
     1.05% .......          132            --          --            --         243        107          13         --
     1.10% .......        1,399            79         164            26       1,041        249         102        640
     1.15% .......          406           242         260            --         170         58          --         17
     1.20% .......        5,581           676         915           224       2,686      1,113         660      1,693
     1.25% .......        1,246            76         476           265       1,006        168         223        363
     1.30% .......        7,281        13,275          --            --      32,620         39          --         26
     1.35% .......          506            21          23            47         312         30          35        246
     1.40% .......           37            40          42           258         646        179         416        697
     1.45% .......          851           143          95           153         837        150         287        717
     1.50% .......          213             2          47            31         160        104          27        105
     1.55% .......           55            --          --            --          70         38          13         --
     1.60% .......            5            76          --           142          43          4          --         53
     1.65% .......           29            19          19            --          11          3          --         73
     1.70% .......           --            --          --            --          17         --          10          4
     1.75% .......            8            --          --            --          --         --          --         --
     1.80% .......           52            --          --            --          --         --          --         --
     1.85% .......           29            --          --            --          --         --          --         --
     1.90% .......           --            --          --            --          --         --          --         --
     2.05% .......           --            --          --            --          --         --           2         --
     2.10% .......           --            --          --            --          --         --          --         --
     2.25% .......           14            --          --            --          --         --          --         --
                        -------        ------       -----         -----      ------      -----       -----      -----
        Totals ...      $20,793        15,396       2,720         2,042      42,569      3,260       2,183      7,670
                        =======        ======       =====         =====      ======      =====       =====      =====

                     JanIntl   JanWorld   JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA   NBEFGuard
                     -------   --------   -------   -------   ----------   --------   ------------   ---------
     0.95% .......    $   --     1,192      2,473     2,425         25         445           --            --
     1.00% .......        --       100         84        11         32          --           --            --
     1.05% .......        --       263        156       450         35          --           --            --
     1.10% .......        --       745      1,005       874         16         512           --            --
     1.15% .......        --        37         71       483         --          --           --            --
     1.20% .......     1,499     2,086      1,582     3,763         60         474           --            --
     1.25% .......       132       798      1,113     1,488        531         325           --            --
     1.30% .......        22        30     59,387   137,456     62,024      15,956        4,967        21,260
     1.35% .......         1       254        260       152         --          46           --            --
     1.40% .......        45       344        168       179         --           3           --            --
     1.45% .......        46       854        535       674         38         121           --            --
     1.50% .......        --        30         53        81         17          22           --            --
     1.55% .......        --         5         15        15         --          --           --            --
     1.60% .......        --        --         --        11         --         102           --            --
     1.65% .......        --        37         17        18         --          --           --            --
     1.70% .......        --        34         11        21         --          --           --            --
     1.75% .......        --        --         --        --         --          --           --            --
     1.80% .......        --        --         --        --         --          --           --            --

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

     Continued       JanIntl   JanWorld   JanFund   Jan20Fd   JanWrldwde   LazSmCap   MFSStratIncA   NBEFGuard
                     -------   --------   -------   -------   ----------   --------   ------------   ---------
     1.85% .......        --        --         --        --         --          --           --            --
     1.90% .......         1        25          8        28         --          22           --            --
     2.05% .......        --        --         --        --         --          --           --            --
     2.10% .......        --        --         --        --         --          --           --            --
     2.25% .......        --        --         --        --         --          --           --            --
                      ------     -----     ------   -------     ------      ------        -----        ------
        Totals ...    $1,746     6,834     66,938   148,129     62,778      18,028        4,967        21,260
                      ======     =====     ======   =======     ======      ======        =====        ======

                     NBEFPart   NBETGen   NBETGuard   NBETPart   NBLtdMat   OppCapApA   OppChpInc   OppGlob
                     --------   -------   ---------   --------   --------   ---------   ---------   -------
     0.95% .......    $    --     7,889       233         541         --       4,796       239        8,004
     1.00% .......         --       290        20          --         --         190         1          286
     1.05% .......         --        10        --          --         --          29        --          408
     1.10% .......         --     2,054       221           6         --         630        --        1,854
     1.15% .......         --       404        --          --         --          --        --          543
     1.20% .......         --     5,499     1,042         673         --       2,971       125        7,041
     1.25% .......         --       912       198         297         --         422        69        1,361
     1.30% .......     33,814    49,250        --          --      8,790          10        72       88,287
     1.35% .......         --       337        78          25         --         122         9          398
     1.40% .......         --     1,212         2          --         --         467        --          612
     1.45% .......         --       721       268          49         --         565         4          780
     1.50% .......         --        94         2          --         --         171        --          213
     1.55% .......         --       725        24          --         --          --        --           64
     1.60% .......         --        10        --          --         --           5        --           69
     1.65% .......         --        27        --          --         --         109        --           18
     1.70% .......         --        --        --          --         --           4        --           20
     1.75% .......         --        --        --          --         --           9        --           20
     1.80% .......         --        --        --          --         --           5        --           --
     1.85% .......         --        18        --          --         --          18        --           27
     1.90% .......         --         5        --           6         --          --        --           28
     2.05% .......         --        --        --          --         --          --        --           --
     2.10% .......         --        --        --          --         --          --        --           --
     2.25% .......         --        --        --          --         --          --        --            3
                      -------    ------     -----       -----      -----      ------       ---      -------
        Totals ...    $33,814    69,457     2,088       1,597      8,790      10,523       519      110,036
                      =======    ======     =====       =====      =====      ======       ===      =======

                     OppGlSec4   OppStrInc   PhxBalFd   PimTotRet   PIntEq   PVoyager   StComStk   StrMidCap
                     ---------   ---------   --------   ---------   ------   --------   --------   ---------
     0.95% .......     $  113        368          --       5,623       11       339       4,134        487
     1.00% .......          2          3          --          17       --        --         166         --
     1.05% .......         17         11          --          --       --        --          76         --
     1.10% .......         47         58          --       3,264       --         7         571         42
     1.15% .......         --         --          --         333       --        --          --         13
     1.20% .......         74        553          --       4,695      192        57       2,422        542
     1.25% .......         37        191          --         510       16        --         536        233
     1.30% .......        742         --       6,704         381       --        --          32         --
     1.35% .......          2        166          --         522       --        --         166         22
     1.40% .......          2        208          --         228       --        --      17,662         15
     1.45% .......         17        160          --       1,152       20         2         736        144
     1.50% .......          1         --          --         844        3        --          92          4
     1.55% .......         --         --          --         699       --        --          --         --
     1.60% .......         --         --          --         137       --        --          11         --
     1.65% .......         --         --          --          87       --        --          --         --
     1.70% .......          3         --          --          --       --        --          26         --
     1.75% .......         --         --          --          --       --        --          --         --
     1.80% .......         --         --          --          52       --        --          --         --
     1.85% .......         --         --          --          --       --        --          --         --
     1.90% .......         --         --          --          --       --        --          18         --
     2.05% .......         --         --          --          --       --        --          --         --
     2.10% .......         --         --          --          --       --        --          --         --
     2.25% .......         --         --          --          14       --        --          --         --
                       ------      -----       -----      ------      ---       ---      ------      -----
        Totals ...     $1,057      1,718       6,704      18,558      242       405      26,648      1,502
                       ======      =====       =====      ======      ===       ===      ======      =====

                     StrGrInc   StrGrowth   StLCap   TemForFd   VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                     --------   ---------   ------   --------   -------   -----   ------------   ---------
     0.95% .......     $472         --        --       5,294     2,297     124         168           56
     1.00% .......       --         --        --          72        29      --          --           --
     1.05% .......       --         --        --          19        --      --          --           --
     1.10% .......       --          6        --         564        59      --          30           --

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

     Continued       StrGrInc   StrGrowth   StLCap   TemForFd   VKGrInc   VKGro   VKRealEstSec   WRAdSmCap
                     --------   ---------   ------   --------   -------   -----   ------------   ---------
     1.15% .......        --        --          --        83        --      --          --           --
     1.20% .......       617        --          --     3,737       325      59         320           34
     1.25% .......        42        --          --       219        41      21         124            4
     1.30% .......        --        --      13,396    33,201         9      --          --           --
     1.35% .......         6        --          --       190        33      11          18           --
     1.40% .......         1        --          --       594        --      --          21           --
     1.45% .......        85        11          --       490       182       1          68            4
     1.50% .......        --        --          --        41        --      --          14           --
     1.55% .......        --        --          --         2        --      --          --           --
     1.60% .......        21        --          --        --        --      --          --           --
     1.65% .......        --        --          --        37        --      --          37           --
     1.70% .......        --        --          --        --        --      --          --           --
     1.75% .......        --        --          --        --        --      --          --           --
     1.80% .......        --        --          --        --        --      --          --           --
     1.85% .......        19        --          --        --         5      --          --           --
     1.90% .......        --        --          --        --        --      --           3           --
     2.05% .......        --        --          --        --        --      --          --           --
     2.10% .......        --        --          --        --        --      --          --           --
     2.25% .......        --        --          --        --        --      --          --           --
                      ------       ---      ------    ------     -----     ---         ---          ---
        Totals ...    $1,263        17      13,396    44,543     2,980     216         803           98
                      ======       ===      ======    ======     =====     ===         ===          ===

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $826,749 and $79,176, respectively, and total transfers from the Account to the fixed account were $518,895 and $905,587, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $63,603 and $50,090 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                Contract                                                   Investment
                                Expense                       Unit           Contract        Income           Total
                                 Rate*         Units       Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   --------------   --------------   ----------   -----------------
     American Century Growth Fund - Investor Class
           2004 ..........   0.95% to 1.70%    225,796   $5.94 to  5.75     $ 8,362,137       0.00%       2.08% to   1.69%
           2003 ..........   0.95% to 1.70%    197,697    5.05 to 63.39       7,790,575       0.00%       9.12% to   9.54%
           2002 ..........   0.95% to 1.70%    208,813    5.27 to 65.93       8,968,027       0.00%     -17.25% to -16.94%
           2001 ..........   0.95% to 1.65%    196,420    6.83 to 85.05      12,418,383       0.00%     -14.30% to -13.99%
           2000 ..........       1.30%         152,608       124.66          19,023,447       0.00%             5.94%

     American Century Income & Growth Fund - Advisor Class
           2004 ..........   0.95% to 1.90%    267,326    8.60 to 8.26        2,281,361       0.71%       4.23% to   3.73%
           2003 ..........   0.95% to 1.90%    212,566    6.97 to 7.18        1,517,212       0.69%      10.94% to  11.47%
           2002 ..........   0.95% to 1.90%    188,408    7.07 to 7.22        1,353,781       0.23%     -11.21% to -10.79%
           2001 ..........   0.95% to 1.55%    100,212    8.47 to 8.53          853,000       0.40%      -4.89% to  -4.60%

     American Century Income & Growth Fund - Investor Class
           2004 ..........       1.30%         406,144       17.39            7,063,407       0.81%             4.16%
           2003 ..........       1.30%         435,044       14.54            6,327,097       0.79%            11.44%
           2002 ..........       1.30%         500,818       14.62            7,322,154       0.31%           -10.85%
           2001 ..........       1.30%         527,104       17.29            9,113,309       0.49%            -4.67%
           2000 ..........   0.95% to 1.30%    570,428    9.69 to 19.68      11,176,335       0.43%      -4.17% to  -3.00%

     American Century International Growth Fund - Advisor Class
           2004 ..........   0.95% to 1.50%    126,220    6.34 to 6.19          793,149       0.00%       1.91% to   1.63%
           2003 ..........   0.95% to 1.90%     51,408    5.10 to 5.26          269,234       0.00%       4.34% to   4.84%
           2002 ..........   0.95% to 1.90%     37,982    5.93 to 6.06          229,356       0.00%      -4.17% to  -3.72%
           2001 ..........   0.95% to 1.50%     19,861    6.98 to 7.03          139,375       0.00%     -19.47% to -19.25%

     American Century International Growth Fund - Investor Class
           2004 ..........       1.30%         115,192       18.20            2,096,862       0.00%             1.85%
           2003 ..........       1.30%         110,891       15.14            1,678,374       0.00%             4.80%
           2002 ..........       1.30%         114,282       17.44            1,992,927       0.00%            -3.76%
           2001 ..........       1.30%         123,181       20.22            2,490,582       0.00%           -19.38%
           2000 ..........       1.30%         111,105       28.25            3,138,900       0.00%            -5.00%

     American Century Short-Term Government Fund - Investor Class
           2004 ..........   0.95% to 1.90%    177,425   11.61 to 11.16       3,161,307       0.84%      -0.86% to  -1.33%
           2003 ..........   0.95% to 1.90%    221,650   11.39 to 27.09       4,162,276       1.48%      -0.08% to   0.40%
           2002 ..........   0.95% to 1.90%    138,322   11.20 to 26.47       2,779,361       1.79%       1.40% to   1.88%
           2001 ..........   0.95% to 1.50%     95,278   10.83 to 25.33       1,893,038       2.64%       2.80% to   3.09%
           2000 ..........       1.30%          85,255       23.62            2,013,627       2.95%             2.10%

     American Century Ultra(R) Fund - Investor Class
           2004 ..........   0.95% to 2.25%  1,201,927    6.73 to  8.82      18,457,621       0.00%       4.72% to   4.03%
           2003 ..........   0.95% to 2.25%  1,187,886    5.60 to 17.57      16,572,593       0.00%      11.20% to  11.93%
           2002 ..........   0.95% to 1.90%  1,250,856    5.80 to 18.08      19,100,380       0.00%     -13.02% to -12.60%
           2001 ..........   0.95% to 1.80%  1,314,700    7.20 to 22.27      25,207,029       0.00%      -9.69% to  -9.30%
           2000 ..........   1.05% to 1.30%  1,032,658    9.66 to 29.72      30,620,512       0.00%      -4.47% to  -3.36%(b)

     American Century VP - International Fund - Class IV
           2004 ..........   1.20% to 1.90%      8,953   10.09 to 10.08          90,311       0.00%       0.89% to   0.77%(a)(b)

     Credit Suisse Global Fixed Income Fund - Common Shares
           2004 ..........       1.30%          70,248       13.71              963,163       0.97%            -1.94%
           2003 ..........       1.30%          79,655       13.32            1,060,829       1.27%             7.61%
           2002 ..........       1.30%          21,877       11.83              258,769       0.56%             3.98%
           2001 ..........       1.30%          17,104       11.35              194,144       1.05%             1.60%
           2000 ..........       1.30%           5,451       10.70               58,312       3.75%             1.36%

                                                                     (Continued)

      NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                 Investment
                                 Expense                    Unit           Contract        Income           Total
                                 Rate*        Units      Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   -------   --------------   --------------   ----------   -----------------
     Credit Suisse Mid Cap Growth Fund - Common Shares
           2004 ..........       1.30%       287,041       $14.00         $ 4,018,410       0.00%             6.28%
           2003 ..........       1.30%       254,542        11.03           2,807,244       0.00%            20.12%
           2002 ..........       1.30%       291,574        11.01           3,211,099       0.00%           -17.32%
           2001 ..........       1.30%       327,340        14.25           4,663,492       0.00%           -20.61%
           2000 ..........       1.30%       340,275        21.34           7,261,913       0.00%             3.24%

     Delaware Delchester Fund - Institutional Class
           2004 ..........       1.30%        27,563        13.28             366,031       3.92%             2.31%
           2003 ..........       1.30%        38,783        11.98             464,769       4.99%            19.14%
           2002 ..........       1.30%        38,974         9.61             374,629       5.23%            -5.21%
           2001 ..........       1.30%        43,580        10.12             441,120       7.39%            -9.10%
           2000 ..........       1.30%        77,244        13.00           1,004,353       5.46%            -8.72%

     Dreyfus A Bonds Plus, Inc.
           2004 ..........       1.30%       221,611        14.48           3,207,916       1.62%            -2.86%
           2003 ..........       1.30%       244,837        15.05           3,683,751       1.89%             4.30%
           2002 ..........       1.30%       201,030        13.78           2,769,239       1.59%             1.68%
           2001 ..........       1.30%       185,862        13.57           2,522,719       2.75%             3.42%
           2000 ..........       1.30%       153,087        12.47           1,909,489       2.52%             3.41%

     Dreyfus Appreciation Fund, Inc.
           2004 ..........   0.95% to 1.90%  528,344    8.78 to  8.44       5,404,010       0.02%       1.61% to   1.12%
           2003 ..........   0.95% to 1.90%  393,004    7.57 to 10.74       3,640,407       0.01%       7.10% to   7.62%
           2002 ..........   0.95% to 1.90%  405,733    7.84 to 11.06       3,868,536       0.00%      -9.84% to  -9.41%
           2001 ..........   0.95% to 1.55%  270,369    9.14 to 12.76       3,092,892       0.07%      -8.17% to  -7.89%
           2000 ..........       1.30%       142,625       14.22            2,027,739       0.01%             2.94%

     Dreyfus Balanced Fund, Inc.
           2004 ..........   0.95% to 1.70%  210,352    9.00 to  8.72       2,081,941       0.72%      -0.44% to  -0.81%
           2003 ..........   0.95% to 1.70%  170,548    8.12 to  9.83       1,574,525       0.84%       7.20% to   7.61%
           2002 ..........   0.95% to 1.70%  154,322    8.20 to  9.89       1,417,551       0.59%     -11.15% to -10.82%
           2001 ..........   0.95% to 1.55%  140,112    9.78 to 11.73       1,551,585       1.21%      -0.55% to  -0.24%
           2000 ..........       1.30%        39,670        11.75             466,252       1.28%             0.46%

     Dreyfus Emerging Leaders Fund
           2004 ..........   0.95% to 1.25%    8,093   10.51 to 10.38          84,258       0.00%       4.69% to   4.54%
           2003 ..........   0.95% to 1.25%    7,615    8.06 to  8.13          61,498       0.00%      11.77% to  11.93%
           2002 ..........   0.95% to 1.25%    7,942    8.46 to  8.52          67,315       0.00%      -7.48% to  -7.34%
           2001 ..........   0.95% to 1.25%    7,973    9.80 to  9.83          78,196       0.00%      -4.67% to  -4.52%

     Dreyfus Premier Third Century Fund, Inc. - Class Z, The
           2004 ..........   0.95% to 1.85%   84,432    5.83 to  5.61       1,169,731       0.00%       2.16% to   1.70%
           2003 ..........   0.95% to 1.85%   90,236    4.87 to 16.38       1,083,595       0.00%       9.14% to   9.64%
           2002 ..........   0.95% to 1.70%   93,132    5.28 to 17.58       1,312,110       0.00%     -18.29% to -17.99%
           2001 ..........   0.95% to 1.70%  124,684    7.25 to 24.06       2,116,314       0.00%     -15.82% to -15.50%
           2000 ..........   0.95% to 1.30%   69,654   10.16 to 33.53       2,334,199       0.00%       1.06% to   1.56%(b)

     Dreyfus S&P 500 Index Fund
           2004 ..........       1.30%       722,341        26.32          19,013,415       0.00%             2.54%
           2003 ..........       1.30%       714,854        22.51          16,088,892       0.00%            10.84%
           2002 ..........       1.30%       761,999        22.84          17,406,889       0.00%           -13.96%
           2001 ..........       1.30%       803,741        28.37          22,805,770       0.00%            -7.57%
           2000 ..........       1.30%       721,021        33.92          24,459,045       0.00%            -1.37%

     Evergreen Equity Income Fund - Class I
           2004 ..........       1.30%        52,752        21.47           1,132,607       0.99%            -1.00%
           2003 ..........       1.30%        37,326        18.62             695,071       1.15%            11.42%
           2002 ..........       1.30%        46,402        18.39             853,300       0.58%            -4.84%
           2001 ..........       1.30%        45,037        20.66             930,362       1.67%            -0.17%
           2000 ..........       1.30%        70,511        18.78           1,324,138       2.41%            -4.00%

     Federated Equity Income Fund - Class F Shares
           2004 ..........   0.95% to 1.50%   14,447    7.66 to  7.50         109,860       0.84%       2.38% to   2.10%
           2003 ..........   0.95% to 1.50%   10,488    6.51 to  6.61          68,848       0.86%       8.15% to   8.45%
           2002 ..........   0.95% to 1.50%    5,218    6.59 to  6.66          34,599       0.57%     -13.04% to -12.80%
           2001 ..........   1.20% to 1.50%    3,306    7.94 to  7.96          26,306       0.80%      -8.46% to  -8.32%

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                Contract                                                  Investment
                                Expense                      Unit           Contract        Income           Total
                                 Rate*        Units       Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   -------   ---------------   --------------   ----------   -----------------
     Federated High Yield Trust
           2004 ..........   0.95% to 1.90%  152,977   $11.12 to 10.68     $1,647,450        5.85%       2.56% to   2.07%
           2003 ..........   0.95% to 1.90%  152,471     9.70 to 10.10      1,491,585        4.19%      12.75% to  13.29%
           2002 ..........   0.95% to 1.90%   90,209     8.49 to  8.81        772,087        4.40%      -2.55% to  -2.09%
           2001 ..........   0.95% to 1.45%   72,606     8.88 to  9.18        649,206        5.56%      -1.12% to  -0.87%
           2000 ..........   1.05% to 1.30%   59,362     9.78 to 10.08        581,891        5.09%      -2.57% to   0.75%(b)

     Federated Intermediate Income Fund - Institutional Service Class
           2004 ..........   0.95% to 1.85%   38,819    12.43 to 12.01        478,903        2.05%      -0.48% to  -0.93%
           2003 ..........   0.95% to 1.75%   18,792    12.25 to 12.52        234,173        2.75%       4.87% to   5.30%
           2002 ..........   0.95% to 1.45%    8,424    11.16 to 11.25         94,794        2.83%       1.82% to   2.07%
           2001 ..........   0.95% to 1.00%    6,212    10.70 to 10.71         66,518        3.19%       3.26% to   3.28%

     Federated Investment Series Funds, Inc. - Federated Bond Fund - Class F
           2004 ..........   0.95% to 2.05%  158,857    13.17 to 12.57      2,239,046        3.23%       0.14% to  -0.42%
           2003 ..........   0.95% to 2.05%  176,862    12.36 to 13.99      2,420,287        3.27%       8.29% to   8.89%
           2002 ..........   0.95% to 2.05%  167,532    10.96 to 12.31      2,022,245        3.39%       0.59% to   1.14%
           2001 ..........   0.95% to 1.80%  150,760    10.67 to 11.86      1,755,610        4.03%       2.76% to   3.21%
           2000 ..........   1.05% to 1.30%  143,166    10.14 to 11.20      1,599,725        3.96%       0.63% to   1.42%(b)

     Fidelity(R) Advisor Balanced Fund - Class A
           2004 ..........   0.95% to 1.70%   81,179     9.72 to  9.41        783,597        0.86%      -0.74% to  -1.11%
           2003 ..........   0.95% to 1.70%   81,062     8.97 to  9.19        740,718        1.05%       9.18% to   9.59%
           2002 ..........   0.95% to 1.70%   84,425     8.35 to  8.49        714,790        0.60%      -8.85% to  -8.51%
           2001 ..........   0.95% to 1.50%   56,610     9.30 to  9.36        529,077        1.61%      -2.11% to  -1.84%

     Fidelity(R) Advisor Balanced Fund - Class T
           2004 ..........       1.30%        82,200        14.35           1,179,487        0.76%           -1.04%
           2003 ..........       1.30%        82,726        13.66           1,129,656        0.91%            9.27%
           2002 ..........       1.30%        89,133        12.70           1,131,755        0.53%           -8.82%
           2001 ..........       1.30%        94,046        14.09           1,324,829        1.28%           -2.07%
           2000 ..........       1.30%        76,378        15.27           1,166,026        1.10%           -1.22%

     Fidelity(R) Advisor Equity Growth Fund - Class A
           2004 ..........   0.95% to 1.70%  185,769     6.47 to  6.29      1,197,001        0.00%       0.74% to   0.36%
           2003 ..........   0.95% to 1.70%  119,711     5.41 to  5.53        659,802        0.00%      12.20% to  12.62%
           2002 ..........   0.95% to 1.70%   67,475     5.65 to  5.73        385,529        0.00%     -20.05% to -19.76%
           2001 ..........   0.95% to 1.45%    1,809     7.86 to  7.89         14,257        0.00%     -10.38% to -10.15%

     Fidelity(R) Advisor Equity Income Fund - Class A
           2004 ..........   0.95% to 1.90%  320,863    12.09 to 11.61      3,851,372        0.30%       4.83% to   4.32%
           2003 ..........   0.95% to 1.90%  227,386     9.62 to  9.91      2,243,188        0.48%       9.12% to   9.64%
           2002 ..........   0.95% to 1.90%  173,741    10.01 to 10.22      1,770,146        0.13%      -5.88% to  -5.43%
           2001 ..........   0.95% to 1.50%   46,089    11.14 to 11.21        515,827        0.56%       0.22% to   0.50%

     Fidelity(R) Advisor Equity Income Fund - Class T
           2004 ..........       1.30%       200,112        19.22           3,846,341        0.23%            4.54%
           2003 ..........       1.30%       179,406        15.85           2,843,775        0.37%            9.27%
           2002 ..........       1.30%       175,375        16.43           2,881,361        0.09%           -5.70%
           2001 ..........       1.30%       126,384        18.13           2,291,860        0.32%            0.23%
           2000 ..........       1.30%       119,884        15.91           1,907,079        0.57%           -5.10%

     Fidelity(R) Advisor Growth Opportunities Fund - Class A
           2004 ..........   0.95% to 1.90%  105,984     7.09 to  6.81        743,791        0.00%       0.83% to   0.35%
           2003 ..........   0.95% to 1.90%   52,129     5.98 to  6.16        318,980        0.00%      11.80% to  12.33%
           2002 ..........   0.95% to 1.90%   41,494     6.02 to  6.14        253,806        0.00%     -14.24% to -13.84%
           2001 ..........   0.95% to 1.80%   26,323     7.59 to  7.67        201,437        0.00%      -9.91% to  -9.52%

     Fidelity(R) Advisor Growth Opportunities Fund - Class T
           2004 ..........       1.30%       350,433        12.68           4,443,251        0.00%            0.57%
           2003 ..........       1.30%       369,656        11.08           4,094,162        0.00%           12.07%
           2002 ..........       1.30%       397,708        11.10           4,414,796        0.00%          -14.01%
           2001 ..........       1.30%       432,688        13.91           6,020,077        0.00%           -9.73%
           2000 ..........       1.30%       490,625        18.13           8,895,096        0.00%           -5.08%

     Fidelity(R) Advisor High Income Advantage Fund - Class T
           2004 ..........   0.95% to 1.90%  239,447    12.25 to 11.77      3,541,040        3.19%       2.24% to   1.75%
           2003 ..........   0.95% to 1.90%  545,990    10.48 to 13.91      6,443,337        2.44%      27.59% to  28.20%
           2002 ..........   0.95% to 1.90%  203,134     7.58 to 10.01      1,947,328        3.41%     -13.13% to -12.72%
           2001 ..........   0.95% to 1.80%  220,733     8.87 to 11.63      2,527,866        4.06%      -1.49% to  -1.07%
           2000 ..........       1.30%       259,547        12.78           3,318,095        4.04%           -4.72%

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                     Investment
                                 Expense                        Unit           Contract        Income            Total
                                  Rate*         Units        Fair Value     Owners' Equity     Ratio**         Return***
                             --------------   ---------   ---------------   --------------   ----------   ------------------
     Fidelity(R) Advisor Overseas Fund - Class A
           2004 ..........   0.95% to 1.90%      92,215   $  8.23 to 7.93     $   751,856       0.00%       0.17% to  -0.31%
           2003 ..........   0.95% to 1.45%      20,927      6.25 to 6.34         131,804       0.00%      10.06% to  10.33%
           2002 ..........   0.95% to 1.45%       3,167      7.02 to 7.08          22,377       0.00%      -2.76% to  -2.52%
           2001 ..........        0.95%           1,607         8.13               13,061       0.00%           -11.46%

     Fidelity(R) Asset Manager(TM)
           2004 ..........        1.30%         215,281        19.53            4,204,461       1.04%             0.67%
           2003 ..........        1.30%         239,852        18.30            4,388,807       1.30%             9.08%
           2002 ..........        1.30%         287,162        17.02            4,887,285       1.29%            -7.93%
           2001 ..........        1.30%         294,741        18.86            5,558,179       1.66%            -3.27%
           2000 ..........        1.30%         289,898        19.91            5,772,175       1.56%             3.22%

     Fidelity(R) Capital & Income Fund
           2004 ..........        1.30%          10,778        61.13              658,824       3.26%            -0.29%
           2003 ..........        1.30%          11,185        56.53              632,254       3.37%            26.62%
           2002 ..........        1.30%          13,316        40.10              534,036       2.83%           -11.70%
           2001 ..........        1.30%          14,833        47.46              704,056       3.65%            -1.70%
           2000 ..........        1.30%          15,863        53.43              847,639       4.19%            -1.05%

     Fidelity(R) Equity-Income Fund
           2004 ..........        1.30%         117,759        90.15           10,616,355       0.76%             2.73%
           2003 ..........        1.30%         115,358        75.09            8,662,520       0.81%             9.77%
           2002 ..........        1.30%         134,760        77.79           10,482,678       0.43%            -7.03%
           2001 ..........        1.30%         140,925        87.74           12,365,466       0.76%            -1.70%
           2000 ..........        1.30%         162,411        80.76           13,116,494       0.78%            -3.06%

     Fidelity(R) Magellan(R) Fund
           2004 ..........        1.30%         802,550        26.44           21,221,146       0.21%             1.54%
           2003 ..........        1.30%         867,143        23.30           20,206,101       0.21%            10.25%
           2002 ..........        1.30%       1,057,716        23.66           25,029,983       0.14%           -15.65%
           2001 ..........        1.30%       1,162,282        30.01           34,880,321       0.12%            -6.73%
           2000 ..........        1.30%       1,151,139        35.95           41,387,074       0.05%             0.05%

     Fidelity(R) Puritan(R) Fund
           2004 ..........        1.30%         400,612        26.79           10,734,161       1.18%             1.82%
           2003 ..........        1.30%         420,233        23.57            9,906,916       1.28%             8.06%
           2002 ..........        1.30%         510,073        23.01           11,739,196       0.78%            -4.12%
           2001 ..........        1.30%         544,190        24.47           13,316,051       1.49%            -0.46%
           2000 ..........        1.30%         556,362        23.07           12,837,147       1.40%            -0.14%

     Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ..........        1.30%           2,908        21.82               63,438       8.19%             0.02%
           2003 ..........        1.30%           2,910        20.22               58,835       7.47%            16.44%
           2002 ..........        1.30%           2,911        16.15               47,024      12.81%            -5.02%
           2001 ..........        1.30%           4,172        18.00               75,112      12.20%            -7.79%
           2000 ..........        1.30%           4,174        24.12              100,673       6.81%            -5.46%

     Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R
           2004 ..........   0.95% to 1.50%      10,524      9.89 to 9.89         104,118       0.00%       -1.05% to -1.14% (a) (b)

     Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A
           2004 ..........   0.95% to 1.90%     467,421    13.09 to 12.58       6,503,257       0.43%        2.76% to  2.27%
           2003 ..........   0.95% to 1.90%     399,647    10.85 to 12.55       4,768,146       0.76%        9.22% to  9.75%
           2002 ..........   0.95% to 1.90%     364,097    10.88 to 12.50       4,349,748       0.00%       -4.60% to -4.15%
           2001 ..........   0.95% to 1.65%     121,020    12.18 to 13.87       1,616,831       0.25%       10.78% to 11.17%
           2000 ..........        1.30%          36,905        11.15              411,656       2.11%           -0.09%

     Franklin Small Cap Growth Fund I - Class A
           2004 ..........   0.95% to 1.90%     312,108      6.64 to 6.38       2,063,213       0.00%       3.87% to   3.38%
           2003 ..........   0.95% to 1.90%     220,310      5.25 to 5.41       1,187,471       0.00%      14.85% to  15.40%
           2002 ..........   0.95% to 1.90%     150,758      5.31 to 5.42         815,473       0.00%     -19.69% to -19.31%
           2001 ..........   0.95% to 1.70%      76,701      7.17 to 7.24         554,283       0.00%     -15.58% to -15.25%
           2000 ..........        1.05%           1,182        10.58               12,503       0.00%            5.78%       (a) (b)

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 3
           2004 ..........   0.95% to 1.65%      77,874    10.20 to 10.19         793,930       1.46%       2.00% to   1.88% (a) (b)

     Franklin VIT - Franklin Balance Sheet Investment Fund - Class A
           2004 ..........   0.95% to 1.85%      94,784    16.17 to 15.63       1,520,349       0.00%       8.46% to   7.97%
           2003 ..........   0.95% to 1.85%      60,644    12.18 to 12.49         752,782       0.00%       7.07% to   7.55%
           2002 ..........   0.95% to 1.70%      33,996    12.88 to 13.05         442,235       0.13%       4.24% to   4.63%
           2001 ..........   0.95% to 1.45%       1,962    12.18 to 12.22          23,953       0.53%      13.99% to  14.28%

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                Contract                                                   Investment
                                 Expense                        Unit         Contract        Income            Total
                                  Rate*        Units         Fair Value   Owners' Equity     Ratio**         Return***
                             --------------   -------   ---------------   --------------   ----------   ------------------
     Gartmore Bond Fund - Class D
           2004 ..........   0.95% to 2.05%    68,876   $13.14 to 12.54     $2,397,335        2.39%       -0.18% to -0.73%
           2003 ..........   0.95% to 2.05%    84,491    12.76 to 54.88      2,838,855        2.53%        5.28% to  5.87%
           2002 ..........   0.95% to 2.05%    73,781    11.52 to 49.17      2,105,425        2.77%        1.73% to  2.29%
           2001 ..........   0.95% to 1.70%    39,444    10.94 to 46.12      1,350,540        2.93%        3.62% to  4.02%
        Tax qualified
           2000 ..........        1.30%        34,472         42.71          1,472,285        3.31%            1.94%
        Non-tax qualified
           2000 ..........        1.30%            73         42.53              3,104        3.31%            1.94%

     Gartmore Bond Index Fund - Class A
           2004 ..........   0.95% to 1.65%    17,527    12.26 to 11.94        212,872        1.70%       -0.74% to -1.09%
           2003 ..........   0.95% to 1.45%    17,101    12.27 to 12.44        211,357        1.55%        2.63% to  2.89%
           2002 ..........   0.95% to 1.45%     3,815    11.35 to 11.45         43,541        2.14%        2.43% to  2.69%
           2001 ..........        1.05%           501         10.75              5,385        2.90%            2.33%

     Gartmore Government Bond Fund - Class D
           2004 ..........   0.95% to 1.90%   453,197    12.96 to 12.45      6,313,451        1.91%       -0.63% to -1.11%
           2003 ..........   0.95% to 1.90%   546,448    12.82 to 15.31      7,851,326        1.93%        1.82% to  2.31%
           2002 ..........   0.95% to 1.90%   258,580    11.93 to 14.17      3,406,166        2.20%        3.18% to  3.67%
           2001 ..........   0.95% to 1.70%    87,982    11.11 to 13.09      1,095,174        2.72%        1.65% to  2.03%
           2000 ..........        1.30%        30,599         11.94            365,365        2.92%            3.56%

     Gartmore Growth Fund - Class A
           2004 ..........   0.95% to 1.45%    42,565    10.39 to 10.36        441,627        0.00%       2.12% to   1.87%

     Gartmore Growth Fund - Class D
           2004 ..........   0.95% to 1.45%    50,655     5.01 to  4.91      1,323,866        0.00%       2.25% to   1.99%
           2003 ..........   1.00% to 1.45%    51,348     4.19 to 55.01      1,182,110        0.00%      14.16% to  14.42%
           2002 ..........   1.00% to 1.45%    31,449     4.29 to 53.33      1,109,726        0.00%     -17.84% to -17.66%
           2001 ..........   0.95% to 1.45%    35,084     5.76 to 75.29      1,583,834        0.00%     -21.63% to -21.43%
        Tax qualified
           2000 ..........        1.30%        23,996        125.14          3,002,852        0.00%           -5.27%
        Non-tax qualified
           2000 ..........        1.30%           203        132.13             26,823        0.00%           -5.27%

     Gartmore GVIT ID Aggressive Fund - Class II
           2004 ..........        1.30%         2,786         10.24             28,522        0.41%            2.38%      (a) (b)

     Gartmore GVIT ID Conservative Fund - Class II
           2004 ..........        1.30%            23         10.04                231        0.87%            0.40%      (a) (b)

     Gartmore GVIT ID Moderate Fund - Class II
           2004 ..........        1.30%         2,635         10.14             26,713        0.70%            1.38%      (a) (b)

     Gartmore GVIT ID Moderately Aggressive Fund - Class II
           2004 ..........        1.30%         2,697         10.19             27,494        0.52%            1.94%      (a) (b)

     Gartmore GVIT ID Moderately Conservative Fund - Class II
           2004 ..........        1.30%            18         10.08                181        0.00%            0.81%      (a) (b)

     Gartmore GVIT J.P. Morgan Balanced Fund - Class I
           2004 ..........   0.95% to 1.50%    13,194    10.00 to  9.84        131,017        0.99%       1.14% to   0.86%
           2003 ..........   0.95% to 1.50%     7,347     9.03 to  9.12         66,635        0.83%       7.92% to   8.22%
           2002 ..........   1.20% to 1.50%     8,846     8.80 to  8.82         77,951        0.58%      -9.17% to  -9.03%

     Gartmore ID Aggressive Fund - Service Class
           2004 ..........   0.95% to 1.50%    68,589     9.05 to  8.86        616,090        0.42%       3.42% to   3.13%
           2003 ..........   0.95% to 1.50%    16,118     7.29 to  7.40        118,443        0.60%       9.99% to  10.30%
           2002 ..........   0.95% to 1.50%     2,093     7.61 to  7.68         15,970        0.15%      -7.70% to  -7.44%

     Gartmore ID Conservative Fund - Service Class
           2004 ..........   0.95% to 1.50%    86,696    10.84 to 10.61        935,609        1.08%       0.53% to   0.25%
           2003 ..........   0.95% to 1.45%    35,073    10.30 to 10.44        364,662        1.24%       3.02% to   3.28%
           2002 ..........   0.95% to 1.35%    51,454    10.04 to 10.11        519,131        1.02%      -0.62% to  -0.42%
           2001 ..........        1.35%            19         10.06                195        2.40%            0.35%

     Gartmore ID Moderate Fund - Service Class
           2004 ..........   0.95% to 1.75%   152,759     9.95 to  9.65      1,505,394        0.81%       1.95% to   1.54%
           2003 ..........   0.95% to 1.75%    86,329     8.62 to  8.82        756,635        0.94%       6.68% to   7.11%
           2002 ..........   0.95% to 1.50%    44,399     8.69 to  8.77        388,845        0.58%      -4.79% to  -4.53%
           2001 ..........   0.95% to 1.20%     8,628     9.42 to  9.44         81,428        1.00%      -3.20% to  -3.08%

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                      Investment
                                 Expense                        Unit            Contract        Income            Total
                                  Rate*         Units        Fair Value      Owners' Equity     Ratio**         Return***
                             --------------   ---------   ----------------   --------------   ----------   ------------------
     Gartmore ID Moderately Aggressive Fund - Service Class
           2004 ..........   0.95% to 1.85%     112,695   $ 9.45 to   9.13     $ 1,056,002       0.44%       2.69% to   2.22%
           2003 ..........   0.95% to 1.50%      37,019     7.88 to   8.00         294,166       0.83%       8.47% to   8.77%
           2002 ..........   0.95% to 1.50%       7,284     8.07 to   8.15          59,171       0.34%      -6.37% to  -6.11%
           2001 ..........        1.35%              29          9.04                  262       0.88%           -5.77%

     Gartmore ID Moderately Conservative Fund - Service Class
           2004 ..........   0.95% to 1.60%     104,399    10.46 to  10.21       1,087,607       0.97%       1.02% to   0.69%
           2003 ..........   1.20% to 1.45%      12,121     9.56 to   9.63         116,144       1.02%       5.02% to   5.15%
           2002 ..........   1.35% to 1.50%         844     9.38 to   9.41           7,937       0.79%      -2.68% to  -2.61%

     Gartmore International Index Fund - Class A
           2004 ..........   1.10% to 1.90%       4,746     8.44 to   8.18          39,820       0.07%       3.55% to   3.13%
           2003 ..........   1.10% to 1.90%         668     6.36 to   6.50           4,317      56.75%       7.74% to   8.18%
           2002 ..........   1.20% to 1.90%         599     7.11 to   7.20           4,303       0.06%      -2.79% to  -2.45%

     Gartmore Large Cap Value Fund - Class A
           2004 ..........   0.95% to 1.90%     112,562    11.92 to  11.45       1,310,251       0.39%       3.93% to   3.43%
           2003 ..........   0.95% to 1.90%      80,779     9.66 to   9.99         789,503       0.47%       9.90% to  10.43%
           2002 ..........   0.95% to 1.90%      64,454     9.97 to  10.26         647,003       0.23%      -3.53% to  -3.08%
           2001 ..........   0.95% to 1.45%      25,443    11.07 to  11.36         282,313       0.44%       0.91% to   1.17%
           2000 ..........        1.30%           8,107          9.39               76,157       1.17%           -2.34%

     Gartmore Mid Cap Market Index Fund - Class A
           2004 ..........   0.95% to 1.90%      53,233    11.19 to  10.79         591,417       0.11%       5.22% to   4.71%
           2003 ..........   0.95% to 1.90%      34,123     8.67 to   8.90         302,498       0.20%      10.90% to  11.43%
           2002 ..........   0.95% to 1.45%      10,626     9.04 to   9.12          96,450       0.08%      -4.43% to  -4.19%
           2001 ..........   0.95% to 1.45%         764     9.71 to   9.75           7,445       0.16%      -0.66% to  -0.41%

     Gartmore Money Market Fund - Prime Shares
           2004 ..........        1.30%         465,807         29.07           10,725,096       0.26%           -0.39%
           2003 ..........   1.30% to 1.30%     576,656    23.12 to  29.30      13,397,043       0.37%      -0.29% to  -0.29%
           2002 ..........        1.30%         634,125         23.12           14,659,998       0.55%           -0.07%
           2001 ..........        1.30%          23,145         29.10              673,756       2.20%            1.57%
        Tax qualified
           2001 ..........        1.30%         622,198         23.11           14,380,655       2.20%            1.57%
           2000 ..........        1.30%          26,701         27.99              747,241       4.72%            2.09%
        Non-tax qualified
           2000 ..........        1.30%             837         28.16               23,572       4.72%            2.09%
        Non-tax qualified spectrum (81-225)
           2000 ..........        1.30%         573,117         22.22           12,737,470       4.72%            2.09%

     Gartmore Money Market Fund - Service Class
           2004 ..........   0.95% to 2.25%     355,774    10.51 to   9.63       3,704,759       0.15%      -0.29% to  -0.94%
           2003 ..........   0.95% to 2.25%   1,164,365     9.82 to  10.57      12,210,865       0.29%      -0.81% to  -0.16%
           2002 ..........   0.95% to 1.90%     415,742    10.36 to  10.58       4,384,096       0.51%      -0.45% to   0.03%
           2001 ..........   0.95% to 1.70%     382,751    10.42 to  10.51       4,015,936       1.97%       1.33% to   1.71%

     Gartmore Nationwide Fund - Class D
           2004 ..........   0.95% to 1.65%      97,960     8.76 to   8.50       5,735,715       0.29%       1.68% to   1.32%
           2003 ..........   0.95% to 1.65%      79,670     7.47 to  98.33       5,099,926       0.38%      11.27% to  11.66%
           2002 ..........   0.95% to 1.90%      74,472     7.65 to  96.92       5,471,135       0.17%      -6.68% to  -6.24%
           2001 ..........   0.95% to 1.80%      71,069     8.67 to 113.50       6,251,361       0.28%      -8.78% to  -8.38%
        Tax qualified
           2000 ..........        1.30%          59,522        126.67            7,539,660       0.39%            3.00%
        Non-tax qualified
           2000 ..........        1.30%             135        131.94               17,812       0.39%            3.00%

     Gartmore S&P 500 Index Fund - Service Class
           2004 ..........   0.95% to 2.25%     441,141     7.75 to   8.65       3,546,334       0.45%       2.69% to   2.02%
           2003 ..........   0.95% to 2.25%     383,802     6.39 to   7.70       2,636,577       0.48%      10.15% to  10.88%
           2002 ..........   0.95% to 2.05%     316,214     6.55 to   7.84       2,219,442       0.21%     -14.34% to -13.87%
           2001 ..........   0.95% to 1.80%     235,190     8.22 to   9.74       2,037,855       0.30%      -7.79% to  -7.40%
           2000 ..........   0.95% to 1.30%      35,316     9.90 to  11.65         398,045       0.29%      -1.41% to  -0.97% (b)

     Gartmore Small Cap Fund - Class A
           2004 ..........   0.95% to 1.65%     182,589    12.69 to 12.33        2,690,537       0.00%       9.09% to   8.70%
           2003 ..........   0.95% to 1.45%      85,777     9.14 to 11.38          952,223       0.00%      16.69% to  16.98%
           2002 ..........   0.95% to 1.45%      69,709     9.70 to 12.06          822,260       0.00%      -0.55% to  -0.30%
           2001 ..........   0.95% to 1.45%      32,893    10.31 to 12.80          413,885       0.00%       2.20% to   2.46%
           2000 ..........        1.30%          23,479         12.39              290,894       0.00%            2.15%

          NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Gartmore Small Cap Index Fund - Class A
           2004 ..........   0.95% to 1.65%     60,720   $11.41 to 11.11     $   688,587       0.22%        6.01% to  5.64%
           2003 ..........   0.95% to 1.50%     10,193     8.58 to  8.71          88,170       0.29%       16.21% to 16.53%
           2002 ..........   0.95% to 1.50%      1,966     8.90 to  8.99          17,595       0.16%       -6.04% to -5.78%
           2001 ..........   1.20% to 1.50%        212     9.97 to  9.99           2,107       0.50%        5.34% to  5.50%

     Gartmore Value Opportunities Fund - Class A
           2004 ..........   0.95% to 1.60%     44,816    12.95 to 12.64         577,528       0.07%        4.28% to  3.93%
           2003 ..........   0.95% to 1.60%      6,956    10.03 to 10.21          70,460       0.08%       10.93% to 11.30%
           2002 ..........   0.95% to 1.50%      3,430    10.55 to 10.65          36,389       0.00%       -1.79% to -1.53%
           2001 ..........       1.45%              94        11.39                1,073       0.41%             6.37%

     INVESCO Dynamics Fund - Investor Class
           2004 ..........   0.95% to 1.70%    759,828     5.36 to  5.19       6,080,745       0.00%       3.11% to   2.72%
           2003 ..........   0.95% to 1.70%    820,340     4.28 to  8.18       5,458,178       0.00%      15.15% to  15.59%
           2002 ..........   0.95% to 1.70%    795,394     4.23 to  8.04       5,386,688       0.00%     -25.30% to -25.02%
           2001 ..........   0.95% to 1.80%    870,381     6.71 to 12.73       9,767,129       0.00%     -21.67% to -21.33%
           2000 ..........   0.95% to 1.30%    463,726    10.49 to 19.77       9,156,323       0.00%        4.89% to 10.99%(a)

     INVESCO Small Company Growth Fund - Investor Class
           2004 ..........   0.95% to 1.60%     86,261      6.40 to 6.22         547,443       0.00%       2.84% to   2.50%
           2003 ..........   0.95% to 1.65%     86,873      5.16 to 5.28         455,686       0.00%      11.80% to  12.19%
           2002 ..........   0.95% to 1.65%     61,516      5.48 to 5.57         341,043       0.00%     -19.85% to -19.57%
           2001 ..........   0.95% to 1.65%     44,606      7.76 to 7.82         348,271       0.00%     -11.75% to -11.43%
           2000 ..........       0.95%           1,132         10.86              12,298       0.00%            8.64%      (a)(b)

     INVESCO Total Return Fund - Investor Class
           2004 ..........   0.95% to 2.05%     34,843      9.59 to 9.15         330,502       0.74%       -0.69% to -1.24%
           2003 ..........   0.95% to 2.05%     41,120      8.64 to 8.95         364,971       0.88%        6.32% to  6.91%
           2002 ..........   0.95% to 2.05%     40,587      8.80 to 9.01         363,517       0.71%       -7.16% to -6.65%
           2001 ..........   0.95% to 1.55%     17,898      9.78 to 9.85         175,831       0.73%       -0.18% to  0.12%

     Janus Adviser Balanced Fund
           2004 ..........   0.95% to 1.90%    140,644      9.78 to 9.43       1,365,548       0.60%        1.49% to  1.00%
           2003 ..........   0.95% to 1.90%    209,158      8.79 to 9.02       1,882,570       0.77%        5.22% to  5.73%
           2002 ..........   0.95% to 1.70%     67,161      8.78 to 8.90         596,506       0.45%       -3.84% to -3.48%
           2001 ..........   0.95% to 1.50%     15,142      9.35 to 9.39         142,011       1.64%       -4.33% to -4.07%

     Janus Adviser International Fund
           2004 ..........   1.20% to 1.90%     48,832      6.59 to 6.42         321,811       0.00%      -1.01% to  -1.36%
           2003 ..........   1.05% to 1.45%      9,198      5.23 to 5.29          48,369       0.00%       5.13% to   5.34%
           2002 ..........   1.05% to 1.45%      5,524      5.93 to 5.97          32,905       0.00%     -12.61% to -12.44%
           2001 ..........   1.05% to 1.45%      1,809      7.50 to 7.52          13,602       0.00%     -15.91% to -15.74%

     Janus Adviser Worldwide Fund
           2004 ..........   0.95% to 1.90%    147,305      5.92 to 5.71         863,515       0.00%      -3.98% to  -4.44%
           2003 ..........   0.95% to 1.90%    212,416      5.21 to 5.35       1,128,842       0.00%       5.10% to   5.61%
           2002 ..........   0.95% to 1.90%    180,728      5.88 to 5.98       1,076,109       0.00%     -13.91% to -13.50%
           2001 ..........   0.95% to 1.80%     98,794      7.66 to 7.71         760,941       0.00%     -13.10% to -12.73%

     Janus Fund
           2004 ..........   0.95% to 2.05%    756,379     5.57 to  5.32      10,064,524       0.00%       1.86% to   1.29%
           2003 ..........   0.95% to 2.05%    891,598     4.51 to 14.20       9,994,306       0.00%      10.86% to  11.48%
           2002 ..........   0.95% to 2.05%  1,029,159     4.75 to 14.85      12,038,358       0.00%     -17.15% to -16.69%
           2001 ..........   0.95% to 1.80%  1,011,558     6.90 to 21.33      18,303,950       0.00%     -13.08% to -12.70%
           2000 ..........   0.95% to 1.30%    778,413     9.71 to 29.84      23,103,120       0.00%      -2.89% to   2.37%(a)

     Janus Twenty Fund
           2004 ..........   0.95% to 1.90%  1,240,770     4.90 to  4.71      23,124,958       0.00%       8.83% to   8.31%
           2003 ..........   0.95% to 1.90%  1,472,925     3.93 to 20.52      22,214,246       0.00%      11.21% to  11.74%
           2002 ..........   0.95% to 1.90%  1,604,924     3.92 to 20.32      24,444,918       0.00%     -17.42% to -17.03%
           2001 ..........   0.95% to 1.80%  1,684,689     5.46 to 28.08      36,644,929       0.00%     -20.24% to -19.89%
           2000 ..........   0.95% to 1.30%  1,189,662     9.46 to 48.41      57,295,810       0.00%      -8.04% to  -5.34%(b)

     Janus Worldwide Fund
           2004 ..........   0.95% to 1.50%    630,525     5.22 to  5.10       8,186,678       0.00%      -3.80% to  -4.06%
           2003 ..........   0.95% to 1.50%    818,851     4.59 to 11.94       9,528,199       0.00%       5.80% to   6.10%
           2002 ..........   0.95% to 1.50%  1,010,545     5.13 to 13.30      12,594,229       0.00%     -13.99% to -13.75%
           2001 ..........   0.95% to 1.50%  1,162,955     6.71 to 17.39      19,070,214       0.00%     -14.40% to -14.16%
           2000 ..........   0.95% to 1.30%  1,029,737     9.74 to 25.15      25,830,341       0.00%      -2.60% to   1.70%(a)

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Lazard Small Cap Portfolio - Open Shares

           2004 ..........   0.95% to 1.90%    183,085   $14.80 to 14.22     $ 2,929,840       0.00%       5.57% to  5.06%
           2003 ..........   0.95% to 1.90%    151,630    11.07 to 12.54       1,871,531       0.00%      11.13% to 11.66%
           2002 ..........   0.95% to 1.90%    177,638    11.86 to 13.36       2,340,100       0.00%      -3.96% to -3.51%
           2001 ..........   0.95% to 1.45%     67,130    11.64 to 12.96         859,620       0.00%       8.46% to  8.74%
           2000 ..........       1.30%          23,772        10.81              257,025       0.00%                 3.32%

     MFS(R)Strategic Income Fund - Class A
           2004 ..........       1.30%          63,387        12.01              761,142       3.05%           -0.31%
           2003 ..........       1.30%          59,920        11.58              693,966       3.01%            7.98%
           2002 ..........       1.30%          35,770        10.17              363,756       3.44%            0.49%
           2001 ..........       1.30%          10,120        35.53              359,592       0.00%           -0.65%
           2000 ..........       1.30%          12,846        35.70              458,585       0.00%           -0.12%

     Nationwide(R)Large Cap Growth Fund - Class A
           2003 ..........   0.95% to 1.45%     44,811      4.61 to 6.30         239,623       0.00%      11.71% to  11.99%
           2002 ..........   0.95% to 1.45%     29,497      4.63 to 6.32         180,060       0.00%     -20.64% to -20.44%
           2001 ..........   0.95% to 1.45%     19,490      6.29 to 8.57         162,513       0.00%     -15.82% to -15.61%
           2000 ..........       1.30%           8,487        13.61              115,506       0.00%            1.61%

     Neuberger Berman EF - Guardian Fund - Investor Class Shares
           2004 ..........       1.30%         174,801        17.51            3,060,048       0.00%            3.66%
           2003 ..........       1.30%         216,448        14.66            3,174,120       0.00%           15.82%
           2002 ..........       1.30%         273,022        15.35            4,189,942       0.08%          -11.17%
           2001 ..........       1.30%         315,736        17.96            5,670,699       0.33%            0.70%

     Neuberger Berman EF - Partners Fund - Investor Class Shares
           2004 ..........       1.30%         199,744        26.28            5,248,852       0.00%            4.79%
           2003 ..........       1.30%         200,558        21.96            4,404,201       0.00%           17.44%
           2002 ..........       1.30%         238,157        22.49            5,355,241       0.00%          -10.77%
           2001 ..........       1.30%         250,948        25.97            6,516,903       0.00%           -1.38%
           2000 ..........       1.30%         268,958        26.17            7,037,357       0.00%           -1.35%

     Neuberger Berman ET - Genesis Fund - Trust Class Shares
           2004 ..........   0.95% to 1.90%    673,987    18.04 to 17.33      12,433,376       0.00%       9.39% to   8.87%
           2003 ..........   0.95% to 1.90%    521,258    13.39 to 14.36       7,373,442       0.00%       8.63% to   9.15%
           2002 ..........   0.95% to 1.90%    472,611    13.13 to 13.99       6,530,382       0.00%       1.34% to   1.82%
           2001 ..........   0.95% to 1.65%    201,244    12.80 to 13.52       2,704,623       0.00%       8.44% to   8.83%
           2000 ..........       1.30%          76,840        10.85              833,583       0.00%           14.04%

     Neuberger Berman ET - Guardian Fund - Trust Class Shares
           2004 ..........   0.95% to 1.55%     39,713      9.28 to 9.05         365,103       0.00%       3.76% to   3.45%
           2003 ..........   0.95% to 1.55%     37,125      7.61 to 7.76         285,694       0.00%      15.59% to  15.94%
           2002 ..........   0.95% to 1.55%     40,259      7.99 to 8.10         324,447       0.10%     -11.40% to -11.14%
           2001 ..........   0.95% to 1.50%     15,620      9.40 to 9.46         147,481       0.41%       0.53% to   0.81%
           2000 ..........       1.30%         342,621        18.60            6,372,053       0.21%           -2.32%      (a)(b)

     Neuberger Berman ET - Partners Fund - Trust Class Shares
           2004 ..........   0.95% to 1.90%     32,217    10.21 to  9.81         326,642       0.00%       4.89% to   4.39%
           2003 ..........   0.95% to 1.90%     20,172     8.26 to  8.51         170,904       0.00%      17.00% to  17.56%
           2002 ..........   0.95% to 1.90%     14,731     8.53 to  8.70         127,721       0.00%     -11.02% to -10.60%
           2001 ..........   0.95% to 1.45%     12,986     9.97 to 10.03         130,011       0.00%      -1.55% to  -1.30%

     Neuberger Berman ET - Socially Responsive Fund - Trust Class Shares
           2004 ..........       1.30%             227        10.22                2,320       0.00%            2.21%      (a)(b)

     Neuberger Berman Limited Maturity Bond Fund(R) - Investor Class Shares
           2004 ..........       1.30%          91,011        14.22            1,293,859       1.80%           -0.65%
           2003 ..........       1.30%          99,946        14.32            1,431,639       1.97%            1.31%
           2002 ..........       1.30%          92,654        13.82            1,280,235       2.39%            1.38%
           2001 ..........       1.30%          59,168        13.21              781,662       3.14%            3.71%
           2000 ..........       1.30%          63,725        12.24              779,748       3.09%            1.16%

     Oppenheimer Capital Appreciation Fund A
           2004 ..........   0.95% to 1.85%    294,140      7.49 to 7.24       2,192,090       0.00%       1.66% to   1.20%
           2003 ..........   0.95% to 1.80%    137,927      6.24 to 6.39         877,208       0.00%      10.60% to  11.07%
           2002 ..........   0.95% to 1.70%     79,532      6.29 to 6.37         505,760       0.00%     -19.35% to -19.04%
           2001 ..........   0.95% to 1.50%     14,829      8.59 to 8.63         127,800       0.00%      -5.47% to  -5.20%

     Oppenheimer Champion Income Fund A
           2004 ..........   0.95% to 1.45%     11,847    11.40 to 11.33         134,779       3.32%       1.37% to   1.11%

           NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS)

                                Contract                                                    Investment
                                Expense                        Unit            Contract       Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Oppenheimer Global Fund A
           2004 ..........   0.95% to 2.25%    753,599   $ 9.30 to 10.00     $ 16,549,050      0.00%       2.72% to   2.04%
           2003 ..........   0.95% to 2.25%    669,265     6.88 to 28.60       12,116,931      0.00%      10.28% to  11.01%
           2002 ..........   0.95% to 1.90%    748,805     7.48 to 30.88       14,486,806      0.00%      -8.67% to  -8.24%
           2001 ..........   0.95% to 1.65%    540,756     8.64 to 35.36       14,708,155      0.00%      -8.86% to  -8.53%
           2000 ..........   0.95% to 1.30%    371,222    10.09 to 41.12       15,077,348      0.00%       0.93% to   9.04%(a)

     Oppenheimer Global Securities Fund/VA - Class 4
           2004 ..........   0.95% to 2.25%     91,316    10.10 to 10.07          921,516      0.00%       0.96% to   0.75%(a)(b)

     Oppenheimer Strategic Income Fund - Class A
           2004 ..........   0.95% to 1.45%     26,136    12.74 to 12.50          330,325      2.42%      -0.02% to  -0.27%
           2003 ..........   0.95% to 1.45%     11,964    11.68 to 11.84          140,455      2.96%       9.81% to  10.09%
           2002 ..........   1.20% to 1.45%      4,479    10.19 to 10.24           45,775      3.85%       0.91% to   1.03%
           2001 ..........       1.25%           2,094         9.93                20,795      5.15%                  0.30%

     Phoenix-Oakhurst Balanced Fund - Class A
           2004 ..........       1.30%          56,203        18.65             1,047,965      0.99%            1.35%
           2003 ..........       1.30%          48,590        16.86               819,409      1.03%            7.29%
           2002 ..........       1.30%          52,579        16.50               867,687      0.71%           -8.35%
           2001 ..........       1.30%          50,853        18.16               923,632      1.35%            1.47%
           2000 ..........       1.30%          50,120        18.20               912,025      0.52%           -0.04%

     PIMCO Total Return Fund - Class A
           2004 ..........   0.95% to 2.25%    277,463    12.70 to 11.50        3,497,396      0.94%      -0.25% to  -0.90%
           2003 ..........   0.95% to 2.25%    177,253    11.71 to 12.75        2,246,282      1.60%       3.56% to   4.24%
           2002 ..........   0.95% to 1.80%     73,125    11.46 to 11.63          847,781      2.01%       2.86% to   3.29%
           2001 ..........   0.95% to 1.45%     34,657    10.59 to 10.63          367,872      2.88%       1.61% to   1.87%

     Putnam International Equity Fund - Class A
           2004 ..........   0.95% to 1.50%        806    12.74 to 12.66           10,250      0.00%       0.44% to   0.16%

     Putnam Voyager Fund - Class A
           2004 ..........   0.95% to 1.50%      7,586    11.89 to 11.81           90,106      0.00%       0.97% to   0.69%
           2003 ..........       0.95%             358        10.51                 3,764      0.00%            5.14%      (a)(b)

     Strong Advisor Common Stock Fund - Class Z
           2004 ..........   0.95% to 1.90%    340,078    10.46 to 10.05        4,363,121      0.00%       1.77% to   1.29%
           2003 ..........   0.95% to 1.90%    325,240     8.44 to 12.62        3,531,703      0.00%      15.68% to  16.23%
           2002 ..........   0.95% to 1.90%    309,480     7.98 to 11.87        3,211,922      0.00%     -13.31% to -12.90%
           2001 ..........   0.95% to 1.50%    219,933     9.54 to 14.04        2,731,981      0.00%      -0.36% to  -0.08%
           2000 ..........       1.30%         103,944        14.40             1,496,905      0.00%           -0.22%

     Strong Advisor Mid Cap Growth Fund - Class Z
           2004 ..........   0.95% to 1.50%     62,936     4.56 to  4.46          284,490      0.00%       4.81% to   4.52%
           2003 ..........   0.95% to 1.45%     19,303     3.87 to  3.93           75,338      0.00%      19.82% to  20.12%
           2002 ..........   0.95% to 1.45%     11,784     3.96 to  3.99           46,841      0.00%     -24.88% to -24.69%
           2001 ..........   1.10% to 1.45%        486     6.57 to  6.58            3,201      0.00%     -15.02% to -14.87%

     Strong Growth and Income Fund
           2004 ..........   0.95% to 1.85%     35,675     6.72 to  6.50          238,267      0.06%       1.97% to   1.51%
           2003 ..........   0.95% to 1.85%     18,656     5.70 to  5.85          108,333      0.10%       8.88% to   9.37%
           2002 ..........   0.95% to 1.45%      4,165     5.94 to  5.99           24,832      0.02%     -13.53% to -13.31%
           2001 ..........   0.95% to 1.45%      1,658     7.46 to  7.49           12,410      0.00%     -14.34% to -14.13%

     Strong Growth Fund
           2004 ..........   1.10% to 1.45%      1,141    10.50 to 10.48           11,974      0.00%        5.82% to  5.63%

     Strong Large Cap Growth Fund
           2004 ..........       1.30%          92,028        21.46             1,974,655      0.00%            2.67%
           2003 ..........       1.30%         109,332        18.85             2,060,526      0.00%           12.89%
           2002 ..........       1.30%         127,814        19.50             2,492,813      0.00%          -19.16%
           2001 ..........       1.30%         145,575        26.95             3,922,982      0.00%          -25.34%
           2000 ..........       1.30%         146,972        42.35             6,223,724      0.00%            0.28%

     Templeton Foreign Fund - Class A
           2004              0.95% to 1.65%    455,276    11.42 to 11.09        6,882,198      0.00%       2.15% to   1.79%
           2003              0.95% to 1.50%    404,034     9.04 to 14.51        5,223,598      0.00%       6.06% to   6.35%
           2002              0.95% to 1.50%    386,928     9.78 to 15.68        5,653,144      0.00%       3.34% to   3.62%
           2001              0.95% to 1.45%    325,843     9.91 to 15.84        5,056,130      0.00%      -5.14% to  -4.90%
           2000              1.05% to 1.30%    334,879    10.37 to 16.55        5,519,863      0.00%      -5.70% to   3.72%(b)

     Van Kampen Growth and Income Fund - Class A
           2004              0.95% to 1.45%     55,663    12.77 to 12.69          710,150      0.67%       2.76% to   2.50%

                                                                     (Continued)

     NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Van Kampen Growth Fund - Class A
        2004 .............   0.95% to 1.45%      6,364   $13.21 to 13.14    $     84,000       0.00%       7.44% to   7.17%
     Van Kampen Real Estate Securities Fund - Class A
        2004 .............   0.95% to 1.90%     15,201    13.60 to 13.45         206,176       1.32%       6.53% to   6.02%
     Victory VIF - Diversified Stock Fund Class A Shares
        2001 .............   1.20% to 1.45%      9,427     8.07 to 10.24          84,977       1.41%      -2.79% to -14.84%
        2000 .............       1.30%           5,603        10.86               63,455       0.49%           -5.17%
     Waddell & Reed Advisors Small Cap Fund, Inc. - Class A
        2004 .............   0.95% to 1.45%      2,627    12.78 to 12.70          33,511       0.00%       4.42% to   4.16%
                                                                            ------------

     2004 Reserves for annuity contracts in payout phase: ..............          87,012
                                                                            ------------
     2004 Contract owners' equity ......................................    $325,713,876
                                                                            ============

     2003 Reserves for annuity contracts in payout phase: ..............          82,334
                                                                            ------------
     2003 Contract owners' equity ......................................    $290,220,372
                                                                            ============

     2002 Reserves for annuity contracts in payout phase: ..............          92,239
                                                                            ------------
     2002 Contract owners' equity ......................................    $289,992,985
                                                                            ============

     2001 Reserves for annuity contracts in payout phase: ..............         127,753
                                                                            ------------
     2001 Contract owners' equity ......................................    $338,372,367
                                                                            ============

     2000 Reserves for annuity contracts in payout phase: ..............         209,335
                                                                            ------------
     2000 Contract owners' equity ......................................    $386,227,218
                                                                            ============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

+ Under a substitution order effective in 2001, the MFS(R) Strategic Income Fund - Class A was substituted for the MFS(R) Global Governments Fund - Class A. The financial highlights present data for the MFS(R) Global Governments Fund - Class A through 2000 and MFS(R) Strategic Income Fund - Class A thereafter.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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